AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2003
- ----------------------------------------------------------------------------

                                                             FILE NOS. 333-66710
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 7

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 65

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                 ANGELA  KING, ESQUIRE
FOLEY & LARDNER                          ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, NW                          OF NEW YORK
SUITE 500                                3100 SANDERS ROAD
WASHINGTON, D.C. 20007                   SUITE J5B
                                         NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on December 22, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") to add two new variable sub-accounts that will be available under the Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred deferred variable annuity contracts ("Contracts") described in the registration statement, to add the TrueReturn Accumulation Benefit Option ("new Option")for the Contracts and for the Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share contracts, to announce the discontinuance of the availability of the retirement income guarantee riders for the Contracts and for the Allstate Variable Annuity
- B Share and Allstate Variable Annuity - L Share contracts, and to make additional non-material changes to the registration statement. The new Option will be offered to new Contract Owners. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated December 31, 2003
                                     to the
             Prospectus dated May 1, 2003, as supplemented, for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)


This supplement amends the above-referenced prospectus for the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York, to add two new Variable Sub-Accounts and to reflect the discontinuation of offering the Retirement Income Guarantee Options. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Effective January 1, 2004, the Retirement Income Guarantee Options ("RIG 1" and "RIG 2") will no longer be offered. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will not be affected. The Trade-In Program is also discontinued at this time. Upon discontinuation of the Trade-In Program, you will be permitted to cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. All references in the prospectus to the Retirement Income Guarantee Options are updated accordingly.


Effective December 31, 2003, the Van Kampen LIT Money Market and the Van Kampen UIF Global Franchise Variable Sub-Accounts will be offered with your Contract. Change all references throughout the prospectus to the availability of "38" Variable Sub-Accounts. Change all references to the "money market Variable Sub-Account" to "Putnam VT Money Market Variable Sub-Account."



Page 12: Add the following to the full table describing Portfolio Annual
Expenses:

                                                                                          Total Annual
                                                      Management    Rule 12b-1   Other     Portfolio
Portfolio                                                Fees          Fees      Expenses   Expenses
----------------------------------------------------- ------------ ------------- ------- ---------------
Van Kampen LIT Money Market Portfolio - Class II         0.50%         0.25%      0.20%     0.95%
(11)
Van Kampen UIF Global Franchise Portfolio - Class        0.80%         0.35%      0.45%     1.60%
II (12)



11. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. The Portfolio's investment adviser is currently waiving or reimbursing all or a portion of the Portfolio's "Management Fees" or "Other Expenses" such that the actual total operating expenses were 0.85%. The fee waivers or expense reimbursements can be terminated at any time.

12. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that "Total Annual Portfolio Expenses", excluding certain investment related expenses described below, will not exceed 1.20%. In addition, the distributor has voluntarily agreed to waive a portion of its "Rule 12b-1 Fees". The Portfolio was not operational in 2002. Figures shown are based on estimates and assume the average daily net assets of the Portfolio are not more than $50,000,000.

         In determining the actual amount of voluntary management fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual portfolio expenses. If these expenses were included, the Portfolio's total annual portfolio expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratio shown above.


Page 21: Investment Alternatives:  The Variable Sub-Accounts:  Add the following to the table describing the Portfolios:


------------------------------------- -------------------------------------------- --------------------------
Portfolio:                            Each Portfolio:                              Investment Adviser:
------------------------------------- -------------------------------------------- --------------------------
------------------------------------- -------------------------------------------- --------------------------
Van Kampen LIT Money Market           Seeks protection of capital and high         Van Kampen
Asset Portfolio (Class II)            current income through investments in        Management Inc.
                                      money market instruments.

------------------------------------- -------------------------------------------- --------------------------
------------------------------------- -------------------------------------------- --------------------------
Van Kampen UIF Global Franchise       Seeks long-term capital appreciation.        Van Kampen(3)
Portfolio (Class II)
------------------------------------- -------------------------------------------- --------------------------

(3)  Morgan Stanley  Investment  Management Inc., the investment  adviser to the
     Van Kampen UIF  Portfolios,  does  business  in  certain  instances  as Van
     Kampen.


Page 35: Income Protection Benefit Option: Add the following Variable
Sub-Account to the list of Unrestricted Variable Sub-Accounts:

Van Kampen LIT Money Market


Page  35:  Income  Protection   Benefit  Option:   Add  the  following  Variable
Sub-Account to the list of Restricted Variable Sub-Accounts:

Van Kampen UIF Global Franchise

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated December 31, 2003
                                     to the
             Prospectus dated July 1, 2003, as supplemented, for the
                           Allstate Variable Annuities
  (Allstate Variable Annuity--B Share and Allstate Variable Annuity--L Share)


This supplement amends the above-referenced prospectus for the Allstate Variable
Annuity--B Share and Allstate Variable Annuity--L Share contracts (each, a
"Contract"), offered by Allstate Life Insurance Company of New York to reflect the discontinuation of offering the Retirement Income Guarantee Options. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Effective January 1, 2004, the Retirement Income Guarantee Options ("RIG 1" and
"RIG 2") will no longer be offered. If you added a Retirement Income Guarantee
Option to your Contract prior to January 1, 2004, your Option will not be affected. The Trade-In Program is also discontinued at this time. Upon discontinuation of the Trade-In Program, you will be permitted to cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract
Anniversary. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley
Financial Advisor for details. All references in the prospectus to the Retirement Income Guarantee Options are updated accordingly.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 2, 2004
                                     to the
             Prospectus dated May 1, 2003, as supplemented, for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)


This supplement describes the TrueReturnSM Accumulation Benefit Option now available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor
Preferred variable annuity contracts (each, a "Contract"), offered by Allstate
Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


Page 2: Add the following to the Table of Contents after "Appendix D":
                                                                                                                   Page
Appendix E-Withdrawal Adjustment Example-Accumulation Benefit     __


Page 3:  Add the following to the list of "Important Terms":

                                                                   Page
AB Factor                                                            __
Accumulation Benefit                                                 __
Benefit Base                                                         __
Guarantee Option                                                     __
Rider Anniversary                                                    __
Rider Maturity Date                                                  __
Rider Period                                                         __
Rider Trade-In Option                                                __
TrueReturnSM Accumulation Benefit Option                             __


Page 6: Add the following bullet after the third bullet under the subheading
"All Contracts" under the heading "Expenses":

o If you select the TrueReturnSM Accumulation Benefit Option you would pay an additional annual fee ("Rider Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract Anniversary") during the Rider Period.
         You may not select the TrueReturn Option together with a Retirement
         Income Guarantee Option.


Page 11: Add the following table after the second table under the subheading
"Variable Account Annual Expenses":

TrueReturnSM Accumulation Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

---------------------------------------------- -----------------------
  TrueReturnSM Accumulation Benefit Option             0.50%*
---------------------------------------------- -----------------------

*Up to 1.25% for Options  added in the future.  See  "TrueReturnSM  Accumulation
Benefit Option" for details.


Page 21: Add the following section after the last paragraph under the subheading
"ACCUMULATION UNIT VALUE" under the heading "Contract Value":

TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option ("TrueReturn Option"), which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider
Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, subject to availability and issue requirements. Currently, you may have only one TrueReturn
Option in effect on your Contract at one time. You may not have both a
TrueReturn Option and a Retirement Income Guarantee Option in effect on your
Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract
Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

o        notifying us in writing in a form satisfactory to us; or
o changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment
         Restrictions" section below.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider
Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider
Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "Guarantee Options," Guarantee
Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Restrictions" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time.
After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time.


Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation
Benefit will not be available as a Contract Value, Settlement Value, or Death
Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB
Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.


       ----------------------------------------------------------------------------------
                                          AB Factors

       ----------------------------------------------------------------------------------
       -------------------------- ---------------------------- --------------------------
             Rider Period             Guarantee Option 1          Guarantee Option 2
           (number of years)
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                   8                        100.0%                        NA
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                   9                        112.5%                        NA
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  10                        125.0%                      100.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  11                        137.5%                      110.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  12                          NA                        120.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  13                          NA                        130.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  14                          NA                        140.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  15                          NA                        150.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  16                          NA                        160.0%
       -------------------------- ---------------------------- --------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

          Example 1: Guarantee Option 1

                  Guarantee Option:                           1
                  Rider Period:                                        10
                  AB Factor:                                           125.0%
                  Rider Date:                                          1/2/04
                  Rider Maturity Date:                                 1/2/14
                  Benefit Base on Rider Date:                          $50,000
                  Benefit Base on Rider Maturity Date:                 $50,000

                  On the Rider Maturity Date (1/2/14):

                  Accumulation Benefit = Benefit Base on Rider Maturity Date * AB Factor
                                            = $50,000 * 125.0%
                                            = $62,500

         Example 2: Guarantee Option 2

                  Guarantee Option:                           2
                  Rider Period:                                        15
                  AB Factor:                                           150.0%
                  Rider Date:                                          1/2/04
                  Rider Maturity Date:                                 1/2/19
                  Benefit Base on Rider Date:                          $50,000
                  Benefit Base on Rider Maturity Date:                 $50,000

                  On the Rider Maturity Date (1/2/19):

                  Accumulation Benefit = Benefit Base on Rider Maturity Date * AB Factor
                                            = $50,000 * 150.0%
                                            = $75,000

Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a more moderate investment allocation, but offers a lower AB Factor.
See "Investment Requirements" below for more information.


Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value,
Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

o        The Benefit Base will be increased by purchase payments (and Credit
         Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

o The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;
(b) = the Contract Value immediately prior to the withdrawal; and
(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix H for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee
Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain
Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain
Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We will also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion.
Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

(2)  to the DCA Fixed  Account  Option and then  transfer all purchase  payments
     (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio
Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future. The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

----------------------------------------------------- ----------------------------------------------------
                 Guarantee Option 1                                   Guarantee Option 2
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
                Model Portfolio Option 1                              Model Portfolio Option 2

----------------------------------------------------- ----------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account
Option. You may allocate any portion of your purchase payments (and Credit
Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account
Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period
Account" to refer to each purchase payment allocation made to the DCA Fixed
Account Option for a specified term length. At the expiration of a Transfer
Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor
Plus Contracts) made to your Contract will be allocated to the Variable
Sub-Accounts according to the percentage allocations for the Model Portfolio
Option you selected, unless you request that the purchase payment (and Credit
Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed
Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


Model Portfolio Options 1 and 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option
1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Options 1 and 2 and Variable Sub-Accounts available under each category:

----------------------------------------------------- ----------------------------------------------------
                 Model Portfolio Option 1                            Model Portfolio Option 2
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
                       20% Category A                                        10% Category A
                       50% Category B                                        20% Category B
                       30% Category C                                        50% Category C
                        0% Category D                                        20% Category D
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
Category A                                            Category D
Putnam VT Money Market                                Franklin Small Cap Value Securities
Van Kampen LIT Money Market                           LSA Aggressive Growth
                                                      LSA Equity Growth
Category B                                            Oppenheimer Aggressive Growth
Oppenheimer High Income                               Oppenheimer Capital Appreciation
Oppenheimer Strategic Bond                            Oppenheimer Global Securities
Putnam VT High Yield                                  Oppenheimer Main Street Small Cap
Putnam VT Income                                      Putnam VT Health Sciences
Van Kampen UIF Emerging Markets Debt                  Putnam VT International Equity
Van Kampen UIF U.S. Real Estate                       Putnam VT Investors
                           Putnam VT New Opportunities
Category C                                            Putnam VT Vista
Franklin Growth and Income Securities                 Putnam VT Voyager
LSA Mid Cap Value                                     Templeton Developing Markets Securities
Mutual Shares Securities                              Templeton Foreign Securities
Oppenheimer Main Street                               Van Kampen LIT Emerging Growth
Oppenheimer Multiple Strategies                       Van Kampen UIF Global Franchise
Putnam VT Global Asset Allocation                     Van Kampen UIF Small Company Growth
Putnam VT Growth and Income
Putnam VT New Value
Putnam VT Research
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income
Van Kampen LIT Growth & Income
----------------------------------------------------- ----------------------------------------------------


Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider
Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or
Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Rider Trade-In Option.
We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn
Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

o    The trade-in must occur on or after the 5th Rider  Anniversary and prior to the Rider  Maturity  Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion.  Any change we make will not apply to a
     TrueReturn   Option  that  was  added  to  your   Contract   prior  to  the
     implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

o the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

o the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

o the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

o    the Model  Portfolio  Options  will be  determined  by the Model  Portfolio
     Options offered with the Guarantee Options available with the New Option;

o    any waiting period for canceling the New Option will start again on the new
     Rider Date;

o any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

o the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your sales representative before trading in your TrueReturn Option.


Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

o    on the Rider Maturity Date;

o    on the Payout Start Date;

o    on the date your Contract is terminated;

o    on the date the Option is cancelled;

o    on the date we  receive a  Complete  Request  for  Settlement  of the Death
     Proceeds; or

o    on the date the  Option  is  replaced  with a New  Option  under  the Rider
     Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


Page 23: Add the following sentence to the end of the first paragraph under the subheading "TRUEBALANCESM ASSET ALLOCATION PROGRAM" under the heading
"Investment Alternatives: The Variable Sub-Accounts":

The TrueBalance program is currently not available with the TrueReturnsm
Accumulation Benefit Option.


Page 25: Add the following sentence to the end of the second paragraph under the subheading "TRANSFERS DURING THE ACCUMULATION phase" under the heading
"Investment Alternatives: Transfers":

If you added the TrueReturn Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnsm Accumulation Benefit Option" section of this prospectus for more information.


Page 28: Add the following section before the subheading "RETIREMENT INCOME
GUARANTEE OPTION FEE" under the heading "Expenses":

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee
Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract
Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract
Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturnsm Accumulation Benefit Option" section of this prospectus for more information.


Page 57:  Add the following appendix at the end of Appendix D:

Appendix E - Withdrawal Adjustment Example - Accumulation Benefit*

Rider Date: January 2, 2004
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a
$2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000
Credit Enhancement would apply assuming issue age 86-90)) Initial Benefit Base:
$50,000 for Allstate Advisor & Preferred Contracts, $52,000 for Allstate Advisor
Plus Contracts (assuming issue age 85 or younger)

----------- ---------------- ------------- ---------------- --------------- ------------------------
                                                                                 Benefit Base
----------- ---------------- ------------- ---------------- --------------- ------------------------
----------- ---------------- ------------- ---------------- --------------- ------------- ----------
   Date         Type of       Beginning      Transaction       Contract     Advisor and     Plus
              Occurrence       Contract        Amount        Value After     Preferred
                                Value                         Occurrence
----------- ---------------- ------------- ---------------- --------------- ------------- ----------
----------- ---------------- ------------- ---------------- --------------- ------------- ----------
  1/2/05       Contract        $55,000            -            $55,000        $50,000      $52,000
              Anniversary
----------- ---------------- ------------- ---------------- --------------- ------------- ----------
----------- ---------------- ------------- ---------------- --------------- ------------- ----------
  7/2/05        Partial        $60,000         $15,000         $45,000        $37,500      $39,000
              Withdrawal
----------- ---------------- ------------- ---------------- --------------- ------------- ----------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

------------------------------------------------------------------------- ----------------- ---------------- ------------
                                                                                              Advisor and       Plus
                                                                                               Preferred
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Benefit Base
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Partial Withdrawal Amount                                                       (a)             $15,000        $15,000
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)             $60,000        $60,000
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Value of Benefit Base Immediately Prior to Partial Withdrawal                   (c)             $50,000        $52,000
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)        $12,500        $13,000
------------------------------------------------------------------------- ----------------- ---------------- ------------
------------------------------------------------------------------------- ----------------- ---------------- ------------
Adjusted Benefit Base                                                                           $37,500        $39,000
------------------------------------------------------------------------- ----------------- ---------------- ------------

*For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 2, 2004
                                     to the
             Prospectus dated July 1, 2003, as supplemented, for the
                           Allstate Variable Annuities
  (Allstate Variable Annuity--B Share and Allstate Variable Annuity--L Share)


This supplement describes the TrueReturnSM Accumulation Benefit Option now available with the Allstate Variable Annuity--B Share and Allstate Variable
Annuity--L Share contracts (each, a "Contract"), offered by Allstate Life
Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


Page 2: Add the following to the Table of Contents after "Appendix D":
                                                                                                                   Page
Appendix E-Withdrawal Adjustment Example-Accumulation Benefit      __


Page 3:  Add the following to the list of "Important Terms":

                                                                   Page
AB Factor                                                            __
Accumulation Benefit                                                 __
Benefit Base                                                         __
Guarantee Option                                                     __
Rider Anniversary                                                    __
Rider Maturity Date                                                  __
Rider Period                                                         __
Rider Trade-In Option                                                __
TrueReturnSM Accumulation Benefit Option                             __


Page 6: Add the following bullet after the third bullet under the subheading
"All Contracts" under the heading "Expenses":

o If you select the TrueReturnSM Accumulation Benefit Option you would pay an additional annual fee ("Rider Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract Anniversary") during the Rider Period.
         You may not select the TrueReturn Option together with a Retirement
         Income Guarantee Option.


Page 10: Add the following table after the second table under the subheading
"Variable Account Annual Expenses":

TrueReturnSM Accumulation Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

---------------------------------------------- -----------------------
  TrueReturnSM Accumulation Benefit Option             0.50%*
---------------------------------------------- -----------------------

*Up to 1.25% for Options  added in the future.  See  "TrueReturnSM  Accumulation
Benefit Option" for details.


Page 19: Add the following section after the last paragraph under the subheading
"ACCUMULATION UNIT VALUE" under the heading "Contract Value":

TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option ("TrueReturn Option"), which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider
Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, subject to availability and issue requirements. Currently, you may have only one TrueReturn
Option in effect on your Contract at one time. You may not have both a
TrueReturn Option and a Retirement Income Guarantee Option in effect on your
Contract at the same time. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract
Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

o        notifying us in writing in a form satisfactory to us; or
o changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Option. For more information regarding investment requirements for this Option, see the "Investment
         Restrictions" section below.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider
Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider
Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "Guarantee Options," Guarantee
Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Restrictions" section below. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time.
After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time.


Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the money market Variable Sub-Account. You may transfer the excess amount out of the money market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the
TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB
Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.


       ----------------------------------------------------------------------------------
                                          AB Factors

       ----------------------------------------------------------------------------------
       -------------------------- ---------------------------- --------------------------
             Rider Period             Guarantee Option 1          Guarantee Option 2
           (number of years)
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                   8                        100.0%                        NA
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                   9                        112.5%                        NA
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  10                        125.0%                      100.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  11                        137.5%                      110.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  12                          NA                        120.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  13                          NA                        130.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  14                          NA                        140.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  15                          NA                        150.0%
       -------------------------- ---------------------------- --------------------------
       -------------------------- ---------------------------- --------------------------
                  16                          NA                        160.0%
       -------------------------- ---------------------------- --------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

          Example 1: Guarantee Option 1

                  Guarantee Option:                           1
                  Rider Period:                                        10
                  AB Factor:                                           125.0%
                  Rider Date:                                          1/2/04
                  Rider Maturity Date:                                 1/2/14
                  Benefit Base on Rider Date:                          $50,000
                  Benefit Base on Rider Maturity Date:                 $50,000

                  On the Rider Maturity Date (1/2/14):

                  Accumulation Benefit = Benefit Base on Rider Maturity Date * AB Factor
                                            = $50,000 * 125.0%
                                            = $62,500

         Example 2: Guarantee Option 2

                  Guarantee Option:                                    2
                  Rider Period:                                        15
                  AB Factor:                                           150.0%
                  Rider Date:                                          1/2/04
                  Rider Maturity Date:                                 1/2/19
                  Benefit Base on Rider Date:                          $50,000
                  Benefit Base on Rider Maturity Date:                 $50,000

                  On the Rider Maturity Date (1/2/19):

                  Accumulation Benefit = Benefit Base on Rider Maturity Date * AB Factor
                                            = $50,000 * 150.0%
                                            = $75,000

Guarantee Option 1 requires you to maintain a more conservative investment allocation, but offers a higher AB Factor. Guarantee Option 2 requires you to maintain a more moderate investment allocation, but offers a lower AB Factor.
See "Investment Requirements" below for more information.


Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value,
Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

o The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

o The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;
(b) = the Contract Value immediately prior to the withdrawal; and
(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee
Option you select, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain
Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain
Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We will also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion.
Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new TrueReturn Option elected pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee
     Option you selected; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio
Option with each of the available Guarantee Options. However, we may add Model
Portfolio Options in the future. The following table summarizes the Model
Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:

----------------------------------------------------- ----------------------------------------------------
                 Guarantee Option 1                                   Guarantee Option 2
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                Model Portfolio Option 1                              Model Portfolio Option 2

----------------------------------------------------- ----------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account
Option. You may allocate any portion of your purchase payments to the DCA Fixed
Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account
Option" section of this prospectus for more information. We use the term
"Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to the percentage allocations for the Model
Portfolio Option you selected, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for your Model Portfolio Option. We will use the percentage allocations as of your most recent instructions.


Model Portfolio Options 1 and 2.
If you choose or transfer your entire Contract Value into Model Portfolio Option
1 under Guarantee Option 1 or Model Portfolio Option 2 under Guarantee Option 2, you must allocate a certain percentage of your Contract Value into each of four asset categories. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Options 1 and 2 and Variable Sub-Accounts available under each category:

----------------------------------------------------- ----------------------------------------------------
                 Model Portfolio Option 1                            Model Portfolio Option 2
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
                       20% Category A                                        10% Category A
                       50% Category B                                        20% Category B
                       30% Category C                                        50% Category C
                        0% Category D                                        20% Category D
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
Category A                                            Category D
Morgan Stanley VIS Money Market                       Morgan Stanley VIS Aggressive Equity
                                                      Morgan Stanley VIS European Growth
Category B                                            Morgan Stanley VIS Global Advantage
Morgan Stanley VIS High Yield                         Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS Limited Duration                   Morgan Stanley VIS Information
Morgan Stanley VIS Quality Income Plus                Morgan Stanley VIS Pacific Growth
Morgan Stanley UIF Emerging Markets Debt              AIM V.I. Capital Appreciation
Morgan Stanley UIF U.S. Real Estate                   AllianceBernstein Growth
                                                      AllianceBernstein Premier Growth
Category C                                            AllianceBernstein Small Cap Value
Morgan Stanley VIS Dividend Growth                    Morgan Stanley UIF Emerging Markets Equity
Morgan Stanley VIS Equity                             Morgan Stanley UIF Equity Growth
Morgan Stanley VIS Income Builder                     Morgan Stanley UIF Global Franchise
Morgan Stanley VIS S&P 500 Index                      Morgan Stanley UIF Mid Cap Growth
Morgan Stanley VIS Strategist                         Morgan Stanley UIF Small Company Growth
Morgan Stanley VIS Utilities                          Putnam VT International Equity
AIM V.I. Basic Value                                  Putnam VT Investors
AIM V.I. Premier Equity                               Putnam VT Voyager
AllianceBernstein Growth and Income                   Van Kampen LIT Aggressive Growth
Morgan Stanley UIF Equity and Income                  Van Kampen LIT Emerging Growth
Morgan Stanley UIF U.S. Mid Cap Value
Putnam VT Growth and Income
Putnam VT The George Putnam Fund of Boston
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
----------------------------------------------------- ----------------------------------------------------


Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider
Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or
Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing
Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Rider Trade-In Option.
We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn
Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

o    The trade-in must occur on or after the 5th Rider  Anniversary and prior to the Rider  Maturity  Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion.  Any change we make will not apply to a
     TrueReturn   Option  that  was  added  to  your   Contract   prior  to  the
     implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

o the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

o the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

o the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

o    the Model  Portfolio  Options  will be  determined  by the Model  Portfolio
     Options offered with the Guarantee Options available with the New Option;

o    any waiting period for canceling the New Option will start again on the new
     Rider Date;

o any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

o the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.


Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

o    on the Rider Maturity Date;

o    on the Payout Start Date;

o    on the date your Contract is terminated;

o    on the date the Option is cancelled;

o    on the date we  receive a  Complete  Request  for  Settlement  of the Death
     Proceeds; or

o    on the date the  Option  is  replaced  with a New  Option  under  the Rider
     Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


Page 24: Add the following sentence to the end of the second paragraph under the subheading "TRANSFERS DURING THE ACCUMULATION phase" under the heading
"Investment Alternatives: Transfers":

If you added the TrueReturn Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnsm Accumulation Benefit Option" section of this prospectus for more information.


Page 26: Add the following section before the subheading "RETIREMENT INCOME
GUARANTEE OPTION FEE" under the heading "Expenses":

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee
Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract
Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract
Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturnsm Accumulation Benefit Option" section of this prospectus for more information.


Page 55:  Add the following appendix at the end of Appendix D:

Appendix E - Withdrawal Adjustment Example - Accumulation Benefit*

Rider Date: January 2, 2004
Initial Purchase Payment: $50,000
Initial Benefit Base: $50,000
----------- ---------------- ------------- ---------------- --------------- ------------------------
                                                                                 Benefit Base
----------- ---------------- ------------- ---------------- --------------- ------------------------
----------- ---------------- ------------- ---------------- --------------- ------------------------
   Date         Type of       Beginning      Transaction       Contract        Allstate Variable
              Occurrence       Contract        Amount        Value After      Annuity--B Share and
                                Value                         Occurrence       Allstate Variable
                                                                                Annuity--L Share
----------- ---------------- ------------- ---------------- --------------- ------------------------
----------- ---------------- ------------- ---------------- --------------- ------------------------
  1/2/05       Contract        $55,000            -            $55,000              $50,000
              Anniversary
----------- ---------------- ------------- ---------------- --------------- ------------------------
----------- ---------------- ------------- ---------------- --------------- ------------------------
  7/2/05        Partial        $60,000         $15,000         $45,000              $37,500
              Withdrawal
----------- ---------------- ------------- ---------------- --------------- ------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

---------------------------------------------------------------------------------- ------------------- ------------------
                                                                                                           Allstate
                                                                                                           Variable
                                                                                                        Annuity--B Share
                                                                                                         and Allstate
                                                                                                           Variable
                                                                                                        Annuity--L Share
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Benefit Base
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Partial Withdrawal Amount                                                                 (a)               $15,000
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)               $60,000
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal                             (c)               $50,000
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Withdrawal Adjustment                                                                [(a)/(b)]*(c)          $12,500
---------------------------------------------------------------------------------- ------------------- ------------------
---------------------------------------------------------------------------------- ------------------- ------------------
Adjusted Benefit Base                                                                                       $37,500
---------------------------------------------------------------------------------- ------------------- ------------------

*For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.



                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated December 31, 2003
                                     to the
                    Statement of Additional Information dated
                              May 1, 2003 for the:
                        Allstate Advisor Variable Annuity
                     Allstate Advisor Plus Variable Annuity
                   Allstate Advisor Preferred Variable Annuity


This supplement amends certain disclosure contained in the above-referenced
Statement of Additional Information ("SAI") for the Allstate Advisor, Allstate
Advisor Plus, and Allstate Advisor Preferred Variable Annuity Contracts
(collectively, the "Contracts") offered by Allstate Life Insurance Company of
New York "Allstate New York"), to add the TrueReturnsm Accumulation Benefit
Option and two new Variable Sub-Accounts to the Contracts.


Add the following sentence to the end of the fifth paragraph under the heading
"Standardized Total Returns":

When factoring the charge for the optional TrueReturn Option, we assume that there are no additional purchase payments or withdrawals.


Replace the second sentence of the last paragraph under the heading
"Standardized Total Returns" with the following two sentences:

Contracts with the TrueReturn Option will be first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the heading
"Non-Standardized Total Returns":

When factoring the charge for the optional TrueReturn Option, we assume that there are no additional purchase payments or withdrawals.


Add the following sentence to the end of the last paragraph under the heading
"Non-Standardized Total Returns":

Contracts with the TrueReturn Option were first offered to the public on January
2, 2004.


Appendix A--Allstate Advisor Contract:


Replace the first paragraph under Appendix A with the following paragraph:

The Allstate Advisor Variable Annuity Contracts were first offered to the public on May 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix A:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following sentence after the fifth sentence of the first paragraph under the heading "Standardized Total Returns":

The Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts commenced operations on December 31, 2003.


Add the following tables to Appendix A--Standardized Total Returns:


Advisor

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.43%         N/A             -4.79%
Putnam VT Global Asset Allocation - Class IB                                  -20.16%         N/A             -8.49%
Putnam VT Growth and Income - Class IB                                        -26.54%         N/A             -10.67%
Putnam VT Health Sciences - Class IB                                          -27.88%         N/A             -4.49%
Putnam VT High Yield - Class IB                                               -8.51%          N/A             -4.79%
Putnam VT Income - Class IB                                                   -0.01%          N/A              2.59%
Putnam VT International Equity - Class IB                                     -25.24%         N/A             -7.18%
Putnam VT Investors - Class IB                                                -31.37%         N/A             -17.78%
Putnam VT Money Market - Class IB                                             -6.62%          N/A              0.77%
Putnam VT New Opportunities - Class IB                                        -37.92%         N/A             -17.92%
Putnam VT New Value - Class IB                                                -23.20%         N/A             -4.66%
Putnam VT Research - Class IB                                                 -29.72%         N/A             -11.78%
Putnam VT Utilities Growth and Income - Class IB                              -31.58%         N/A             -12.74%
Putnam VT Vista - Class IB                                                    -38.01%         N/A             -15.32%
Putnam VT Voyager - Class IB                                                  -33.99%         N/A             -13.08%
Franklin Growth and Income Securities - Class 2                                 N/A           N/A              2.09%
Franklin Small Cap - Class 2                                                    N/A           N/A              8.94%
Franklin Small Cap Value Securities - Class 2                                   N/A           N/A              5.83%
Mutual Shares Securities - Class II                                             N/A           N/A             -3.18%
Templeton Developing Markets Securities - Class 2                               N/A           N/A              5.91%
Templeton Foreign Securities - Class 2                                          N/A           N/A             -1.67%
Templeton Global Income Securities - Class 2                                    N/A           N/A              0.79%
LSA Aggressive Growth                                                           N/A           N/A             -11.11%
LSA Equity Growth                                                               N/A           N/A             -6.30%
LSA Mid Cap Value                                                               N/A           N/A              3.84%
Oppenheimer Aggressive Growth - Service Shares                                  N/A           N/A             -5.82%
Oppenheimer Capital Appreciation - Service Shares                               N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                  N/A           N/A             -4.95%
Oppenheimer High Income - Service Shares                                        N/A           N/A              0.19%
Oppenheimer Main Street - Service Shares                                        N/A           N/A             -4.66%
Oppenheimer Main Street Small Cap - Service Shares                              N/A           N/A             -2.89%
Oppenheimer Multiple Strategies - Service Shares                                N/A           N/A              0.54%
Oppenheimer Strategic Bond - Service Shares                                     N/A           N/A             -0.91%
Van Kampen LIT Emerging Growth - Class II                                       N/A           N/A             -12.33%
Van Kampen LIT Growth and Income - Class II                                     N/A           N/A              0.10%
Van Kampen LIT Money Market Portfolio - Class II                                N/A           N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A           N/A             -6.56%
Van Kampen UIF Small Company Growth - Class II                                  N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                            N/A           N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A           N/A             -3.90%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception

Putnam VT The George Putnam Fund of Boston - Class IB                          -16.61%         N/A             -4.99%
Putnam VT Global Asset Allocation - Class IB                                   -20.33%         N/A             -8.69%
Putnam VT Growth and Income - Class IB                                         -26.70%         N/A             -10.86%
Putnam VT Health Sciences - Class IB                                           -28.04%         N/A             -4.70%
Putnam VT High Yield - Class IB                                                -8.71%          N/A             -4.99%
Putnam VT Income - Class IB                                                    -0.23%          N/A              2.37%
Putnam VT International Equity - Class IB                                      -25.40%         N/A             -7.38%
Putnam VT Investors - Class IB                                                 -31.52%         N/A             -17.96%
Putnam VT Money Market - Class IB                                              -6.82%          N/A              0.56%
Putnam VT New Opportunities - Class IB                                         -38.06%         N/A             -18.11%
Putnam VT New Value - Class IB                                                 -23.37%         N/A             -4.86%
Putnam VT Research - Class IB                                                  -29.87%         N/A             -11.97%
Putnam VT Utilities Growth and Income - Class IB                               -31.73%         N/A             -12.93%
Putnam VT Vista - Class IB                                                     -38.15%         N/A             -15.51%
Putnam VT Voyager - Class IB                                                   -34.14%         N/A             -13.27%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              2.04%
Franklin Small Cap - Class 2                                                     N/A           N/A              8.89%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              5.79%
Mutual Shares Securities - Class II                                              N/A           N/A             -3.23%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              5.87%
Templeton Foreign Securities - Class 2                                           N/A           N/A             -1.72%
Templeton Global Income Securities - Class 2                                     N/A           N/A              0.74%
LSA Aggressive Growth                                                            N/A           N/A             -11.15%
LSA Equity Growth                                                                N/A           N/A             -6.34%
LSA Mid Cap Value                                                                N/A           N/A              3.79%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -5.87%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -4.99%
Oppenheimer High Income - Service Shares                                         N/A           N/A              0.14%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -4.70%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -2.93%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              0.50%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A             -0.96%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -12.37%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              0.06%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -6.57%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -3.93%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 1" with the following sentence:

Adjusted historical total returns using Method 1 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 1":

                                                        Inception Date of
Variable Sub-Account                                  Corresponding Portfolio

Van Kampen LIT Money Market -- Class II                       04/07/86
Van Kampen UIF Global Franchise -- Class II                   05/01/03


Add the following tables to Appendix A--Adjusted Historical Total Returns Method
1:

Advisor

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception

Putnam VT The George Putnam Fund of Boston - Class IB                          -10.42%          N/A             -1.02%
Putnam VT Global Asset Allocation - Class IB                                   -14.14%        -2.43%             4.90%
Putnam VT Growth and Income - Class IB                                         -20.53%        -2.59%             6.78%
Putnam VT Health Sciences - Class IB                                           -21.86%          N/A             -3.22%
Putnam VT High Yield - Class IB                                                -2.50%         -3.09%             3.62%
Putnam VT Income - Class IB                                                     6.00%          3.90%             4.81%
Putnam VT International Equity - Class IB                                      -19.23%         0.61%             2.77%
Putnam VT Investors - Class IB                                                 -25.35%          N/A             -8.87%
Putnam VT Money Market - Class IB                                              -0.61%          2.32%             2.43%
Putnam VT New Opportunities - Class IB                                         -31.91%        -7.15%             3.87%
Putnam VT New Value - Class IB                                                 -17.19%         0.80%             3.16%
Putnam VT Research - Class IB                                                  -23.70%          N/A             -3.14%
Putnam VT Utilities Growth and Income - Class IB                               -25.56%        -6.30%             3.10%
Putnam VT Vista - Class IB                                                     -31.99%        -5.83%            -1.75%
Putnam VT Voyager - Class IB                                                   -27.97%        -3.01%             6.71%
Franklin Growth and Income Securities - Class 2                                -17.30%        -0.63%             6.42%
Franklin Small Cap - Class 2                                                   -30.10%        -1.70%             4.47%
Franklin Small Cap Value Securities - Class 2                                  -10.93%          N/A             -1.51%
Mutual Shares Securities - Class II                                            -13.44%         2.15%             4.67%
Templeton Developing Markets Securities - Class 2                              -1.93%         -7.27%            -11.58%
Templeton Foreign Securities - Class 2                                         -20.11%        -3.84%             6.00%
Templeton Global Income Securities - Class 2                                   19.10%          3.44%             4.43%
LSA Aggressive Growth                                                          -32.97%          N/A             -29.16%
LSA Equity Growth                                                              -31.22%          N/A             -14.89%
LSA Mid Cap Value                                                              -9.18%           N/A             -2.66%
Oppenheimer Aggressive Growth - Service Shares                                 -29.47%        -3.70%             4.82%
Oppenheimer Capital Appreciation - Service Shares                              -28.53%         0.44%             8.27%
Oppenheimer Global Securities - Service Shares                                 -23.87%         3.51%            10.05%
Oppenheimer High Income - Service Shares                                       -4.41%         -1.92%             4.80%
Oppenheimer Main Street - Service Shares                                       -20.52%        -5.11%             6.81%
Oppenheimer Main Street Small Cap - Service Shares                             -17.51%          N/A             -2.69%
Oppenheimer Multiple Strategies - Service Shares                               -12.23%         1.12%             6.17%
Oppenheimer Strategic Bond - Service Shares                                     5.19%          2.08%             3.81%
Van Kampen LIT Emerging Growth - Class II                                      -34.02%         1.27%             7.13%
Van Kampen LIT Growth and Income - Class II                                    -16.33%         3.22%             5.70%
Van Kampen LIT Money Market Portfolio - Class II                               -0.83%          1.85%             2.09%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.92%          2.24%             1.90%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -2.78%          2.25%             4.61%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.60%          N/A             -1.22%
Putnam VT Global Asset Allocation - Class IB                                   -14.32%        -2.63%             4.69%
Putnam VT Growth and Income - Class IB                                         -20.69%        -2.79%             6.56%
Putnam VT Health Sciences - Class IB                                           -22.02%          N/A             -3.41%
Putnam VT High Yield - Class IB                                                -2.69%         -3.29%             3.41%
Putnam VT Income - Class IB                                                     5.79%          3.69%             4.59%
Putnam VT International Equity - Class IB                                      -19.39%         0.41%             2.56%
Putnam VT Investors - Class IB                                                 -25.50%          N/A             -9.06%
Putnam VT Money Market - Class IB                                              -0.81%          2.11%             2.22%
Putnam VT New Opportunities - Class IB                                         -32.04%        -7.34%             3.66%
Putnam VT New Value - Class IB                                                 -17.35%         0.60%             2.95%
Putnam VT Research - Class IB                                                  -23.86%          N/A             -3.34%
Putnam VT Utilities Growth and Income - Class IB                               -25.71%        -6.49%             2.89%
Putnam VT Vista - Class IB                                                     -32.13%        -6.02%            -1.95%
Putnam VT Voyager - Class IB                                                   -28.12%        -3.21%             6.49%
Franklin Growth and Income Securities - Class 2                                -17.46%        -0.84%             6.21%
Franklin Small Cap - Class 2                                                   -30.24%        -1.90%             4.26%
Franklin Small Cap Value Securities - Class 2                                  -11.11%          N/A             -1.71%
Mutual Shares Securities - Class II                                            -13.62%         1.94%             4.46%
Templeton Developing Markets Securities - Class 2                              -2.12%         -7.45%            -11.76%
Templeton Foreign Securities - Class 2                                         -20.27%        -4.04%             5.79%
Templeton Global Income Securities - Class 2                                   18.86%          3.23%             4.21%
LSA Aggressive Growth                                                          -33.10%          N/A             -29.30%
LSA Equity Growth                                                              -31.35%          N/A             -15.06%
LSA Mid Cap Value                                                              -9.36%           N/A             -2.86%
Oppenheimer Aggressive Growth - Service Shares                                 -29.61%        -3.90%             4.61%
Oppenheimer Capital Appreciation - Service Shares                              -28.67%         0.23%             8.05%
Oppenheimer Global Securities - Service Shares                                 -24.02%         3.30%             9.83%
Oppenheimer High Income - Service Shares                                       -4.60%         -2.12%             4.58%
Oppenheimer Main Street - Service Shares                                       -20.68%        -5.30%             6.59%
Oppenheimer Main Street Small Cap - Service Shares                             -17.67%          N/A             -2.88%
Oppenheimer Multiple Strategies - Service Shares                               -12.41%         0.92%             5.96%
Oppenheimer Strategic Bond - Service Shares                                     4.98%          1.87%             3.60%
Van Kampen LIT Emerging Growth - Class II                                      -34.15%         1.07%             6.92%
Van Kampen LIT Growth and Income - Class II                                    -16.50%         3.01%             5.49%
Van Kampen LIT Money Market Portfolio - Class II                               -1.03%          1.64%             1.88%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.71%          2.03%             1.70%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -2.97%          2.04%             4.40%



Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 2" with the following sentence:

Adjusted historical total returns using Method 2 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 2":

                                                    Inception Date of
Variable Sub-Account                              Corresponding Portfolio

Van Kampen LIT Money Market -- Class II                   04/07/86
Van Kampen UIF Global Franchise -- Class II               05/01/03


Add the following tables to Appendix A--Adjusted Historical Total Returns Method
2:

Advisor

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception

Putnam VT The George Putnam Fund of Boston - Class IB                          -16.43%          N/A             -1.85%
Putnam VT Global Asset Allocation - Class IB                                   -20.16%        -3.06%             4.86%
Putnam VT Growth and Income - Class IB                                         -26.54%        -3.23%             6.74%
Putnam VT Health Sciences - Class IB                                           -27.88%          N/A             -4.12%
Putnam VT High Yield - Class IB                                                -8.51%         -3.75%             3.57%
Putnam VT Income - Class IB                                                    -0.01%          3.39%             4.75%
Putnam VT International Equity - Class IB                                      -25.24%         0.06%             2.34%
Putnam VT Investors - Class IB                                                 -31.37%          N/A             -9.98%
Putnam VT Money Market - Class IB                                              -6.62%          1.78%             2.37%
Putnam VT New Opportunities - Class IB                                         -37.92%        -7.90%             3.83%
Putnam VT New Value - Class IB                                                 -23.20%         0.24%             2.73%
Putnam VT Research - Class IB                                                  -29.72%          N/A             -4.11%
Putnam VT Utilities Growth and Income - Class IB                               -31.58%        -7.04%             3.05%
Putnam VT Vista - Class IB                                                     -38.01%        -6.54%            -2.27%
Putnam VT Voyager - Class IB                                                   -33.99%        -3.65%             6.67%
Franklin Growth and Income Securities - Class 2                                -23.31%        -1.23%             6.38%
Franklin Small Cap - Class 2                                                   -36.12%        -2.31%             4.42%
Franklin Small Cap Value Securities - Class 2                                  -16.94%          N/A             -2.37%
Mutual Shares Securities - Class II                                            -19.46%         1.61%             4.39%
Templeton Developing Markets Securities - Class 2                              -7.94%         -8.05%            -12.22%
Templeton Foreign Securities - Class 2                                         -26.12%        -4.51%             5.96%
Templeton Global Income Securities - Class 2                                   13.08%          2.92%             4.37%
LSA Aggressive Growth                                                          -38.99%          N/A             -34.23%
LSA Equity Growth                                                              -37.23%          N/A             -16.90%
LSA Mid Cap Value                                                              -15.20%          N/A             -7.15%
Oppenheimer Aggressive Growth - Service Shares                                 -35.48%        -4.36%             4.78%
Oppenheimer Capital Appreciation - Service Shares                              -34.54%        -0.12%             8.23%
Oppenheimer Global Securities - Service Shares                                 -29.88%         3.01%            10.01%
Oppenheimer High Income - Service Shares                                       -10.42%        -2.54%             4.75%
Oppenheimer Main Street - Service Shares                                       -26.54%        -5.81%             6.76%
Oppenheimer Main Street Small Cap - Service Shares                             -23.52%          N/A             -3.57%
Oppenheimer Multiple Strategies - Service Shares                               -18.25%         0.57%             6.13%
Oppenheimer Strategic Bond - Service Shares                                    -0.83%          1.54%             3.75%
Van Kampen LIT Emerging Growth - Class II                                      -40.04%         0.74%             7.09%
Van Kampen LIT Growth and Income - Class II                                    -22.35%         2.71%             5.43%
Van Kampen LIT Money Market Portfolio - Class II                               -6.84%          1.31%             2.02%
Van Kampen UIF Emerging Markets Debt - Class II                                 0.90%          1.69%             1.40%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.79%          1.70%             4.19%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.61%          N/A             -2.06%
Putnam VT Global Asset Allocation - Class IB                                   -20.33%        -3.26%             4.64%
Putnam VT Growth and Income - Class IB                                         -26.70%        -3.43%             6.52%
Putnam VT Health Sciences - Class IB                                           -28.04%          N/A             -4.32%
Putnam VT High Yield - Class IB                                                -8.71%         -3.96%             3.35%
Putnam VT Income - Class IB                                                    -0.23%          3.18%             4.54%
Putnam VT International Equity - Class IB                                      -25.40%        -0.15%             2.13%
Putnam VT Investors - Class IB                                                 -31.52%          N/A             -10.18%
Putnam VT Money Market - Class IB                                              -6.82%          1.57%             2.16%
Putnam VT New Opportunities - Class IB                                         -38.06%        -8.10%             3.62%
Putnam VT New Value - Class IB                                                 -23.37%         0.03%             2.52%
Putnam VT Research - Class IB                                                  -29.87%          N/A             -4.31%
Putnam VT Utilities Growth and Income - Class IB                               -31.73%        -7.24%             2.84%
Putnam VT Vista - Class IB                                                     -38.15%        -6.74%            -2.48%
Putnam VT Voyager - Class IB                                                   -34.14%        -3.85%             6.45%
Franklin Growth and Income Securities - Class 2                                -23.48%        -1.43%             6.16%
Franklin Small Cap - Class 2                                                   -36.26%        -2.51%             4.21%
Franklin Small Cap Value Securities - Class 2                                  -17.12%          N/A             -2.58%
Mutual Shares Securities - Class II                                            -19.63%         1.40%             4.17%
Templeton Developing Markets Securities - Class 2                              -8.14%         -8.24%            -12.41%
Templeton Foreign Securities - Class 2                                         -26.28%        -4.71%             5.75%
Templeton Global Income Securities - Class 2                                   12.84%          2.70%             4.16%
LSA Aggressive Growth                                                          -39.12%          N/A             -34.38%
LSA Equity Growth                                                              -37.37%          N/A             -17.08%
LSA Mid Cap Value                                                              -15.38%          N/A             -7.35%
Oppenheimer Aggressive Growth - Service Shares                                 -35.63%        -4.56%             4.57%
Oppenheimer Capital Appreciation - Service Shares                              -34.69%        -0.33%             8.01%
Oppenheimer Global Securities - Service Shares                                 -30.04%         2.80%             9.79%
Oppenheimer High Income - Service Shares                                       -10.62%        -2.75%             4.54%
Oppenheimer Main Street - Service Shares                                       -26.70%        -6.01%             6.55%
Oppenheimer Main Street Small Cap - Service Shares                             -23.69%          N/A             -3.78%
Oppenheimer Multiple Strategies - Service Shares                               -18.42%         0.36%             5.91%
Oppenheimer Strategic Bond - Service Shares                                    -1.04%          1.33%             3.54%
Van Kampen LIT Emerging Growth - Class II                                      -40.17%         0.53%             6.88%
Van Kampen LIT Growth and Income - Class II                                    -22.52%         2.50%             5.21%
Van Kampen LIT Money Market Portfolio - Class II                               -7.04%          1.10%             1.81%
Van Kampen UIF Emerging Markets Debt - Class II                                 0.69%          1.48%             1.18%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.99%          1.49%             3.98%



Appendix B--Allstate Advisor Plus Contract:


Replace the first two sentences of the first paragraph under Appendix B with the following three sentences:

The Allstate Advisor Plus Variable Annuity Contracts were first offered to the public on May 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix B:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following sentence after the fifth sentence of the first paragraph under the heading "Standardized Total Returns":

The Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts commenced operations on December 31, 2003.


Add the following tables to Appendix B--Standardized Total Returns:

Plus

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -14.38%         N/A             -4.65%
Putnam VT Global Asset Allocation - Class IB                                   -18.25%         N/A             -8.45%
Putnam VT Growth and Income - Class IB                                         -24.87%         N/A             -10.69%
Putnam VT Health Sciences - Class IB                                           -26.26%         N/A             -4.35%
Putnam VT High Yield - Class IB                                                -6.17%          N/A             -4.65%
Putnam VT Income - Class IB                                                     2.64%          N/A              2.90%
Putnam VT International Equity - Class IB                                      -23.52%         N/A             -7.10%
Putnam VT Investors - Class IB                                                 -29.87%         N/A             -18.04%
Putnam VT Money Market - Class IB                                              -4.21%          N/A              1.04%
Putnam VT New Opportunities - Class IB                                         -36.67%         N/A             -18.19%
Putnam VT New Value - Class IB                                                 -21.41%         N/A             -4.52%
Putnam VT Research - Class IB                                                  -28.16%         N/A             -11.83%
Putnam VT Utilities Growth and Income - Class IB                               -30.09%         N/A             -12.82%
Putnam VT Vista - Class IB                                                     -36.76%         N/A             -15.50%
Putnam VT Voyager - Class IB                                                   -32.59%         N/A             -13.18%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              5.09%
Franklin Small Cap - Class 2                                                     N/A           N/A             12.20%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              8.98%
Mutual Shares Securities - Class II                                              N/A           N/A             -0.39%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              9.06%
Templeton Foreign Securities - Class 2                                           N/A           N/A              1.18%
Templeton Global Income Securities - Class 2                                     N/A           N/A              3.73%
LSA Aggressive Growth                                                            N/A           N/A             -8.63%
LSA Equity Growth                                                                N/A           N/A             -3.63%
LSA Mid Cap Value                                                                N/A           N/A              6.90%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -3.14%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -2.23%
Oppenheimer High Income - Service Shares                                         N/A           N/A              3.11%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -1.92%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -0.09%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              3.48%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A              1.97%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -9.90%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              3.02%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -3.85%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -1.12%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -14.57%         N/A             -4.86%
Putnam VT Global Asset Allocation - Class IB                                   -18.43%         N/A             -8.65%
Putnam VT Growth and Income - Class IB                                         -25.03%         N/A             -10.89%
Putnam VT Health Sciences - Class IB                                           -26.42%         N/A             -4.56%
Putnam VT High Yield - Class IB                                                -6.38%          N/A             -4.86%
Putnam VT Income - Class IB                                                     2.42%          N/A              2.68%
Putnam VT International Equity - Class IB                                      -23.69%         N/A             -7.31%
Putnam VT Investors - Class IB                                                 -30.03%         N/A             -18.23%
Putnam VT Money Market - Class IB                                              -4.42%          N/A              0.82%
Putnam VT New Opportunities - Class IB                                         -36.81%         N/A             -18.38%
Putnam VT New Value - Class IB                                                 -21.58%         N/A             -4.73%
Putnam VT Research - Class IB                                                  -28.32%         N/A             -12.03%
Putnam VT Utilities Growth and Income - Class IB                               -30.24%         N/A             -13.02%
Putnam VT Vista - Class IB                                                     -36.90%         N/A             -15.69%
Putnam VT Voyager - Class IB                                                   -32.74%         N/A             -13.37%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              5.04%
Franklin Small Cap - Class 2                                                     N/A           N/A             12.15%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              8.93%
Mutual Shares Securities - Class II                                              N/A           N/A             -0.44%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              9.01%
Templeton Foreign Securities - Class 2                                           N/A           N/A              1.13%
Templeton Global Income Securities - Class 2                                     N/A           N/A              3.69%
LSA Aggressive Growth                                                            N/A           N/A             -8.67%
LSA Equity Growth                                                                N/A           N/A             -3.67%
LSA Mid Cap Value                                                                N/A           N/A              6.85%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -3.18%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -2.27%
Oppenheimer High Income - Service Shares                                         N/A           N/A              3.06%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -1.97%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -0.13%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              3.43%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A              1.92%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -9.94%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              2.98%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -3.85%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -1.15%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 1" with the following sentence:

Adjusted historical total returns using Method 1 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 1":

                                                  Inception Date of
Variable Sub-Account                            Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix B--Adjusted Historical Total Returns Method
1:

Plus

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.69%          N/A             -1.32%
Putnam VT Global Asset Allocation - Class IB                                   -14.40%        -2.72%             4.58%
Putnam VT Growth and Income - Class IB                                         -20.77%        -2.89%             6.46%
Putnam VT Health Sciences - Class IB                                           -22.10%          N/A             -3.51%
Putnam VT High Yield - Class IB                                                -2.79%         -3.39%             3.30%
Putnam VT Income - Class IB                                                     5.68%          3.58%             4.49%
Putnam VT International Equity - Class IB                                      -19.47%         0.31%             2.46%
Putnam VT Investors - Class IB                                                 -25.57%          N/A             -9.15%
Putnam VT Money Market - Class IB                                              -0.90%          2.01%             2.12%
Putnam VT New Opportunities - Class IB                                         -32.11%        -7.43%             3.56%
Putnam VT New Value - Class IB                                                 -17.44%         0.49%             2.84%
Putnam VT Research - Class IB                                                  -23.93%          N/A             -3.43%
Putnam VT Utilities Growth and Income - Class IB                               -25.79%        -6.59%             2.78%
Putnam VT Vista - Class IB                                                     -32.20%        -6.11%            -2.05%
Putnam VT Voyager - Class IB                                                   -28.19%        -3.31%             6.38%
Franklin Growth and Income Securities - Class 2                                -17.55%        -0.94%             6.10%
Franklin Small Cap - Class 2                                                   -30.31%        -2.00%             4.16%
Franklin Small Cap Value Securities - Class 2                                  -11.19%          N/A             -1.81%
Mutual Shares Securities - Class II                                            -13.70%         1.84%             4.35%
Templeton Developing Markets Securities - Class 2                              -2.22%         -7.55%            -11.86%
Templeton Foreign Securities - Class 2                                         -20.35%        -4.13%             5.68%
Templeton Global Income Securities - Class 2                                   18.74%          3.12%             4.11%
LSA Aggressive Growth                                                          -33.17%          N/A             -29.37%
LSA Equity Growth                                                              -31.42%          N/A             -15.15%
LSA Mid Cap Value                                                              -9.45%           N/A             -2.96%
Oppenheimer Aggressive Growth - Service Shares                                 -29.68%        -4.00%             4.51%
Oppenheimer Capital Appreciation - Service Shares                              -28.74%         0.13%             7.94%
Oppenheimer Global Securities - Service Shares                                 -24.10%         3.20%             9.72%
Oppenheimer High Income - Service Shares                                       -4.69%         -2.22%             4.48%
Oppenheimer Main Street - Service Shares                                       -20.76%        -5.40%             6.48%
Oppenheimer Main Street Small Cap - Service Shares                             -17.76%          N/A             -2.98%
Oppenheimer Multiple Strategies - Service Shares                               -12.49%         0.81%             5.85%
Oppenheimer Strategic Bond - Service Shares                                     4.87%          1.77%             3.50%
Van Kampen LIT Emerging Growth - Class II                                      -34.22%         0.97%             6.81%
Van Kampen LIT Growth and Income - Class II                                    -16.59%         2.91%             5.38%
Van Kampen LIT Money Market Portfolio - Class II                               -1.13%          1.54%             1.77%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.60%          1.93%             1.59%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.07%          1.94%             4.29%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.86%          N/A             -1.52%
Putnam VT Global Asset Allocation - Class IB                                   -14.57%        -2.92%             4.37%
Putnam VT Growth and Income - Class IB                                         -20.93%        -3.08%             6.24%
Putnam VT Health Sciences - Class IB                                           -22.26%          N/A             -3.71%
Putnam VT High Yield - Class IB                                                -2.99%         -3.59%             3.09%
Putnam VT Income - Class IB                                                     5.47%          3.37%             4.27%
Putnam VT International Equity - Class IB                                      -19.63%         0.11%             2.25%
Putnam VT Investors - Class IB                                                 -25.72%          N/A             -9.33%
Putnam VT Money Market - Class IB                                              -1.10%          1.80%             1.91%
Putnam VT New Opportunities - Class IB                                         -32.25%        -7.62%             3.35%
Putnam VT New Value - Class IB                                                 -17.60%         0.29%             2.63%
Putnam VT Research - Class IB                                                  -24.09%          N/A             -3.63%
Putnam VT Utilities Growth and Income - Class IB                               -25.94%        -6.78%             2.58%
Putnam VT Vista - Class IB                                                     -32.33%        -6.30%            -2.25%
Putnam VT Voyager - Class IB                                                   -28.34%        -3.51%             6.17%
Franklin Growth and Income Securities - Class 2                                -17.71%        -1.14%             5.88%
Franklin Small Cap - Class 2                                                   -30.45%        -2.20%             3.94%
Franklin Small Cap Value Securities - Class 2                                  -11.37%          N/A             -2.01%
Mutual Shares Securities - Class II                                            -13.88%         1.63%             4.14%
Templeton Developing Markets Securities - Class 2                              -2.42%         -7.74%            -12.04%
Templeton Foreign Securities - Class 2                                         -20.51%        -4.33%             5.47%
Templeton Global Income Securities - Class 2                                   18.50%          2.91%             3.89%
LSA Aggressive Growth                                                          -33.31%          N/A             -29.51%
LSA Equity Growth                                                              -31.56%          N/A             -15.32%
LSA Mid Cap Value                                                              -9.63%           N/A             -3.15%
Oppenheimer Aggressive Growth - Service Shares                                 -29.82%        -4.19%             4.29%
Oppenheimer Capital Appreciation - Service Shares                              -28.89%        -0.07%             7.72%
Oppenheimer Global Securities - Service Shares                                 -24.25%         2.99%             9.49%
Oppenheimer High Income - Service Shares                                       -4.89%         -2.41%             4.27%
Oppenheimer Main Street - Service Shares                                       -20.92%        -5.59%             6.27%
Oppenheimer Main Street Small Cap - Service Shares                             -17.92%          N/A             -3.18%
Oppenheimer Multiple Strategies - Service Shares                               -12.67%         0.61%             5.63%
Oppenheimer Strategic Bond - Service Shares                                     4.66%          1.56%             3.29%
Van Kampen LIT Emerging Growth - Class II                                      -34.35%         0.76%             6.59%
Van Kampen LIT Growth and Income - Class II                                    -16.75%         2.70%             5.17%
Van Kampen LIT Money Market Portfolio - Class II                               -1.32%          1.33%             1.56%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.38%          1.72%             1.39%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.26%          1.73%             4.08%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 2" with the following sentence:

Adjusted historical total returns using Method 2 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 2":

                                                   Inception Date of
Variable Sub-Account                             Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix B--Adjusted Historical Total Returns Method
2:

Plus

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -14.38%          N/A             -2.66%
Putnam VT Global Asset Allocation - Class IB                                   -18.25%        -3.04%             4.96%
Putnam VT Growth and Income - Class IB                                         -24.87%        -3.21%             6.85%
Putnam VT Health Sciences - Class IB                                           -26.26%          N/A             -4.97%
Putnam VT High Yield - Class IB                                                -6.17%         -3.74%             3.67%
Putnam VT Income - Class IB                                                     2.64%          3.55%             4.86%
Putnam VT International Equity - Class IB                                      -23.52%         0.15%             1.70%
Putnam VT Investors - Class IB                                                 -29.87%          N/A             -10.96%
Putnam VT Money Market - Class IB                                              -4.21%          1.92%             2.48%
Putnam VT New Opportunities - Class IB                                         -36.67%        -8.01%             3.52%
Putnam VT New Value - Class IB                                                 -21.41%         0.34%             2.10%
Putnam VT Research - Class IB                                                  -28.16%          N/A             -4.99%
Putnam VT Utilities Growth and Income - Class IB                               -30.09%        -7.12%             3.16%
Putnam VT Vista - Class IB                                                     -36.76%        -6.61%            -2.99%
Putnam VT Voyager - Class IB                                                   -32.59%        -3.64%             6.78%
Franklin Growth and Income Securities - Class 2                                -21.52%        -1.16%             6.48%
Franklin Small Cap - Class 2                                                   -34.79%        -2.27%             3.87%
Franklin Small Cap Value Securities - Class 2                                  -14.91%          N/A             -3.19%
Mutual Shares Securities - Class II                                            -17.52%         1.74%             3.84%
Templeton Developing Markets Securities - Class 2                              -5.58%         -8.15%            -13.05%
Templeton Foreign Securities - Class 2                                         -24.43%        -4.52%             6.07%
Templeton Global Income Securities - Class 2                                   16.22%          3.07%             4.48%
LSA Aggressive Growth                                                          -37.77%          N/A             -35.54%
LSA Equity Growth                                                              -35.95%          N/A             -18.19%
LSA Mid Cap Value                                                              -13.10%          N/A             -8.40%
Oppenheimer Aggressive Growth - Service Shares                                 -34.14%        -4.37%             4.89%
Oppenheimer Capital Appreciation - Service Shares                              -33.17%        -0.03%             8.34%
Oppenheimer Global Securities - Service Shares                                 -28.33%         3.17%            10.12%
Oppenheimer High Income - Service Shares                                       -8.15%         -2.51%             4.86%
Oppenheimer Main Street - Service Shares                                       -24.86%        -5.86%             6.25%
Oppenheimer Main Street Small Cap - Service Shares                             -21.74%          N/A             -4.41%
Oppenheimer Multiple Strategies - Service Shares                               -16.26%         0.67%             6.23%
Oppenheimer Strategic Bond - Service Shares                                     1.80%          1.67%             3.44%
Van Kampen LIT Emerging Growth - Class II                                      -38.86%         0.84%             6.58%
Van Kampen LIT Growth and Income - Class II                                    -20.52%         2.86%             4.88%
Van Kampen LIT Money Market Portfolio - Class II                               -4.44%          1.43%             2.13%
Van Kampen UIF Emerging Markets Debt - Class II                                 3.59%          1.82%             0.71%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -6.46%          1.84%             3.56%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -14.57%          N/A             -2.87%
Putnam VT Global Asset Allocation - Class IB                                   -18.43%        -3.24%             4.75%
Putnam VT Growth and Income - Class IB                                         -25.03%        -3.41%             6.63%
Putnam VT Health Sciences - Class IB                                           -26.42%          N/A             -5.17%
Putnam VT High Yield - Class IB                                                -6.38%         -3.95%             3.46%
Putnam VT Income - Class IB                                                     2.42%          3.33%             4.64%
Putnam VT International Equity - Class IB                                      -23.69%        -0.06%             1.49%
Putnam VT Investors - Class IB                                                 -30.03%          N/A             -11.16%
Putnam VT Money Market - Class IB                                              -4.42%          1.70%             2.27%
Putnam VT New Opportunities - Class IB                                         -36.81%        -8.21%             3.31%
Putnam VT New Value - Class IB                                                 -21.58%         0.12%             1.88%
Putnam VT Research - Class IB                                                  -28.32%          N/A             -5.20%
Putnam VT Utilities Growth and Income - Class IB                               -30.24%        -7.32%             2.95%
Putnam VT Vista - Class IB                                                     -36.90%        -6.81%            -3.20%
Putnam VT Voyager - Class IB                                                   -32.74%        -3.85%             6.56%
Franklin Growth and Income Securities - Class 2                                -21.69%        -1.37%             6.27%
Franklin Small Cap - Class 2                                                   -34.94%        -2.48%             3.66%
Franklin Small Cap Value Securities - Class 2                                  -15.10%          N/A             -3.40%
Mutual Shares Securities - Class II                                            -17.70%         1.52%             3.62%
Templeton Developing Markets Securities - Class 2                              -5.79%         -8.35%            -13.25%
Templeton Foreign Securities - Class 2                                         -24.60%        -4.72%             5.86%
Templeton Global Income Securities - Class 2                                   15.97%          2.86%             4.26%
LSA Aggressive Growth                                                          -37.91%          N/A             -35.69%
LSA Equity Growth                                                              -36.10%          N/A             -18.37%
LSA Mid Cap Value                                                              -13.29%          N/A             -8.60%
Oppenheimer Aggressive Growth - Service Shares                                 -34.29%        -4.57%             4.68%
Oppenheimer Capital Appreciation - Service Shares                              -33.31%        -0.24%             8.12%
Oppenheimer Global Securities - Service Shares                                 -28.49%         2.95%             9.90%
Oppenheimer High Income - Service Shares                                       -8.35%         -2.71%             4.64%
Oppenheimer Main Street - Service Shares                                       -25.03%        -6.06%             6.03%
Oppenheimer Main Street Small Cap - Service Shares                             -21.91%          N/A             -4.62%
Oppenheimer Multiple Strategies - Service Shares                               -16.45%         0.46%             6.02%
Oppenheimer Strategic Bond - Service Shares                                     1.58%          1.45%             3.22%
Van Kampen LIT Emerging Growth - Class II                                      -39.00%         0.63%             6.36%
Van Kampen LIT Growth and Income - Class II                                    -20.70%         2.64%             4.66%
Van Kampen LIT Money Market Portfolio - Class II                               -4.65%          1.21%             1.92%
Van Kampen UIF Emerging Markets Debt - Class II                                 3.37%          1.61%             0.50%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -6.67%          1.62%             3.34%


Appendix C-- Allstate Advisor  Preferred  Contract with 5-Year Withdrawal Charge
Option:


Replace the first two sentences of the first paragraph under Appendix C with the following three sentences:

The Allstate Advisor Preferred Variable Annuity Contracts were first offered to the public on May 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts (and
Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix C:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following sentence after the fifth sentence of the first paragraph under the heading "Standardized Total Returns":

The Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts commenced operations on December 31, 2003.


Add the following tables to Appendix C--Standardized Total Returns:

Preferred 5

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.85%         N/A             -4.83%
Putnam VT Global Asset Allocation - Class IB                                   -19.57%         N/A             -8.49%
Putnam VT Growth and Income - Class IB                                         -25.93%         N/A             -10.65%
Putnam VT Health Sciences - Class IB                                           -27.27%         N/A             -4.54%
Putnam VT High Yield - Class IB                                                -7.96%          N/A             -4.83%
Putnam VT Income - Class IB                                                     0.52%          N/A              2.48%
Putnam VT International Equity - Class IB                                      -24.64%         N/A             -7.19%
Putnam VT Investors - Class IB                                                 -30.74%         N/A             -17.66%
Putnam VT Money Market - Class IB                                              -6.07%          N/A              0.68%
Putnam VT New Opportunities - Class IB                                         -37.28%         N/A             -17.80%
Putnam VT New Value - Class IB                                                 -22.60%         N/A             -4.70%
Putnam VT Research - Class IB                                                  -29.10%         N/A             -11.74%
Putnam VT Utilities Growth and Income - Class IB                               -30.95%         N/A             -12.69%
Putnam VT Vista - Class IB                                                     -37.36%         N/A             -15.24%
Putnam VT Voyager - Class IB                                                   -33.36%         N/A             -13.02%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              2.02%
Franklin Small Cap - Class 2                                                     N/A           N/A              8.86%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              5.76%
Mutual Shares Securities - Class II                                              N/A           N/A             -3.25%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              5.84%
Templeton Foreign Securities - Class 2                                           N/A           N/A             -1.74%
Templeton Global Income Securities - Class 2                                     N/A           N/A              0.72%
LSA Aggressive Growth                                                            N/A           N/A             -11.17%
LSA Equity Growth                                                                N/A           N/A             -6.36%
LSA Mid Cap Value                                                                N/A           N/A              3.77%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -5.89%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -5.01%
Oppenheimer High Income - Service Shares                                         N/A           N/A              0.12%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -4.72%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -2.95%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              0.47%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A             -0.98%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -12.39%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              0.04%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -6.57%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -3.95%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.03%         N/A             -5.03%
Putnam VT Global Asset Allocation - Class IB                                   -19.74%         N/A             -8.69%
Putnam VT Growth and Income - Class IB                                         -26.09%         N/A             -10.84%
Putnam VT Health Sciences - Class IB                                           -27.42%         N/A             -4.74%
Putnam VT High Yield - Class IB                                                -8.15%          N/A             -5.03%
Putnam VT Income - Class IB                                                     0.31%          N/A              2.27%
Putnam VT International Equity - Class IB                                      -24.80%         N/A             -7.39%
Putnam VT Investors - Class IB                                                 -30.89%         N/A             -17.84%
Putnam VT Money Market - Class IB                                              -6.27%          N/A              0.47%
Putnam VT New Opportunities - Class IB                                         -37.42%         N/A             -17.98%
Putnam VT New Value - Class IB                                                 -22.77%         N/A             -4.90%
Putnam VT Research - Class IB                                                  -29.25%         N/A             -11.93%
Putnam VT Utilities Growth and Income - Class IB                               -31.10%         N/A             -12.88%
Putnam VT Vista - Class IB                                                     -37.50%         N/A             -15.42%
Putnam VT Voyager - Class IB                                                   -33.50%         N/A             -13.21%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              1.97%
Franklin Small Cap - Class 2                                                     N/A           N/A              8.81%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              5.72%
Mutual Shares Securities - Class II                                              N/A           N/A             -3.29%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              5.79%
Templeton Foreign Securities - Class 2                                           N/A           N/A             -1.78%
Templeton Global Income Securities - Class 2                                     N/A           N/A              0.67%
LSA Aggressive Growth                                                            N/A           N/A             -11.21%
LSA Equity Growth                                                                N/A           N/A             -6.40%
LSA Mid Cap Value                                                                N/A           N/A              3.72%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -5.93%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -5.05%
Oppenheimer High Income - Service Shares                                         N/A           N/A              0.08%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -4.76%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -3.00%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              0.43%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A             -1.02%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -12.43%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A             -0.01%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -6.58%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -3.98%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 1" with the following sentence:

Adjusted historical total returns using Method 1 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 1":

                                                   Inception Date of
Variable Sub-Account                             Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix C--Adjusted Historical Total Returns Method
1:

Preferred 5

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.69%          N/A             -1.32%
Putnam VT Global Asset Allocation - Class IB                                   -14.40%        -2.72%             4.58%
Putnam VT Growth and Income - Class IB                                         -20.77%        -2.89%             6.46%
Putnam VT Health Sciences - Class IB                                           -22.10%          N/A             -3.51%
Putnam VT High Yield - Class IB                                                -2.79%         -3.39%             3.30%
Putnam VT Income - Class IB                                                     5.68%          3.58%             4.49%
Putnam VT International Equity - Class IB                                      -19.47%         0.31%             2.46%
Putnam VT Investors - Class IB                                                 -25.57%          N/A             -9.15%
Putnam VT Money Market - Class IB                                              -0.90%          2.01%             2.12%
Putnam VT New Opportunities - Class IB                                         -32.11%        -7.43%             3.56%
Putnam VT New Value - Class IB                                                 -17.44%         0.49%             2.84%
Putnam VT Research - Class IB                                                  -23.93%          N/A             -3.43%
Putnam VT Utilities Growth and Income - Class IB                               -25.79%        -6.59%             2.78%
Putnam VT Vista - Class IB                                                     -32.20%        -6.11%            -2.05%
Putnam VT Voyager - Class IB                                                   -28.19%        -3.31%             6.38%
Franklin Growth and Income Securities - Class 2                                -17.55%        -0.94%             6.10%
Franklin Small Cap - Class 2                                                   -30.31%        -2.00%             4.16%
Franklin Small Cap Value Securities - Class 2                                  -11.19%          N/A             -1.81%
Mutual Shares Securities - Class II                                            -13.70%         1.84%             4.35%
Templeton Developing Markets Securities - Class 2                              -2.22%         -7.55%            -11.86%
Templeton Foreign Securities - Class 2                                         -20.35%        -4.13%             5.68%
Templeton Global Income Securities - Class 2                                   18.74%          3.12%             4.11%
LSA Aggressive Growth                                                          -33.17%          N/A             -29.37%
LSA Equity Growth                                                              -31.42%          N/A             -15.15%
LSA Mid Cap Value                                                              -9.45%           N/A             -2.96%
Oppenheimer Aggressive Growth - Service Shares                                 -29.68%        -4.00%             4.51%
Oppenheimer Capital Appreciation - Service Shares                              -28.74%         0.13%             7.94%
Oppenheimer Global Securities - Service Shares                                 -24.10%         3.20%             9.72%
Oppenheimer High Income - Service Shares                                       -4.69%         -2.22%             4.48%
Oppenheimer Main Street - Service Shares                                       -20.76%        -5.40%             6.48%
Oppenheimer Main Street Small Cap - Service Shares                             -17.76%          N/A             -2.98%
Oppenheimer Multiple Strategies - Service Shares                               -12.49%         0.81%             5.85%
Oppenheimer Strategic Bond - Service Shares                                     4.87%          1.77%             3.50%
Van Kampen LIT Emerging Growth - Class II                                      -34.22%         0.97%             6.81%
Van Kampen LIT Growth and Income - Class II                                    -16.59%         2.91%             5.38%
Van Kampen LIT Money Market Portfolio - Class II                               -1.13%          1.54%             1.77%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.60%          1.93%             1.59%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.07%          1.94%             4.29%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.86%          N/A             -1.52%
Putnam VT Global Asset Allocation - Class IB                                   -14.57%        -2.92%             4.37%
Putnam VT Growth and Income - Class IB                                         -20.93%        -3.08%             6.24%
Putnam VT Health Sciences - Class IB                                           -22.26%          N/A             -3.71%
Putnam VT High Yield - Class IB                                                -2.99%         -3.59%             3.09%
Putnam VT Income - Class IB                                                     5.47%          3.37%             4.27%
Putnam VT International Equity - Class IB                                      -19.63%         0.11%             2.25%
Putnam VT Investors - Class IB                                                 -25.72%          N/A             -9.33%
Putnam VT Money Market - Class IB                                              -1.10%          1.80%             1.91%
Putnam VT New Opportunities - Class IB                                         -32.25%        -7.62%             3.35%
Putnam VT New Value - Class IB                                                 -17.60%         0.29%             2.63%
Putnam VT Research - Class IB                                                  -24.09%          N/A             -3.63%
Putnam VT Utilities Growth and Income - Class IB                               -25.94%        -6.78%             2.58%
Putnam VT Vista - Class IB                                                     -32.33%        -6.30%            -2.25%
Putnam VT Voyager - Class IB                                                   -28.34%        -3.51%             6.17%
Franklin Growth and Income Securities - Class 2                                -17.71%        -1.14%             5.88%
Franklin Small Cap - Class 2                                                   -30.45%        -2.20%             3.94%
Franklin Small Cap Value Securities - Class 2                                  -11.37%          N/A             -2.01%
Mutual Shares Securities - Class II                                            -13.88%         1.63%             4.14%
Templeton Developing Markets Securities - Class 2                              -2.42%         -7.74%            -12.04%
Templeton Foreign Securities - Class 2                                         -20.51%        -4.33%             5.47%
Templeton Global Income Securities - Class 2                                   18.50%          2.91%             3.89%
LSA Aggressive Growth                                                          -33.31%          N/A             -29.51%
LSA Equity Growth                                                              -31.56%          N/A             -15.32%
LSA Mid Cap Value                                                              -9.63%           N/A             -3.15%
Oppenheimer Aggressive Growth - Service Shares                                 -29.82%        -4.19%             4.29%
Oppenheimer Capital Appreciation - Service Shares                              -28.89%        -0.07%             7.72%
Oppenheimer Global Securities - Service Shares                                 -24.25%         2.99%             9.49%
Oppenheimer High Income - Service Shares                                       -4.89%         -2.41%             4.27%
Oppenheimer Main Street - Service Shares                                       -20.92%        -5.59%             6.27%
Oppenheimer Main Street Small Cap - Service Shares                             -17.92%          N/A             -3.18%
Oppenheimer Multiple Strategies - Service Shares                               -12.67%         0.61%             5.63%
Oppenheimer Strategic Bond - Service Shares                                     4.66%          1.56%             3.29%
Van Kampen LIT Emerging Growth - Class II                                      -34.35%         0.76%             6.59%
Van Kampen LIT Growth and Income - Class II                                    -16.75%         2.70%             5.17%
Van Kampen LIT Money Market Portfolio - Class II                               -1.32%          1.33%             1.56%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.38%          1.72%             1.39%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.26%          1.73%             4.08%



Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 2" with the following sentence:

Adjusted historical total returns using Method 2 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 2":

                                                    Inception Date of
Variable Sub-Account                             Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix C--Adjusted Historical Total Returns Method
2:

Preferred 5

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.85%          N/A             -1.97%
Putnam VT Global Asset Allocation - Class IB                                   -19.57%        -2.79%             4.54%
Putnam VT Growth and Income - Class IB                                         -25.93%        -2.95%             6.41%
Putnam VT Health Sciences - Class IB                                           -27.27%          N/A             -4.21%
Putnam VT High Yield - Class IB                                                -7.96%         -3.46%             3.25%
Putnam VT Income - Class IB                                                     0.52%          3.52%             4.43%
Putnam VT International Equity - Class IB                                      -24.64%         0.26%             2.41%
Putnam VT Investors - Class IB                                                 -30.74%          N/A             -10.01%
Putnam VT Money Market - Class IB                                              -6.07%          1.94%             2.06%
Putnam VT New Opportunities - Class IB                                         -37.28%        -7.49%             3.52%
Putnam VT New Value - Class IB                                                 -22.60%         0.43%             2.79%
Putnam VT Research - Class IB                                                  -29.10%          N/A             -4.18%
Putnam VT Utilities Growth and Income - Class IB                               -30.95%        -6.65%             2.74%
Putnam VT Vista - Class IB                                                     -37.36%        -6.17%            -2.10%
Putnam VT Voyager - Class IB                                                   -33.36%        -3.36%             6.35%
Franklin Growth and Income Securities - Class 2                                -22.71%        -1.00%             6.05%
Franklin Small Cap - Class 2                                                   -35.48%        -2.06%             4.10%
Franklin Small Cap Value Securities - Class 2                                  -16.36%          N/A             -2.48%
Mutual Shares Securities - Class II                                            -18.87%         1.77%             4.29%
Templeton Developing Markets Securities - Class 2                              -7.39%         -7.63%            -11.97%
Templeton Foreign Securities - Class 2                                         -25.51%        -4.19%             5.64%
Templeton Global Income Securities - Class 2                                   13.57%          3.05%             4.05%
LSA Aggressive Growth                                                          -38.34%          N/A             -33.73%
LSA Equity Growth                                                              -36.59%          N/A             -16.78%
LSA Mid Cap Value                                                              -14.62%          N/A             -6.81%
Oppenheimer Aggressive Growth - Service Shares                                 -34.85%        -4.05%             4.47%
Oppenheimer Capital Appreciation - Service Shares                              -33.91%         0.08%             7.90%
Oppenheimer Global Securities - Service Shares                                 -29.26%         3.15%             9.68%
Oppenheimer High Income - Service Shares                                       -9.86%         -2.28%             4.43%
Oppenheimer Main Street - Service Shares                                       -25.93%        -5.46%             6.44%
Oppenheimer Main Street Small Cap - Service Shares                             -22.92%          N/A             -3.67%
Oppenheimer Multiple Strategies - Service Shares                               -17.66%         0.75%             5.80%
Oppenheimer Strategic Bond - Service Shares                                    -0.29%          1.70%             3.44%
Van Kampen LIT Emerging Growth - Class II                                      -39.39%         0.92%             6.77%
Van Kampen LIT Growth and Income - Class II                                    -21.75%         2.86%             5.32%
Van Kampen LIT Money Market Portfolio - Class II                               -6.29%          1.48%             1.71%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.43%          1.85%             1.51%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.24%          1.87%             4.23%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.03%          N/A             -2.17%
Putnam VT Global Asset Allocation - Class IB                                   -19.74%        -2.98%             4.32%
Putnam VT Growth and Income - Class IB                                         -26.09%        -3.15%             6.20%
Putnam VT Health Sciences - Class IB                                           -27.42%          N/A             -4.41%
Putnam VT High Yield - Class IB                                                -8.15%         -3.66%             3.04%
Putnam VT Income - Class IB                                                     0.31%          3.31%             4.22%
Putnam VT International Equity - Class IB                                      -24.80%         0.05%             2.20%
Putnam VT Investors - Class IB                                                 -30.89%          N/A             -10.20%
Putnam VT Money Market - Class IB                                              -6.27%          1.74%             1.85%
Putnam VT New Opportunities - Class IB                                         -37.42%        -7.68%             3.31%
Putnam VT New Value - Class IB                                                 -22.77%         0.23%             2.58%
Putnam VT Research - Class IB                                                  -29.25%          N/A             -4.38%
Putnam VT Utilities Growth and Income - Class IB                               -31.10%        -6.84%             2.53%
Putnam VT Vista - Class IB                                                     -37.50%        -6.36%            -2.30%
Putnam VT Voyager - Class IB                                                   -33.50%        -3.56%             6.13%
Franklin Growth and Income Securities - Class 2                                -22.88%        -1.20%             5.84%
Franklin Small Cap - Class 2                                                   -35.62%        -2.25%             3.89%
Franklin Small Cap Value Securities - Class 2                                  -16.54%          N/A             -2.69%
Mutual Shares Securities - Class II                                            -19.04%         1.57%             4.08%
Templeton Developing Markets Securities - Class 2                              -7.59%         -7.82%            -12.15%
Templeton Foreign Securities - Class 2                                         -25.68%        -4.39%             5.43%
Templeton Global Income Securities - Class 2                                   13.33%          2.85%             3.84%
LSA Aggressive Growth                                                          -38.47%          N/A             -33.88%
LSA Equity Growth                                                              -36.73%          N/A             -16.96%
LSA Mid Cap Value                                                              -14.80%          N/A             -7.01%
Oppenheimer Aggressive Growth - Service Shares                                 -34.99%        -4.24%             4.25%
Oppenheimer Capital Appreciation - Service Shares                              -34.05%        -0.12%             7.68%
Oppenheimer Global Securities - Service Shares                                 -29.42%         2.94%             9.46%
Oppenheimer High Income - Service Shares                                       -10.05%        -2.48%             4.22%
Oppenheimer Main Street - Service Shares                                       -26.09%        -5.66%             6.23%
Oppenheimer Main Street Small Cap - Service Shares                             -23.09%          N/A             -3.87%
Oppenheimer Multiple Strategies - Service Shares                               -17.84%         0.55%             5.59%
Oppenheimer Strategic Bond - Service Shares                                    -0.51%          1.50%             3.22%
Van Kampen LIT Emerging Growth - Class II                                      -39.52%         0.72%             6.55%
Van Kampen LIT Growth and Income - Class II                                    -21.92%         2.65%             5.11%
Van Kampen LIT Money Market Portfolio - Class II                               -6.49%          1.27%             1.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.22%          1.65%             1.31%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.43%          1.66%             4.02%


Appendix  D--Allstate  Advisor Preferred  Contract with 3-Year Withdrawal Charge
Option:


Replace the first paragraph under Appendix D with the following paragraph:

The Allstate Advisor Preferred Variable Annuity Contracts were first offered to the public on May 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts (and
Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix D:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following sentence after the fifth sentence of the first paragraph under the heading "Standardized Total Returns":

The Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts commenced operations on December 31, 2003.


Add the following tables to Appendix D--Standardized Total Returns:

Preferred 3

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                                  1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.94%         N/A             -3.89%
Putnam VT Global Asset Allocation - Class IB                                   -19.65%         N/A             -7.43%
Putnam VT Growth and Income - Class IB                                         -26.01%         N/A             -9.51%
Putnam VT Health Sciences - Class IB                                           -27.35%         N/A             -3.60%
Putnam VT High Yield - Class IB                                                -8.06%          N/A             -3.89%
Putnam VT Income - Class IB                                                     0.41%          N/A              3.24%
Putnam VT International Equity - Class IB                                      -24.72%         N/A             -6.18%
Putnam VT Investors - Class IB                                                 -30.82%         N/A             -16.23%
Putnam VT Money Market - Class IB                                              -6.17%          N/A              1.47%
Putnam VT New Opportunities - Class IB                                         -37.35%         N/A             -16.36%
Putnam VT New Value - Class IB                                                 -22.69%         N/A             -3.76%
Putnam VT Research - Class IB                                                  -29.18%         N/A             -10.56%
Putnam VT Utilities Growth and Income - Class IB                               -31.03%         N/A             -11.47%
Putnam VT Vista - Class IB                                                     -37.43%         N/A             -13.92%
Putnam VT Voyager - Class IB                                                   -33.43%         N/A             -11.80%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              2.00%
Franklin Small Cap - Class 2                                                     N/A           N/A              8.84%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              5.74%
Mutual Shares Securities - Class II                                              N/A           N/A             -3.27%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              5.82%
Templeton Foreign Securities - Class 2                                           N/A           N/A             -1.76%
Templeton Global Income Securities - Class 2                                     N/A           N/A              0.70%
LSA Aggressive Growth                                                            N/A           N/A             -11.19%
LSA Equity Growth                                                                N/A           N/A             -6.38%
LSA Mid Cap Value                                                                N/A           N/A              3.74%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -5.91%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -5.03%
Oppenheimer High Income - Service Shares                                         N/A           N/A              0.10%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -4.74%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -2.98%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              0.45%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A             -1.00%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -12.41%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              0.01%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -6.57%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -3.96%



(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.12%         N/A             -4.08%
Putnam VT Global Asset Allocation - Class IB                                   -19.83%         N/A             -7.62%
Putnam VT Growth and Income - Class IB                                         -26.17%         N/A             -9.69%
Putnam VT Health Sciences - Class IB                                           -27.50%         N/A             -3.80%
Putnam VT High Yield - Class IB                                                -8.25%          N/A             -4.08%
Putnam VT Income - Class IB                                                     0.20%          N/A              3.03%
Putnam VT International Equity - Class IB                                      -24.88%         N/A             -6.37%
Putnam VT Investors - Class IB                                                 -30.97%         N/A             -16.40%
Putnam VT Money Market - Class IB                                              -6.37%          N/A              1.27%
Putnam VT New Opportunities - Class IB                                         -37.48%         N/A             -16.53%
Putnam VT New Value - Class IB                                                 -22.85%         N/A             -3.96%
Putnam VT Research - Class IB                                                  -29.33%         N/A             -10.75%
Putnam VT Utilities Growth and Income - Class IB                               -31.18%         N/A             -11.65%
Putnam VT Vista - Class IB                                                     -37.57%         N/A             -14.10%
Putnam VT Voyager - Class IB                                                   -33.58%         N/A             -11.98%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              1.95%
Franklin Small Cap - Class 2                                                     N/A           N/A              8.79%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A              5.69%
Mutual Shares Securities - Class II                                              N/A           N/A             -3.31%
Templeton Developing Markets Securities - Class 2                                N/A           N/A              5.77%
Templeton Foreign Securities - Class 2                                           N/A           N/A             -1.81%
Templeton Global Income Securities - Class 2                                     N/A           N/A              0.65%
LSA Aggressive Growth                                                            N/A           N/A             -11.23%
LSA Equity Growth                                                                N/A           N/A             -6.42%
LSA Mid Cap Value                                                                N/A           N/A              3.70%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -5.95%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A             -5.08%
Oppenheimer High Income - Service Shares                                         N/A           N/A              0.05%
Oppenheimer Main Street - Service Shares                                         N/A           N/A             -4.79%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A             -3.02%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              0.40%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A             -1.05%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -12.45%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A             -0.03%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -6.58%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A             -3.99%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 1" with the following sentence:

Adjusted historical total returns using Method 1 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 1":

                                                  Inception Date of
Variable Sub-Account                           Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix D--Adjusted Historical Total Returns Method
1:

Preferred 3

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.78%          N/A             -1.42%
Putnam VT Global Asset Allocation - Class IB                                   -14.49%        -2.82%             4.48%
Putnam VT Growth and Income - Class IB                                         -20.85%        -2.99%             6.35%
Putnam VT Health Sciences - Class IB                                           -22.18%          N/A             -3.61%
Putnam VT High Yield - Class IB                                                -2.89%         -3.49%             3.19%
Putnam VT Income - Class IB                                                     5.58%          3.48%             4.38%
Putnam VT International Equity - Class IB                                      -19.55%         0.21%             2.35%
Putnam VT Investors - Class IB                                                 -25.65%          N/A             -9.24%
Putnam VT Money Market - Class IB                                              -1.00%          1.90%             2.02%
Putnam VT New Opportunities - Class IB                                         -32.18%        -7.53%             3.45%
Putnam VT New Value - Class IB                                                 -17.52%         0.39%             2.74%
Putnam VT Research - Class IB                                                  -24.01%          N/A             -3.53%
Putnam VT Utilities Growth and Income - Class IB                               -25.86%        -6.68%             2.68%
Putnam VT Vista - Class IB                                                     -32.27%        -6.21%            -2.15%
Putnam VT Voyager - Class IB                                                   -28.26%        -3.41%             6.28%
Franklin Growth and Income Securities - Class 2                                -17.63%        -1.04%             5.99%
Franklin Small Cap - Class 2                                                   -30.38%        -2.10%             4.05%
Franklin Small Cap Value Securities - Class 2                                  -11.28%          N/A             -1.91%
Mutual Shares Securities - Class II                                            -13.79%         1.73%             4.25%
Templeton Developing Markets Securities - Class 2                              -2.32%         -7.64%            -11.95%
Templeton Foreign Securities - Class 2                                         -20.43%        -4.23%             5.57%
Templeton Global Income Securities - Class 2                                   18.62%          3.02%             4.00%
LSA Aggressive Growth                                                          -33.24%          N/A             -29.44%
LSA Equity Growth                                                              -31.49%          N/A             -15.23%
LSA Mid Cap Value                                                              -9.54%           N/A             -3.05%
Oppenheimer Aggressive Growth - Service Shares                                 -29.75%        -4.09%             4.40%
Oppenheimer Capital Appreciation - Service Shares                              -28.82%         0.03%             7.83%
Oppenheimer Global Securities - Service Shares                                 -24.17%         3.09%             9.60%
Oppenheimer High Income - Service Shares                                       -4.79%         -2.31%             4.37%
Oppenheimer Main Street - Service Shares                                       -20.84%        -5.50%             6.38%
Oppenheimer Main Street Small Cap - Service Shares                             -17.84%          N/A             -3.08%
Oppenheimer Multiple Strategies - Service Shares                               -12.58%         0.71%             5.74%
Oppenheimer Strategic Bond - Service Shares                                     4.77%          1.67%             3.39%
Van Kampen LIT Emerging Growth - Class II                                      -34.29%         0.86%             6.70%
Van Kampen LIT Growth and Income - Class II                                    -16.67%         2.81%             5.27%
Van Kampen LIT Money Market Portfolio - Class II                               -1.23%          1.44%             1.67%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.49%          1.82%             1.49%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.17%          1.83%             4.19%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.95%          N/A             -1.62%
Putnam VT Global Asset Allocation - Class IB                                   -14.66%        -3.02%             4.26%
Putnam VT Growth and Income - Class IB                                         -21.01%        -3.18%             6.13%
Putnam VT Health Sciences - Class IB                                           -22.34%          N/A             -3.80%
Putnam VT High Yield - Class IB                                                -3.08%         -3.68%             2.98%
Putnam VT Income - Class IB                                                     5.37%          3.27%             4.17%
Putnam VT International Equity - Class IB                                      -19.71%         0.00%             2.15%
Putnam VT Investors - Class IB                                                 -25.80%          N/A             -9.42%
Putnam VT Money Market - Class IB                                              -1.20%          1.70%             1.81%
Putnam VT New Opportunities - Class IB                                         -32.32%        -7.71%             3.24%
Putnam VT New Value - Class IB                                                 -17.69%         0.19%             2.53%
Putnam VT Research - Class IB                                                  -24.16%          N/A             -3.73%
Putnam VT Utilities Growth and Income - Class IB                               -26.01%        -6.87%             2.47%
Putnam VT Vista - Class IB                                                     -32.40%        -6.40%            -2.35%
Putnam VT Voyager - Class IB                                                   -28.41%        -3.60%             6.06%
Franklin Growth and Income Securities - Class 2                                -17.80%        -1.24%             5.78%
Franklin Small Cap - Class 2                                                   -30.52%        -2.30%             3.84%
Franklin Small Cap Value Securities - Class 2                                  -11.46%          N/A             -2.11%
Mutual Shares Securities - Class II                                            -13.96%         1.53%             4.04%
Templeton Developing Markets Securities - Class 2                              -2.52%         -7.83%            -12.13%
Templeton Foreign Securities - Class 2                                         -20.59%        -4.42%             5.36%
Templeton Global Income Securities - Class 2                                   18.38%          2.81%             3.79%
LSA Aggressive Growth                                                          -33.37%          N/A             -29.59%
LSA Equity Growth                                                              -31.63%          N/A             -15.41%
LSA Mid Cap Value                                                              -9.73%           N/A             -3.25%
Oppenheimer Aggressive Growth - Service Shares                                 -29.89%        -4.29%             4.19%
Oppenheimer Capital Appreciation - Service Shares                              -28.96%        -0.17%             7.62%
Oppenheimer Global Securities - Service Shares                                 -24.33%         2.89%             9.38%
Oppenheimer High Income - Service Shares                                       -4.98%         -2.51%             4.16%
Oppenheimer Main Street - Service Shares                                       -21.00%        -5.69%             6.16%
Oppenheimer Main Street Small Cap - Service Shares                             -18.00%          N/A             -3.28%
Oppenheimer Multiple Strategies - Service Shares                               -12.76%         0.51%             5.53%
Oppenheimer Strategic Bond - Service Shares                                     4.56%          1.46%             3.18%
Van Kampen LIT Emerging Growth - Class II                                      -34.42%         0.66%             6.49%
Van Kampen LIT Growth and Income - Class II                                    -16.84%         2.60%             5.06%
Van Kampen LIT Money Market Portfolio - Class II                               -1.42%          1.23%             1.46%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.28%          1.62%             1.28%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.36%          1.63%             3.98%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 2" with the following sentence:

Adjusted historical total returns using Method 2 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 2":

                                                 Inception Date of
Variable Sub-Account                           Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix D--Adjusted Historical Total Returns Method
2:

Preferred 3

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.94%          N/A             -1.49%
Putnam VT Global Asset Allocation - Class IB                                   -19.65%        -2.88%             4.43%
Putnam VT Growth and Income - Class IB                                         -26.01%        -3.05%             6.31%
Putnam VT Health Sciences - Class IB                                           -27.35%          N/A             -3.68%
Putnam VT High Yield - Class IB                                                -8.06%         -3.56%             3.14%
Putnam VT Income - Class IB                                                     0.41%          3.41%             4.32%
Putnam VT International Equity - Class IB                                      -24.72%         0.16%             2.30%
Putnam VT Investors - Class IB                                                 -30.82%          N/A             -9.31%
Putnam VT Money Market - Class IB                                              -6.17%          1.84%             1.95%
Putnam VT New Opportunities - Class IB                                         -37.35%        -7.58%             3.41%
Putnam VT New Value - Class IB                                                 -22.69%         0.33%             2.68%
Putnam VT Research - Class IB                                                  -29.18%          N/A             -3.60%
Putnam VT Utilities Growth and Income - Class IB                               -31.03%        -6.75%             2.63%
Putnam VT Vista - Class IB                                                     -37.43%        -6.26%            -2.20%
Putnam VT Voyager - Class IB                                                   -33.43%        -3.46%             6.24%
Franklin Growth and Income Securities - Class 2                                -22.80%        -1.10%             5.95%
Franklin Small Cap - Class 2                                                   -35.55%        -2.15%             4.00%
Franklin Small Cap Value Securities - Class 2                                  -16.45%          N/A             -1.99%
Mutual Shares Securities - Class II                                            -18.96%         1.67%             4.18%
Templeton Developing Markets Securities - Class 2                              -7.49%         -7.72%            -12.06%
Templeton Foreign Securities - Class 2                                         -25.59%        -4.29%             5.53%
Templeton Global Income Securities - Class 2                                   13.45%          2.95%             3.94%
LSA Aggressive Growth                                                          -38.41%          N/A             -33.81%
LSA Equity Growth                                                              -36.66%          N/A             -15.32%
LSA Mid Cap Value                                                              -14.71%          N/A             -6.91%
Oppenheimer Aggressive Growth - Service Shares                                 -34.92%        -4.15%             4.36%
Oppenheimer Capital Appreciation - Service Shares                              -33.98%        -0.02%             7.79%
Oppenheimer Global Securities - Service Shares                                 -29.34%         3.05%             9.57%
Oppenheimer High Income - Service Shares                                       -9.96%         -2.38%             4.32%
Oppenheimer Main Street - Service Shares                                       -26.01%        -5.56%             6.33%
Oppenheimer Main Street Small Cap - Service Shares                             -23.01%          N/A             -3.15%
Oppenheimer Multiple Strategies - Service Shares                               -17.75%         0.65%             5.69%
Oppenheimer Strategic Bond - Service Shares                                    -0.40%          1.60%             3.33%
Van Kampen LIT Emerging Growth - Class II                                      -39.45%         0.82%             6.66%
Van Kampen LIT Growth and Income - Class II                                    -21.84%         2.75%             5.21%
Van Kampen LIT Money Market Portfolio - Class II                               -6.39%          1.37%             1.61%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.32%          1.75%             1.41%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.33%          1.76%             4.12%




(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.12%          N/A             -1.69%
Putnam VT Global Asset Allocation - Class IB                                   -19.83%        -3.08%             4.22%
Putnam VT Growth and Income - Class IB                                         -26.17%        -3.24%             6.09%
Putnam VT Health Sciences - Class IB                                           -27.50%          N/A             -3.87%
Putnam VT High Yield - Class IB                                                -8.25%         -3.76%             2.93%
Putnam VT Income - Class IB                                                     0.20%          3.20%             4.11%
Putnam VT International Equity - Class IB                                      -24.88%        -0.05%             2.10%
Putnam VT Investors - Class IB                                                 -30.97%          N/A             -9.49%
Putnam VT Money Market - Class IB                                              -6.37%          1.63%             1.74%
Putnam VT New Opportunities - Class IB                                         -37.48%        -7.77%             3.20%
Putnam VT New Value - Class IB                                                 -22.85%         0.13%             2.47%
Putnam VT Research - Class IB                                                  -29.33%          N/A             -3.79%
Putnam VT Utilities Growth and Income - Class IB                               -31.18%        -6.94%             2.42%
Putnam VT Vista - Class IB                                                     -37.57%        -6.45%            -2.40%
Putnam VT Voyager - Class IB                                                   -33.58%        -3.66%             6.02%
Franklin Growth and Income Securities - Class 2                                -22.96%        -1.30%             5.73%
Franklin Small Cap - Class 2                                                   -35.69%        -2.35%             3.79%
Franklin Small Cap Value Securities - Class 2                                  -16.63%          N/A             -2.19%
Mutual Shares Securities - Class II                                            -19.13%         1.46%             3.97%
Templeton Developing Markets Securities - Class 2                              -7.68%         -7.91%            -12.25%
Templeton Foreign Securities - Class 2                                         -25.76%        -4.49%             5.32%
Templeton Global Income Securities - Class 2                                   13.21%          2.74%             3.73%
LSA Aggressive Growth                                                          -38.54%          N/A             -33.95%
LSA Equity Growth                                                              -36.80%          N/A             -15.49%
LSA Mid Cap Value                                                              -14.89%          N/A             -7.11%
Oppenheimer Aggressive Growth - Service Shares                                 -35.06%        -4.34%             4.15%
Oppenheimer Capital Appreciation - Service Shares                              -34.13%        -0.22%             7.57%
Oppenheimer Global Securities - Service Shares                                 -29.49%         2.84%             9.35%
Oppenheimer High Income - Service Shares                                       -10.15%        -2.58%             4.11%
Oppenheimer Main Street - Service Shares                                       -26.17%        -5.75%             6.12%
Oppenheimer Main Street Small Cap - Service Shares                             -23.17%          N/A             -3.34%
Oppenheimer Multiple Strategies - Service Shares                               -17.92%         0.45%             5.48%
Oppenheimer Strategic Bond - Service Shares                                    -0.61%          1.39%             3.12%
Van Kampen LIT Emerging Growth - Class II                                      -39.58%         0.62%             6.44%
Van Kampen LIT Growth and Income - Class II                                    -22.01%         2.54%             5.00%
Van Kampen LIT Money Market Portfolio - Class II                               -6.59%          1.17%             1.40%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.11%          1.54%             1.20%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -8.53%          1.56%             3.91%


Appendix E--Allstate Advisor Preferred Contract with No Withdrawal Charge Option:


Replace the first two sentences of the first paragraph under Appendix E with the following three sentences:

The Allstate Advisor Preferred Variable Annuity Contracts were first offered to the public on May 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts (and
Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix E:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following sentence after the fifth sentence of the first paragraph under the heading "Standardized Total Returns":

The Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts commenced operations on December 31, 2003.


Add the following tables to Appendix E--Standardized Total Returns:

Preferred 0

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.93%         N/A             -3.98%
Putnam VT Global Asset Allocation - Class IB                                   -14.64%         N/A             -7.53%
Putnam VT Growth and Income - Class IB                                         -20.99%         N/A             -9.60%
Putnam VT Health Sciences - Class IB                                           -22.32%         N/A             -3.70%
Putnam VT High Yield - Class IB                                                -3.05%          N/A             -3.98%
Putnam VT Income - Class IB                                                     5.41%          N/A              3.13%
Putnam VT International Equity - Class IB                                      -19.70%         N/A             -6.27%
Putnam VT Investors - Class IB                                                 -25.79%         N/A             -16.31%
Putnam VT Money Market - Class IB                                              -1.17%          N/A              1.37%
Putnam VT New Opportunities - Class IB                                         -32.32%         N/A             -16.45%
Putnam VT New Value - Class IB                                                 -17.67%         N/A             -3.86%
Putnam VT Research - Class IB                                                  -24.15%         N/A             -10.66%
Putnam VT Utilities Growth and Income - Class IB                               -26.00%         N/A             -11.56%
Putnam VT Vista - Class IB                                                     -32.40%         N/A             -14.01%
Putnam VT Voyager - Class IB                                                   -28.40%         N/A             -11.89%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              7.92%
Franklin Small Cap - Class 2                                                     N/A           N/A             14.76%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A             11.67%
Mutual Shares Securities - Class II                                              N/A           N/A              2.66%
Templeton Developing Markets Securities - Class 2                                N/A           N/A             11.74%
Templeton Foreign Securities - Class 2                                           N/A           N/A              4.17%
Templeton Global Income Securities - Class 2                                     N/A           N/A              6.62%
LSA Aggressive Growth                                                            N/A           N/A             -5.26%
LSA Equity Growth                                                                N/A           N/A             -0.45%
LSA Mid Cap Value                                                                N/A           N/A              9.67%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A              0.02%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A              0.90%
Oppenheimer High Income - Service Shares                                         N/A           N/A              6.03%
Oppenheimer Main Street - Service Shares                                         N/A           N/A              1.19%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A              2.95%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              6.38%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A              4.93%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -6.48%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              5.94%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -0.63%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A              1.97%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -11.38%         N/A             -4.47%
Putnam VT Global Asset Allocation - Class IB                                   -15.07%         N/A             -7.99%
Putnam VT Growth and Income - Class IB                                         -21.39%         N/A             -10.06%
Putnam VT Health Sciences - Class IB                                           -22.72%         N/A             -4.19%
Putnam VT High Yield - Class IB                                                -3.54%          N/A             -4.47%
Putnam VT Income - Class IB                                                     4.88%          N/A              2.61%
Putnam VT International Equity - Class IB                                      -20.10%         N/A             -6.74%
Putnam VT Investors - Class IB                                                 -26.17%         N/A             -16.74%
Putnam VT Money Market - Class IB                                              -1.67%          N/A              0.86%
Putnam VT New Opportunities - Class IB                                         -32.66%         N/A             -16.87%
Putnam VT New Value - Class IB                                                 -18.08%         N/A             -4.35%
Putnam VT Research - Class IB                                                  -24.54%         N/A             -11.11%
Putnam VT Utilities Growth and Income - Class IB                               -26.37%         N/A             -12.01%
Putnam VT Vista - Class IB                                                     -32.74%         N/A             -14.44%
Putnam VT Voyager - Class IB                                                   -28.76%         N/A             -12.33%
Franklin Growth and Income Securities - Class 2                                  N/A           N/A              7.81%
Franklin Small Cap - Class 2                                                     N/A           N/A             14.64%
Franklin Small Cap Value Securities - Class 2                                    N/A           N/A             11.55%
Mutual Shares Securities - Class II                                              N/A           N/A              2.55%
Templeton Developing Markets Securities - Class 2                                N/A           N/A             11.62%
Templeton Foreign Securities - Class 2                                           N/A           N/A              4.05%
Templeton Global Income Securities - Class 2                                     N/A           N/A              6.51%
LSA Aggressive Growth                                                            N/A           N/A             -5.36%
LSA Equity Growth                                                                N/A           N/A             -0.56%
LSA Mid Cap Value                                                                N/A           N/A              9.55%
Oppenheimer Aggressive Growth - Service Shares                                   N/A           N/A             -0.09%
Oppenheimer Capital Appreciation - Service Shares                                N/A           N/A               N/A
Oppenheimer Global Securities - Service Shares                                   N/A           N/A              0.79%
Oppenheimer High Income - Service Shares                                         N/A           N/A              5.91%
Oppenheimer Main Street - Service Shares                                         N/A           N/A              1.08%
Oppenheimer Main Street Small Cap - Service Shares                               N/A           N/A              2.84%
Oppenheimer Multiple Strategies - Service Shares                                 N/A           N/A              6.26%
Oppenheimer Strategic Bond - Service Shares                                      N/A           N/A              4.81%
Van Kampen LIT Emerging Growth - Class II                                        N/A           N/A             -6.58%
Van Kampen LIT Growth and Income - Class II                                      N/A           N/A              5.83%
Van Kampen LIT Money Market Portfolio - Class II                                 N/A           N/A               N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A           N/A             -0.64%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A           N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A           N/A              1.89%


Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 1" with the following sentence:

Adjusted historical total returns using Method 1 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 1":

                                                     Inception Date of
Variable Sub-Account                              Corresponding Portfolio

Van Kampen LIT Money Market -- Class II                       04/07/86
Van Kampen UIF Global Franchise -- Class II                   05/01/03


Add the following tables to Appendix E--Adjusted Historical Total Returns Method
1:

Preferred 0

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.86%          N/A             -1.52%
Putnam VT Global Asset Allocation - Class IB                                   -14.57%        -2.92%             4.37%
Putnam VT Growth and Income - Class IB                                         -20.93%        -3.08%             6.24%
Putnam VT Health Sciences - Class IB                                           -22.26%          N/A             -3.71%
Putnam VT High Yield - Class IB                                                -2.99%         -3.59%             3.09%
Putnam VT Income - Class IB                                                     5.47%          3.37%             4.27%
Putnam VT International Equity - Class IB                                      -19.63%         0.11%             2.25%
Putnam VT Investors - Class IB                                                 -25.72%          N/A             -9.33%
Putnam VT Money Market - Class IB                                              -1.10%          1.80%             1.91%
Putnam VT New Opportunities - Class IB                                         -32.25%        -7.62%             3.35%
Putnam VT New Value - Class IB                                                 -17.60%         0.29%             2.63%
Putnam VT Research - Class IB                                                  -24.09%          N/A             -3.63%
Putnam VT Utilities Growth and Income - Class IB                               -25.94%        -6.78%             2.58%
Putnam VT Vista - Class IB                                                     -32.33%        -6.30%            -2.25%
Putnam VT Voyager - Class IB                                                   -28.34%        -3.51%             6.17%
Franklin Growth and Income Securities - Class 2                                -17.71%        -1.14%             5.88%
Franklin Small Cap - Class 2                                                   -30.45%        -2.20%             3.94%
Franklin Small Cap Value Securities - Class 2                                  -11.37%          N/A             -2.01%
Mutual Shares Securities - Class II                                            -13.88%         1.63%             4.14%
Templeton Developing Markets Securities - Class 2                              -2.42%         -7.74%            -12.04%
Templeton Foreign Securities - Class 2                                         -20.51%        -4.33%             5.47%
Templeton Global Income Securities - Class 2                                   18.50%          2.91%             3.89%
LSA Aggressive Growth                                                          -33.31%          N/A             -29.51%
LSA Equity Growth                                                              -31.56%          N/A             -15.32%
LSA Mid Cap Value                                                              -9.63%           N/A             -3.15%
Oppenheimer Aggressive Growth - Service Shares                                 -29.82%        -4.19%             4.29%
Oppenheimer Capital Appreciation - Service Shares                              -28.89%        -0.07%             7.72%
Oppenheimer Global Securities - Service Shares                                 -24.25%         2.99%             9.49%
Oppenheimer High Income - Service Shares                                       -4.89%         -2.41%             4.27%
Oppenheimer Main Street - Service Shares                                       -20.92%        -5.59%             6.27%
Oppenheimer Main Street Small Cap - Service Shares                             -17.92%          N/A             -3.18%
Oppenheimer Multiple Strategies - Service Shares                               -12.67%         0.61%             5.63%
Oppenheimer Strategic Bond - Service Shares                                     4.66%          1.56%             3.29%
Van Kampen LIT Emerging Growth - Class II                                      -34.35%         0.76%             6.59%
Van Kampen LIT Growth and Income - Class II                                    -16.75%         2.70%             5.17%
Van Kampen LIT Money Market Portfolio - Class II                               -1.32%          1.33%             1.56%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.38%          1.72%             1.39%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.26%          1.73%             4.08%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                    10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -11.31%          N/A             -2.01%
Putnam VT Global Asset Allocation - Class IB                                   -15.00%        -3.41%             3.84%
Putnam VT Growth and Income - Class IB                                         -21.32%        -3.57%             5.70%
Putnam VT Health Sciences - Class IB                                           -22.65%          N/A             -4.19%
Putnam VT High Yield - Class IB                                                -3.47%         -4.07%             2.57%
Putnam VT Income - Class IB                                                     4.94%          2.85%             3.74%
Putnam VT International Equity - Class IB                                      -20.04%        -0.40%             1.73%
Putnam VT Investors - Class IB                                                 -26.10%          N/A             -9.79%
Putnam VT Money Market - Class IB                                              -1.60%          1.29%             1.39%
Putnam VT New Opportunities - Class IB                                         -32.59%        -8.09%             2.83%
Putnam VT New Value - Class IB                                                 -18.02%        -0.22%             2.12%
Putnam VT Research - Class IB                                                  -24.47%          N/A             -4.12%
Putnam VT Utilities Growth and Income - Class IB                               -26.31%        -7.25%             2.06%
Putnam VT Vista - Class IB                                                     -32.67%        -6.78%            -2.75%
Putnam VT Voyager - Class IB                                                   -28.70%        -3.99%             5.63%
Franklin Growth and Income Securities - Class 2                                -18.13%        -1.64%             5.35%
Franklin Small Cap - Class 2                                                   -30.80%        -2.69%             3.42%
Franklin Small Cap Value Securities - Class 2                                  -11.82%          N/A             -2.51%
Mutual Shares Securities - Class II                                            -14.31%         1.12%             3.62%
Templeton Developing Markets Securities - Class 2                              -2.91%         -8.21%            -12.50%
Templeton Foreign Securities - Class 2                                         -20.91%        -4.81%             4.94%
Templeton Global Income Securities - Class 2                                   17.91%          2.39%             3.37%
LSA Aggressive Growth                                                          -33.64%          N/A             -29.87%
LSA Equity Growth                                                              -31.91%          N/A             -15.75%
LSA Mid Cap Value                                                              -10.09%          N/A             -3.64%
Oppenheimer Aggressive Growth - Service Shares                                 -30.17%        -4.67%             3.77%
Oppenheimer Capital Appreciation - Service Shares                              -29.25%        -0.57%             7.18%
Oppenheimer Global Securities - Service Shares                                 -24.63%         2.47%             8.94%
Oppenheimer High Income - Service Shares                                       -5.36%         -2.91%             3.74%
Oppenheimer Main Street - Service Shares                                       -21.32%        -6.07%             5.73%
Oppenheimer Main Street Small Cap - Service Shares                             -18.33%          N/A             -3.67%
Oppenheimer Multiple Strategies - Service Shares                               -13.11%         0.10%             5.10%
Oppenheimer Strategic Bond - Service Shares                                     4.14%          1.05%             2.76%
Van Kampen LIT Emerging Growth - Class II                                      -34.68%         0.25%             6.06%
Van Kampen LIT Growth and Income - Class II                                    -17.17%         2.18%             4.64%
Van Kampen LIT Money Market Portfolio - Class II                               -1.52%          1.13%             1.36%
Van Kampen UIF Emerging Markets Debt - Class II                                 5.85%          1.21%             0.87%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.75%          1.21%             3.55%

Replace the second sentence of the first paragraph under the heading "Adjusted
Historical Total Returns Method 2" with the following sentence:

Adjusted historical total returns using Method 2 are not shown for the Van
Kampen UIF Small Company Growth and Van Kampen UIF Global Franchise Variable
Sub-Accounts, as the Portfolios underlying those Variable Sub-Accounts commenced operations on May 1, 2003.


Add the following to the table describing the inception dates for the Portfolios under the heading "Adjusted Historical Total Returns Method 2":

                                                  Inception Date of
Variable Sub-Account                            Corresponding Portfolio

Van Kampen LIT Money Market -- Class II              04/07/86
Van Kampen UIF Global Franchise -- Class II          05/01/03


Add the following tables to Appendix E--Adjusted Historical Total Returns Method
2:

Preferred 0

(with the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.93%          N/A             -1.59%
Putnam VT Global Asset Allocation - Class IB                                   -14.64%        -2.98%             4.32%
Putnam VT Growth and Income - Class IB                                         -20.99%        -3.15%             6.20%
Putnam VT Health Sciences - Class IB                                           -22.32%          N/A             -3.77%
Putnam VT High Yield - Class IB                                                -3.05%         -3.66%             3.04%
Putnam VT Income - Class IB                                                     5.41%          3.31%             4.22%
Putnam VT International Equity - Class IB                                      -19.70%         0.05%             2.20%
Putnam VT Investors - Class IB                                                 -25.79%          N/A             -9.40%
Putnam VT Money Market - Class IB                                              -1.17%          1.74%             1.85%
Putnam VT New Opportunities - Class IB                                         -32.32%        -7.68%             3.31%
Putnam VT New Value - Class IB                                                 -17.67%         0.23%             2.58%
Putnam VT Research - Class IB                                                  -24.15%          N/A             -3.69%
Putnam VT Utilities Growth and Income - Class IB                               -26.00%        -6.84%             2.53%
Putnam VT Vista - Class IB                                                     -32.40%        -6.36%            -2.30%
Putnam VT Voyager - Class IB                                                   -28.40%        -3.56%             6.13%
Franklin Growth and Income Securities - Class 2                                -17.78%        -1.20%             5.84%
Franklin Small Cap - Class 2                                                   -30.52%        -2.25%             3.89%
Franklin Small Cap Value Securities - Class 2                                  -11.44%          N/A             -2.09%
Mutual Shares Securities - Class II                                            -13.94%         1.57%             4.08%
Templeton Developing Markets Securities - Class 2                              -2.49%         -7.82%            -12.15%
Templeton Foreign Securities - Class 2                                         -20.58%        -4.39%             5.43%
Templeton Global Income Securities - Class 2                                   18.43%          2.85%             3.84%
LSA Aggressive Growth                                                          -33.37%          N/A             -29.61%
LSA Equity Growth                                                              -31.63%          N/A             -15.40%
LSA Mid Cap Value                                                              -9.70%           N/A             -3.24%
Oppenheimer Aggressive Growth - Service Shares                                 -29.89%        -4.24%             4.25%
Oppenheimer Capital Appreciation - Service Shares                              -28.95%        -0.12%             7.68%
Oppenheimer Global Securities - Service Shares                                 -24.32%         2.94%             9.46%
Oppenheimer High Income - Service Shares                                       -4.95%         -2.48%             4.22%
Oppenheimer Main Street - Service Shares                                       -20.99%        -5.66%             6.23%
Oppenheimer Main Street Small Cap - Service Shares                             -17.99%          N/A             -3.25%
Oppenheimer Multiple Strategies - Service Shares                               -12.74%         0.55%             5.59%
Oppenheimer Strategic Bond - Service Shares                                     4.59%          1.50%             3.22%
Van Kampen LIT Emerging Growth - Class II                                      -34.42%         0.72%             6.55%
Van Kampen LIT Growth and Income - Class II                                    -16.82%         2.65%             5.11%
Van Kampen LIT Money Market Portfolio - Class II                               -1.39%          1.27%             1.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.32%          1.65%             1.31%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.33%          1.66%             4.02%



(With the MAV Death Benefit Option and the TrueReturn Option)
                                                                                                    10 Year or Since
Variable Sub-Account                                                           1 Year     5 Year        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -11.38%          N/A             -2.09%
Putnam VT Global Asset Allocation - Class IB                                   -15.07%        -3.48%             3.79%
Putnam VT Growth and Income - Class IB                                         -21.39%        -3.64%             5.66%
Putnam VT Health Sciences - Class IB                                           -22.72%          N/A             -4.26%
Putnam VT High Yield - Class IB                                                -3.54%         -4.15%             2.51%
Putnam VT Income - Class IB                                                     4.88%          2.78%             3.68%
Putnam VT International Equity - Class IB                                      -20.10%        -0.45%             1.68%
Putnam VT Investors - Class IB                                                 -26.17%          N/A             -9.86%
Putnam VT Money Market - Class IB                                              -1.67%          1.22%             1.33%
Putnam VT New Opportunities - Class IB                                         -32.66%        -8.15%             2.79%
Putnam VT New Value - Class IB                                                 -18.08%        -0.28%             2.06%
Putnam VT Research - Class IB                                                  -24.54%          N/A             -4.18%
Putnam VT Utilities Growth and Income - Class IB                               -26.37%        -7.32%             2.01%
Putnam VT Vista - Class IB                                                     -32.74%        -6.83%            -2.80%
Putnam VT Voyager - Class IB                                                   -28.76%        -4.05%             5.59%
Franklin Growth and Income Securities - Class 2                                -18.19%        -1.70%             5.30%
Franklin Small Cap - Class 2                                                   -30.87%        -2.75%             3.37%
Franklin Small Cap Value Securities - Class 2                                  -11.88%          N/A             -2.59%
Mutual Shares Securities - Class II                                            -14.38%         1.05%             3.55%
Templeton Developing Markets Securities - Class 2                              -2.98%         -8.29%            -12.61%
Templeton Foreign Securities - Class 2                                         -20.97%        -4.87%             4.90%
Templeton Global Income Securities - Class 2                                   17.84%          2.32%             3.31%
LSA Aggressive Growth                                                          -33.71%          N/A             -29.96%
LSA Equity Growth                                                              -31.97%          N/A             -15.83%
LSA Mid Cap Value                                                              -10.15%          N/A             -3.73%
Oppenheimer Aggressive Growth - Service Shares                                 -30.24%        -4.73%             3.73%
Oppenheimer Capital Appreciation - Service Shares                              -29.31%        -0.62%             7.14%
Oppenheimer Global Securities - Service Shares                                 -24.70%         2.42%             8.91%
Oppenheimer High Income - Service Shares                                       -5.43%         -2.98%             3.69%
Oppenheimer Main Street - Service Shares                                       -21.38%        -6.14%             5.69%
Oppenheimer Main Street Small Cap - Service Shares                             -18.40%          N/A             -3.74%
Oppenheimer Multiple Strategies - Service Shares                               -13.17%         0.04%             5.05%
Oppenheimer Strategic Bond - Service Shares                                     4.07%          0.98%             2.70%
Van Kampen LIT Emerging Growth - Class II                                      -34.75%         0.21%             6.02%
Van Kampen LIT Growth and Income - Class II                                    -17.24%         2.13%             4.58%
Van Kampen LIT Money Market Portfolio - Class II                               -1.59%          1.06%             1.29%
Van Kampen UIF Emerging Markets Debt - Class II                                 5.78%          1.13%             0.79%
Van Kampen UIF Small Company Growth - Class II                                   N/A            N/A               N/A
Van Kampen UIF Global Franchise Portfolio - Class II                             N/A            N/A               N/A
Van Kampen UIF U.S. Real Estate - Class II                                     -3.82%          1.14%             3.49%


                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated December 31, 2003
                                     to the
                    Statement of Additional Information dated
                             July 1, 2003 for the:
                     Allstate Variable Annuity--B Share and
                       Allstate Variable Annuity--L Share

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred Variable Annuity Contracts (collectively, the "Contracts") offered by Allstate Life Insurance Company of New York ("Allstate New York"), to add the TrueReturnsm Accumulation Benefit Option to the Contracts.


Add the following sentence to the end of the fifth paragraph under the heading "Standardized Total Returns":

When factoring the charge for the optional TrueReturn Option, we assume that there are no additional purchase payments or withdrawals.


Replace the second sentence of the last paragraph under the heading "Standardized Total Returns" with the following two sentences:

Contracts with the TrueReturn Option will be first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


Add the following sentence to the end of the first paragraph under the heading "Non-Standardized Total Returns":

When factoring the charge for the optional TrueReturn Option, we assume that there are no additional purchase payments or withdrawals.


Add the following sentence to the end of the last paragraph under the heading "Non-Standardized Total Returns":

Contracts with the TrueReturn Option were first offered to the public on January 2, 2004.


Appendix A--Allstate Variable Annuity--B Share Contract:


Replace the first paragraph under Appendix A with the following paragraph:

The Allstate Variable Annuity--B Share Contracts were first offered to the public on July 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown

Add the following sentence to the end of the first paragraph under the bulleted section of Appendix A:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following tables to Appendix A--Standardized Total Returns:

(with the TrueReturn Option)

                                                                                                          10 Year or Since
Variable Sub-Account                                                              1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                                 N/A            N/A             -21.12%
AIM V.I. Capital Appreciation - Series II                                        N/A            N/A             -19.03%
AIM V.I. Premier Equity - Series II                                              N/A            N/A             -18.72%
AllianceBernstein Growth - Class B                                               N/A            N/A               N/A
AllianceBernstein Growth and Income - Class B                                    N/A            N/A               N/A
AllianceBernstein Premier Growth - Class B                                       N/A            N/A               N/A
AllianceBernstein Small Cap Value - Class B                                      N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                               N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                             N/A            N/A               N/A
Morgan Stanley UIF Equity Growth, Class II                                       N/A            N/A               N/A
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                      N/A            N/A               N/A
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                   N/A            N/A               N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                    N/A            N/A               N/A
Morgan Stanley VIS Aggressive Equity - Class Y                                   N/A            N/A               N/A
Morgan Stanley VIS Dividend Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Equity - Class Y                                              N/A            N/A               N/A
Morgan Stanley VIS European Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Global Advantage - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                              N/A            N/A               N/A
Morgan Stanley VIS High Yield - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Income Builder - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Information - Class Y                                         N/A            N/A               N/A
Morgan Stanley VIS Limited Duration - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Money Market - Class Y                                        N/A            N/A               N/A
Morgan Stanley VIS Pacific Growth - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Quality Income Plus - Class Y                                 N/A            N/A               N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                       N/A            N/A               N/A
Morgan Stanley VIS Strategist - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Utilities - Class Y                                           N/A            N/A               N/A
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.43%          N/A             -3.33%
Putnam VT Growth and Income - Class IB                                         -26.54%          N/A             -9.92%
Putnam VT International Equity - Class IB                                      -25.24%          N/A             -17.28%
Putnam VT Investors - Class IB                                                 -31.37%          N/A             -24.58%
Putnam VT Voyager - Class IB                                                   -33.99%          N/A             -22.88%
Van Kampen LIT Aggressive Growth, Class II                                       N/A            N/A               N/A
Van Kampen LIT Comstock, Class II                                                N/A            N/A               N/A
Van Kampen LIT Emerging Growth, Class II                                         N/A            N/A               N/A
Van Kampen LIT Growth and Income, Class II                                       N/A            N/A               N/A



(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                                 N/A            N/A             -21.21%
AIM V.I. Capital Appreciation - Series II                                        N/A            N/A             -19.12%
AIM V.I. Premier Equity - Series II                                              N/A            N/A             -18.81%
AllianceBernstein Growth - Class B                                               N/A            N/A               N/A
AllianceBernstein Growth and Income - Class B                                    N/A            N/A               N/A
AllianceBernstein Premier Growth - Class B                                       N/A            N/A               N/A
AllianceBernstein Small Cap Value - Class B                                      N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                               N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                             N/A            N/A               N/A
Morgan Stanley UIF Equity Growth, Class II                                       N/A            N/A               N/A
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                      N/A            N/A               N/A
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                   N/A            N/A               N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                    N/A            N/A               N/A
Morgan Stanley VIS Aggressive Equity - Class Y                                   N/A            N/A               N/A
Morgan Stanley VIS Dividend Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Equity - Class Y                                              N/A            N/A               N/A
Morgan Stanley VIS European Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Global Advantage - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                              N/A            N/A               N/A
Morgan Stanley VIS High Yield - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Income Builder - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Information - Class Y                                         N/A            N/A               N/A
Morgan Stanley VIS Limited Duration - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Money Market - Class Y                                        N/A            N/A               N/A
Morgan Stanley VIS Pacific Growth - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Quality Income Plus - Class Y                                 N/A            N/A               N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                       N/A            N/A               N/A
Morgan Stanley VIS Strategist - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Utilities - Class Y                                           N/A            N/A               N/A
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.61%          N/A             -3.54%
Putnam VT Growth and Income - Class IB                                         -26.70%          N/A             -10.12%
Putnam VT International Equity - Class IB                                      -25.40%          N/A             -17.46%
Putnam VT Investors - Class IB                                                 -31.52%          N/A             -24.75%
Putnam VT Voyager - Class IB                                                   -34.14%          N/A             -23.05%
Van Kampen LIT Aggressive Growth, Class II                                       N/A            N/A               N/A
Van Kampen LIT Comstock, Class II                                                N/A            N/A               N/A
Van Kampen LIT Emerging Growth, Class II                                         N/A            N/A               N/A
Van Kampen LIT Growth and Income, Class II                                       N/A            N/A               N/A



Add the following tables to Appendix A--Adjusted Historical Total Returns Method
1:

Adjusted Historical Total Returns Method 1

(with the TrueReturn Option)

                                                                                                        10 Year or Since
Variable Sub-Account                                                            1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                               -23.86%          N/A             -17.76%
AIM V.I. Capital Appreciation - Series II                                      -25.98%        -4.15%             5.38%
AIM V.I. Premier Equity - Series II                                            -31.84%        -4.08%             5.89%
AllianceBernstein Growth - Class B                                             -29.69%        -6.59%             5.88%
AllianceBernstein Growth and Income - Class B                                  -23.76%         1.72%             9.23%
AllianceBernstein Premier Growth - Class B                                     -32.23%        -3.16%             7.38%
AllianceBernstein Small Cap Value - Class B                                    -8.07%           N/A              1.00%
Morgan Stanley UIF Emerging Markets Debt, Class II                              6.92%          2.24%             1.90%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -10.79%        -7.24%            -6.59%
Morgan Stanley UIF Equity Growth, Class II                                     -29.47%        -4.02%             1.12%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -32.71%          N/A             -15.58%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -29.62%        -0.52%             5.19%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -2.78%          2.25%             4.61%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -24.32%          N/A             -7.99%
Morgan Stanley VIS Dividend Growth - Class Y                                   -19.78%        -3.78%             5.97%
Morgan Stanley VIS Equity - Class Y                                            -22.96%        -1.04%             8.14%
Morgan Stanley VIS European Growth - Class Y                                   -23.03%        -2.23%             9.13%
Morgan Stanley VIS Global Advantage - Class Y                                  -22.45%          N/A             -11.64%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -14.34%        -1.35%             3.93%
Morgan Stanley VIS High Yield - Class Y                                        -9.05%         -19.37%           -5.80%
Morgan Stanley VIS Income Builder - Class Y                                    -9.64%         -1.14%             2.22%
Morgan Stanley VIS Information - Class Y                                       -44.52%          N/A             -44.36%
Morgan Stanley VIS Limited Duration - Class Y                                   1.98%           N/A              2.81%
Morgan Stanley VIS Money Market - Class Y                                      -0.71%          2.19%             2.33%
Morgan Stanley VIS Pacific Growth - Class Y                                    -25.04%        -13.05%           -13.21%
Morgan Stanley VIS Quality Income Plus - Class Y                                3.41%          3.86%             5.02%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -24.16%          N/A             -5.87%
Morgan Stanley VIS Strategist - Class Y                                        -11.77%         2.10%             5.22%
Morgan Stanley VIS Utilities - Class Y                                         -24.57%        -5.73%             2.47%
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.42%          N/A             -1.02%
Putnam VT Growth and Income - Class IB                                         -20.53%        -2.59%             6.78%
Putnam VT International Equity - Class IB                                      -19.23%         0.61%             2.77%
Putnam VT Investors - Class IB                                                 -25.35%          N/A             -8.87%
Putnam VT Voyager - Class IB                                                   -27.97%        -3.01%             6.71%
Van Kampen LIT Aggressive Growth, Class II                                     -33.89%          N/A             -41.96%
Van Kampen LIT Comstock, Class II                                              -20.97%          N/A             -3.00%
Van Kampen LIT Emerging Growth, Class II                                       -34.02%         1.27%             7.13%
Van Kampen LIT Growth and Income, Class II                                     -16.33%         3.22%             5.70%




(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                       10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                               -24.01%          N/A             -17.93%
AIM V.I. Capital Appreciation - Series II                                      -26.13%        -4.35%             5.17%
AIM V.I. Premier Equity - Series II                                            -31.98%        -4.28%             5.68%
AllianceBernstein Growth - Class B                                             -29.83%        -6.78%             5.67%
AllianceBernstein Growth and Income - Class B                                  -23.92%         1.52%             9.01%
AllianceBernstein Premier Growth - Class B                                     -32.37%        -3.35%             7.16%
AllianceBernstein Small Cap Value - Class B                                    -8.26%           N/A              0.79%
Morgan Stanley UIF Emerging Markets Debt, Class II                              6.71%          2.03%             1.70%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -10.97%        -7.43%            -6.78%
Morgan Stanley UIF Equity Growth, Class II                                     -29.61%        -4.21%             0.91%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -32.85%          N/A             -15.75%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -29.77%        -0.72%             4.98%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -2.97%          2.04%             4.40%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -24.48%          N/A             -8.18%
Morgan Stanley VIS Dividend Growth - Class Y                                   -19.95%        -3.97%             5.75%
Morgan Stanley VIS Equity - Class Y                                            -23.11%        -1.24%             7.92%
Morgan Stanley VIS European Growth - Class Y                                   -23.19%        -2.43%             8.91%
Morgan Stanley VIS Global Advantage - Class Y                                  -22.61%          N/A             -11.82%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -14.51%        -1.55%             3.72%
Morgan Stanley VIS High Yield - Class Y                                        -9.23%         -19.53%           -6.00%
Morgan Stanley VIS Income Builder - Class Y                                    -9.82%         -1.34%             2.01%
Morgan Stanley VIS Information - Class Y                                       -44.63%          N/A             -44.48%
Morgan Stanley VIS Limited Duration - Class Y                                   1.77%           N/A              2.61%
Morgan Stanley VIS Money Market - Class Y                                      -0.91%          1.98%             2.12%
Morgan Stanley VIS Pacific Growth - Class Y                                    -25.19%        -13.23%           -13.39%
Morgan Stanley VIS Quality Income Plus - Class Y                                3.21%          3.65%             4.80%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -24.31%          N/A             -6.06%
Morgan Stanley VIS Strategist - Class Y                                        -11.95%         1.89%             5.01%
Morgan Stanley VIS Utilities - Class Y                                         -24.72%        -5.92%             2.26%
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.60%          N/A             -1.22%
Putnam VT Growth and Income - Class IB                                         -20.69%        -2.79%             6.56%
Putnam VT International Equity - Class IB                                      -19.39%         0.41%             2.56%
Putnam VT Investors - Class IB                                                 -25.50%          N/A             -9.06%
Putnam VT Voyager - Class IB                                                   -28.12%        -3.21%             6.49%
Van Kampen LIT Aggressive Growth, Class II                                     -34.02%          N/A             -42.08%
Van Kampen LIT Comstock, Class II                                              -21.13%          N/A             -3.19%
Van Kampen LIT Emerging Growth, Class II                                       -34.15%         1.07%             6.92%
Van Kampen LIT Growth and Income, Class II                                     -16.50%         3.01%             5.49%



Add the following tables to Appendix A--Adjusted Historical Total Returns Method
2:

Adjusted Historical Total Returns Method 2

(with the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                               -29.88%          N/A             -22.74%
AIM V.I. Capital Appreciation - Series II                                      -31.99%        -4.82%             5.34%
AIM V.I. Premier Equity - Series II                                            -37.86%        -4.75%             5.85%
AllianceBernstein Growth - Class B                                             -35.70%        -7.33%             5.84%
AllianceBernstein Growth and Income - Class B                                  -29.78%         1.19%             9.19%
AllianceBernstein Premier Growth - Class B                                     -38.25%        -3.80%             7.34%
AllianceBernstein Small Cap Value - Class B                                    -14.09%          N/A              -2.67%
Morgan Stanley UIF Emerging Markets Debt, Class II                              0.90%          1.69%             1.40%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -16.81%        -8.01%             -7.07%
Morgan Stanley UIF Equity Growth, Class II                                     -35.49%        -4.68%             0.66%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -38.73%          N/A             -17.64%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -35.64%        -1.10%             4.81%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -8.79%          1.70%             4.19%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -30.34%          N/A              -9.54%
Morgan Stanley VIS Dividend Growth - Class Y                                   -25.80%        -4.45%             5.92%
Morgan Stanley VIS Equity - Class Y                                            -28.97%        -1.63%             8.10%
Morgan Stanley VIS European Growth - Class Y                                   -29.05%        -2.85%             9.10%
Morgan Stanley VIS Global Advantage - Class Y                                  -28.47%          N/A             -12.90%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -20.35%        -1.96%             3.88%
Morgan Stanley VIS High Yield - Class Y                                        -15.07%        -20.72%            -5.86%
Morgan Stanley VIS Income Builder - Class Y                                    -15.65%        -1.74%             1.77%
Morgan Stanley VIS Information - Class Y                                       -50.53%          N/A             -49.39%
Morgan Stanley VIS Limited Duration - Class Y                                  -4.04%           N/A              1.65%
Morgan Stanley VIS Money Market - Class Y                                      -6.73%          1.65%             2.27%
Morgan Stanley VIS Pacific Growth - Class Y                                    -31.06%        -14.04%           -13.32%
Morgan Stanley VIS Quality Income Plus - Class Y                               -2.60%          3.36%             4.96%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -30.18%          N/A              -6.87%
Morgan Stanley VIS Strategist - Class Y                                        -17.78%         1.57%             5.17%
Morgan Stanley VIS Utilities - Class Y                                         -30.58%        -6.45%             2.43%
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.43%          N/A              -1.85%
Putnam VT Growth and Income - Class IB                                         -26.54%        -3.23%             6.74%
Putnam VT International Equity - Class IB                                      -25.24%         0.06%             2.34%
Putnam VT Investors - Class IB                                                 -31.37%          N/A              -9.98%
Putnam VT Voyager - Class IB                                                   -33.99%        -3.65%             6.67%
Van Kampen LIT Aggressive Growth, Class II                                     -39.90%          N/A             -46.82%
Van Kampen LIT Comstock, Class II                                              -26.99%          N/A              -4.35%
Van Kampen LIT Emerging Growth, Class II                                       -40.04%         0.74%             7.09%
Van Kampen LIT Growth and Income, Class II                                     -22.35%         2.71%             5.43%




(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                       10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                               -30.03%          N/A             -22.91%
AIM V.I. Capital Appreciation - Series II                                      -32.14%        -5.02%             5.13%
AIM V.I. Premier Equity - Series II                                            -38.00%        -4.95%             5.64%
AllianceBernstein Growth - Class B                                             -35.85%        -7.52%             5.63%
AllianceBernstein Growth and Income - Class B                                  -29.93%         0.98%             8.97%
AllianceBernstein Premier Growth - Class B                                     -38.38%        -4.00%             7.12%
AllianceBernstein Small Cap Value - Class B                                    -14.27%          N/A              -2.88%
Morgan Stanley UIF Emerging Markets Debt, Class II                              0.69%          1.48%             1.18%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -16.99%        -8.21%             -7.26%
Morgan Stanley UIF Equity Growth, Class II                                     -35.63%        -4.88%             0.45%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -38.86%          N/A             -17.82%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -35.78%        -1.30%             4.60%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -8.99%          1.49%             3.98%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -30.49%          N/A              -9.73%
Morgan Stanley VIS Dividend Growth - Class Y                                   -25.96%        -4.65%             5.71%
Morgan Stanley VIS Equity - Class Y                                            -29.13%        -1.83%             7.88%
Morgan Stanley VIS European Growth - Class Y                                   -29.21%        -3.06%             8.88%
Morgan Stanley VIS Global Advantage - Class Y                                  -28.63%          N/A             -13.09%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -20.53%        -2.16%             3.67%
Morgan Stanley VIS High Yield - Class Y                                        -15.25%        -20.90%            -6.06%
Morgan Stanley VIS Income Builder - Class Y                                    -15.84%        -1.95%             1.56%
Morgan Stanley VIS Information - Class Y                                       -50.65%          N/A             -49.52%
Morgan Stanley VIS Limited Duration - Class Y                                  -4.25%           N/A              1.43%
Morgan Stanley VIS Money Market - Class Y                                      -6.93%          1.44%             2.06%
Morgan Stanley VIS Pacific Growth - Class Y                                    -31.21%        -14.23%           -13.50%
Morgan Stanley VIS Quality Income Plus - Class Y                               -2.81%          3.14%             4.75%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -30.33%          N/A              -7.07%
Morgan Stanley VIS Strategist - Class Y                                        -17.96%         1.36%             4.96%
Morgan Stanley VIS Utilities - Class Y                                         -30.73%        -6.65%             2.22%
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.61%          N/A              -2.06%
Putnam VT Growth and Income - Class IB                                         -26.70%        -3.43%             6.52%
Putnam VT International Equity - Class IB                                      -25.40%        -0.15%             2.13%
Putnam VT Investors - Class IB                                                 -31.52%          N/A             -10.18%
Putnam VT Voyager - Class IB                                                   -34.14%        -3.85%             6.45%
Van Kampen LIT Aggressive Growth, Class II                                     -40.04%          N/A             -46.95%
Van Kampen LIT Comstock, Class II                                              -27.14%          N/A              -4.55%
Van Kampen LIT Emerging Growth, Class II                                       -40.17%         0.53%             6.88%
Van Kampen LIT Growth and Income, Class II                                     -22.52%         2.50%             5.21%



Appendix B-- Allstate Variable Annuity--L Share Contract:


Replace the first paragraph under Appendix B with the following paragraph:

The Allstate Variable Annuity--L Share Contracts were first offered to the public on July 1, 2003. Contracts with the TrueReturn Option were first offered to the public on January 2, 2004. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown


Add the following sentence to the end of the first paragraph under the bulleted section of Appendix B:

Where the TrueReturn Option is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.50% of the Benefit Base on each Contract Anniversary, assuming no additional purchase payments or withdrawals.


Add the following tables to Appendix B--Standardized Total Returns:

(with the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                            1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                                 N/A            N/A             -21.29%
AIM V.I. Capital Appreciation - Series II                                        N/A            N/A             -19.21%
AIM V.I. Premier Equity - Series II                                              N/A            N/A             -18.90%
AllianceBernstein Growth - Class B                                               N/A            N/A               N/A
AllianceBernstein Growth and Income - Class B                                    N/A            N/A               N/A
AllianceBernstein Premier Growth - Class B                                       N/A            N/A               N/A
AllianceBernstein Small Cap Value - Class B                                      N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                               N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                             N/A            N/A               N/A
Morgan Stanley UIF Equity Growth, Class II                                       N/A            N/A               N/A
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                      N/A            N/A               N/A
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                   N/A            N/A               N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                    N/A            N/A               N/A
Morgan Stanley VIS Aggressive Equity - Class Y                                   N/A            N/A               N/A
Morgan Stanley VIS Dividend Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Equity - Class Y                                              N/A            N/A               N/A
Morgan Stanley VIS European Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Global Advantage - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                              N/A            N/A               N/A
Morgan Stanley VIS High Yield - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Income Builder - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Information - Class Y                                         N/A            N/A               N/A
Morgan Stanley VIS Limited Duration - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Money Market - Class Y                                        N/A            N/A               N/A
Morgan Stanley VIS Pacific Growth - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Quality Income Plus - Class Y                                 N/A            N/A               N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                       N/A            N/A               N/A
Morgan Stanley VIS Strategist - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Utilities - Class Y                                           N/A            N/A               N/A
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.94%          N/A             -2.26%
Putnam VT Growth and Income - Class IB                                         -26.01%          N/A             -8.60%
Putnam VT International Equity - Class IB                                      -24.72%          N/A             -15.62%
Putnam VT Investors - Class IB                                                 -30.82%          N/A             -22.49%
Putnam VT Voyager - Class IB                                                   -33.43%          N/A             -20.90%
Van Kampen LIT Aggressive Growth, Class II                                       N/A            N/A               N/A
Van Kampen LIT Comstock, Class II                                                N/A            N/A               N/A
Van Kampen LIT Emerging Growth, Class II                                         N/A            N/A               N/A
Van Kampen LIT Growth and Income, Class II                                       N/A            N/A               N/A




(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                                 N/A            N/A             -21.38%
AIM V.I. Capital Appreciation - Series II                                        N/A            N/A             -19.30%
AIM V.I. Premier Equity - Series II                                              N/A            N/A             -18.99%
AllianceBernstein Growth - Class B                                               N/A            N/A               N/A
AllianceBernstein Growth and Income - Class B                                    N/A            N/A               N/A
AllianceBernstein Premier Growth - Class B                                       N/A            N/A               N/A
AllianceBernstein Small Cap Value - Class B                                      N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                               N/A            N/A               N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                             N/A            N/A               N/A
Morgan Stanley UIF Equity Growth, Class II                                       N/A            N/A               N/A
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                      N/A            N/A               N/A
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                   N/A            N/A               N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                    N/A            N/A               N/A
Morgan Stanley VIS Aggressive Equity - Class Y                                   N/A            N/A               N/A
Morgan Stanley VIS Dividend Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Equity - Class Y                                              N/A            N/A               N/A
Morgan Stanley VIS European Growth - Class Y                                     N/A            N/A               N/A
Morgan Stanley VIS Global Advantage - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                              N/A            N/A               N/A
Morgan Stanley VIS High Yield - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Income Builder - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Information - Class Y                                         N/A            N/A               N/A
Morgan Stanley VIS Limited Duration - Class Y                                    N/A            N/A               N/A
Morgan Stanley VIS Money Market - Class Y                                        N/A            N/A               N/A
Morgan Stanley VIS Pacific Growth - Class Y                                      N/A            N/A               N/A
Morgan Stanley VIS Quality Income Plus - Class Y                                 N/A            N/A               N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                       N/A            N/A               N/A
Morgan Stanley VIS Strategist - Class Y                                          N/A            N/A               N/A
Morgan Stanley VIS Utilities - Class Y                                           N/A            N/A               N/A
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.12%          N/A             -2.46%
Putnam VT Growth and Income - Class IB                                         -26.17%          N/A             -8.79%
Putnam VT International Equity - Class IB                                      -24.88%          N/A             -15.79%
Putnam VT Investors - Class IB                                                 -30.97%          N/A             -22.65%
Putnam VT Voyager - Class IB                                                   -33.58%          N/A             -21.07%
Van Kampen LIT Aggressive Growth, Class II                                       N/A            N/A               N/A
Van Kampen LIT Comstock, Class II                                                N/A            N/A               N/A
Van Kampen LIT Emerging Growth, Class II                                         N/A            N/A               N/A
Van Kampen LIT Growth and Income, Class II                                       N/A            N/A               N/A



Add the following tables to Appendix B--Adjusted Historical Total Returns Method
1:

Adjusted Historical Total Returns Method 1

(with the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                               -24.17%          N/A             -18.10%
AIM V.I. Capital Appreciation - Series II                                      -26.28%        -4.54%             4.96%
AIM V.I. Premier Equity - Series II                                            -32.12%        -4.47%             5.47%
AllianceBernstein Growth - Class B                                             -29.97%        -6.97%             5.46%
AllianceBernstein Growth and Income - Class B                                  -24.07%         1.31%             8.79%
AllianceBernstein Premier Growth - Class B                                     -32.50%        -3.55%             6.94%
AllianceBernstein Small Cap Value - Class B                                    -8.44%           N/A              0.59%
Morgan Stanley UIF Emerging Markets Debt, Class II                              6.49%          1.82%             1.49%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -11.15%        -7.61%            -6.97%
Morgan Stanley UIF Equity Growth, Class II                                     -29.75%        -4.40%             0.71%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -32.98%          N/A             -15.92%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -29.91%        -0.92%             4.77%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -3.17%          1.83%             4.19%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -24.63%          N/A             -8.36%
Morgan Stanley VIS Dividend Growth - Class Y                                   -20.11%        -4.17%             5.54%
Morgan Stanley VIS Equity - Class Y                                            -23.27%        -1.44%             7.70%
Morgan Stanley VIS European Growth - Class Y                                   -23.34%        -2.63%             8.69%
Morgan Stanley VIS Global Advantage - Class Y                                  -22.77%          N/A             -12.00%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -14.68%        -1.75%             3.51%
Morgan Stanley VIS High Yield - Class Y                                        -9.41%         -19.70%           -6.19%
Morgan Stanley VIS Income Builder - Class Y                                    -10.00%        -1.54%             1.80%
Morgan Stanley VIS Information - Class Y                                       -44.74%          N/A             -44.59%
Morgan Stanley VIS Limited Duration - Class Y                                   1.57%           N/A              2.40%
Morgan Stanley VIS Money Market - Class Y                                      -1.11%          1.77%             1.92%
Morgan Stanley VIS Pacific Growth - Class Y                                    -25.34%        -13.41%           -13.57%
Morgan Stanley VIS Quality Income Plus - Class Y                                3.00%          3.44%             4.59%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -24.47%          N/A             -6.25%
Morgan Stanley VIS Strategist - Class Y                                        -12.12%         1.69%             4.79%
Morgan Stanley VIS Utilities - Class Y                                         -24.87%        -6.11%             2.06%
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.78%          N/A             -1.42%
Putnam VT Growth and Income - Class IB                                         -20.85%        -2.99%             6.35%
Putnam VT International Equity - Class IB                                      -19.55%         0.21%             2.35%
Putnam VT Investors - Class IB                                                 -25.65%          N/A             -9.24%
Putnam VT Voyager - Class IB                                                   -28.26%        -3.41%             6.28%
Van Kampen LIT Aggressive Growth, Class II                                     -34.15%          N/A             -42.20%
Van Kampen LIT Comstock, Class II                                              -21.29%          N/A             -3.39%
Van Kampen LIT Emerging Growth, Class II                                       -34.29%         0.86%             6.70%
Van Kampen LIT Growth and Income, Class II                                     -16.67%         2.81%             5.27%




(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                       10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                               -24.32%          N/A             -18.26%
AIM V.I. Capital Appreciation - Series II                                      -26.42%        -4.74%             4.74%
AIM V.I. Premier Equity - Series II                                            -32.25%        -4.67%             5.25%
AllianceBernstein Growth - Class B                                             -30.11%        -7.16%             5.25%
AllianceBernstein Growth and Income - Class B                                  -24.22%         1.11%             8.57%
AllianceBernstein Premier Growth - Class B                                     -32.64%        -3.75%             6.73%
AllianceBernstein Small Cap Value - Class B                                    -8.63%           N/A              0.39%
Morgan Stanley UIF Emerging Markets Debt, Class II                              6.28%          1.62%             1.28%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -11.33%        -7.80%            -7.16%
Morgan Stanley UIF Equity Growth, Class II                                     -29.89%        -4.60%             0.50%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -33.12%          N/A             -16.09%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -30.05%        -1.12%             4.56%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -3.36%          1.63%             3.98%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -24.78%          N/A             -8.55%
Morgan Stanley VIS Dividend Growth - Class Y                                   -20.27%        -4.36%             5.32%
Morgan Stanley VIS Equity - Class Y                                            -23.42%        -1.64%             7.48%
Morgan Stanley VIS European Growth - Class Y                                   -23.50%        -2.82%             8.48%
Morgan Stanley VIS Global Advantage - Class Y                                  -22.92%          N/A             -12.18%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -14.85%        -1.95%             3.30%
Morgan Stanley VIS High Yield - Class Y                                        -9.60%         -19.87%           -6.38%
Morgan Stanley VIS Income Builder - Class Y                                    -10.18%        -1.74%             1.60%
Morgan Stanley VIS Information - Class Y                                       -44.85%          N/A             -44.70%
Morgan Stanley VIS Limited Duration - Class Y                                   1.36%           N/A              2.19%
Morgan Stanley VIS Money Market - Class Y                                      -1.31%          1.57%             1.71%
Morgan Stanley VIS Pacific Growth - Class Y                                    -25.49%        -13.59%           -13.76%
Morgan Stanley VIS Quality Income Plus - Class Y                                2.79%          3.23%             4.38%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -24.62%          N/A             -6.44%
Morgan Stanley VIS Strategist - Class Y                                        -12.30%         1.48%             4.58%
Morgan Stanley VIS Utilities - Class Y                                         -25.02%        -6.31%             1.85%
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.95%          N/A             -1.62%
Putnam VT Growth and Income - Class IB                                         -21.01%        -3.18%             6.13%
Putnam VT International Equity - Class IB                                      -19.71%         0.00%             2.15%
Putnam VT Investors - Class IB                                                 -25.80%          N/A             -9.42%
Putnam VT Voyager - Class IB                                                   -28.41%        -3.60%             6.06%
Van Kampen LIT Aggressive Growth, Class II                                     -34.29%          N/A             -42.32%
Van Kampen LIT Comstock, Class II                                              -21.45%          N/A             -3.59%
Van Kampen LIT Emerging Growth, Class II                                       -34.42%         0.66%             6.49%
Van Kampen LIT Growth and Income, Class II                                     -16.84%         2.60%             5.06%




Add the following tables to Appendix B--Adjusted Historical Total Returns Method
2:

Adjusted Historical Total Returns Method 2

 (with the TrueReturn Option)

                                                                                                      10 Year or Since
Variable Sub-Account                                                          1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                               -29.33%          N/A             -22.38%
AIM V.I. Capital Appreciation - Series II                                      -31.44%        -4.60%             4.92%
AIM V.I. Premier Equity - Series II                                            -37.28%        -4.53%             5.43%
AllianceBernstein Growth - Class B                                             -35.14%        -7.03%             5.42%
AllianceBernstein Growth and Income - Class B                                  -29.24%         1.26%             8.75%
AllianceBernstein Premier Growth - Class B                                     -37.67%        -3.60%             6.91%
AllianceBernstein Small Cap Value - Class B                                    -13.61%          N/A              -2.56%
Morgan Stanley UIF Emerging Markets Debt, Class II                              1.32%          1.75%             1.41%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -16.32%        -7.69%             -7.05%
Morgan Stanley UIF Equity Growth, Class II                                     -34.92%        -4.46%             0.66%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -38.15%          N/A             -16.00%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -35.07%        -0.97%             4.72%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -8.33%          1.76%             4.12%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -29.80%          N/A              -8.43%
Morgan Stanley VIS Dividend Growth - Class Y                                   -25.27%        -4.23%             5.50%
Morgan Stanley VIS Equity - Class Y                                            -28.43%        -1.49%             7.66%
Morgan Stanley VIS European Growth - Class Y                                   -28.51%        -2.68%             8.66%
Morgan Stanley VIS Global Advantage - Class Y                                  -27.93%          N/A             -12.08%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -19.85%        -1.81%             3.46%
Morgan Stanley VIS High Yield - Class Y                                        -14.58%        -19.80%            -6.25%
Morgan Stanley VIS Income Builder - Class Y                                    -15.17%        -1.60%             1.74%
Morgan Stanley VIS Information - Class Y                                       -49.91%          N/A             -48.79%
Morgan Stanley VIS Limited Duration - Class Y                                  -3.60%           N/A              2.33%
Morgan Stanley VIS Money Market - Class Y                                      -6.28%          1.71%             1.85%
Morgan Stanley VIS Pacific Growth - Class Y                                    -30.51%        -13.48%           -13.69%
Morgan Stanley VIS Quality Income Plus - Class Y                               -2.17%          3.38%             4.53%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -29.63%          N/A              -6.32%
Morgan Stanley VIS Strategist - Class Y                                        -17.29%         1.63%             4.74%
Morgan Stanley VIS Utilities - Class Y                                         -30.04%        -6.17%             2.01%
Putnam VT The George Putnam Fund of Boston - Class IB                          -15.94%          N/A              -1.49%
Putnam VT Growth and Income - Class IB                                         -26.01%        -3.05%             6.31%
Putnam VT International Equity - Class IB                                      -24.72%         0.16%             2.30%
Putnam VT Investors - Class IB                                                 -30.82%          N/A              -9.31%
Putnam VT Voyager - Class IB                                                   -33.43%        -3.46%             6.24%
Van Kampen LIT Aggressive Growth, Class II                                     -39.32%          N/A             -46.25%
Van Kampen LIT Comstock, Class II                                              -26.45%          N/A              -3.46%
Van Kampen LIT Emerging Growth, Class II                                       -39.45%         0.82%             6.66%
Van Kampen LIT Growth and Income, Class II                                     -21.84%         2.75%             5.21%



(With the MAV Death Benefit Option and the TrueReturn Option)

                                                                                                     10 Year or Since
Variable Sub-Account                                                          1 Year       5 Year        Inception

AIM V.I. Basic Value - Series II                                               -29.48%          N/A             -22.54%
AIM V.I. Capital Appreciation - Series II                                      -31.59%        -4.79%             4.70%
AIM V.I. Premier Equity - Series II                                            -37.42%        -4.72%             5.21%
AllianceBernstein Growth - Class B                                             -35.28%        -7.22%             5.20%
AllianceBernstein Growth and Income - Class B                                  -29.39%         1.05%             8.53%
AllianceBernstein Premier Growth - Class B                                     -37.80%        -3.80%             6.69%
AllianceBernstein Small Cap Value - Class B                                    -13.79%          N/A              -2.77%
Morgan Stanley UIF Emerging Markets Debt, Class II                              1.11%          1.54%             1.20%
Morgan Stanley UIF Emerging Markets Equity, Class II                           -16.50%        -7.88%             -7.24%
Morgan Stanley UIF Equity Growth, Class II                                     -35.06%        -4.65%             0.46%
Morgan Stanley UIF Equity & Income, Class II                                     N/A            N/A               N/A
Morgan Stanley UIF Global Franchise, Class II                                    N/A            N/A               N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                    -38.28%          N/A             -16.17%
Morgan Stanley UIF Small Company Growth, Class II                                N/A            N/A               N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                                 -35.22%        -1.17%             4.51%
Morgan Stanley UIF U.S. Real Estate, Class II                                  -8.53%          1.56%             3.91%
Morgan Stanley VIS Aggressive Equity - Class Y                                 -29.95%          N/A              -8.61%
Morgan Stanley VIS Dividend Growth - Class Y                                   -25.43%        -4.43%             5.28%
Morgan Stanley VIS Equity - Class Y                                            -28.59%        -1.69%             7.45%
Morgan Stanley VIS European Growth - Class Y                                   -28.67%        -2.88%             8.44%
Morgan Stanley VIS Global Advantage - Class Y                                  -28.09%          N/A             -12.26%
Morgan Stanley VIS Global Dividend Growth - Class Y                            -20.02%        -2.01%             3.25%
Morgan Stanley VIS High Yield - Class Y                                        -14.76%        -19.97%            -6.45%
Morgan Stanley VIS Income Builder - Class Y                                    -15.35%        -1.80%             1.54%
Morgan Stanley VIS Information - Class Y                                       -50.02%          N/A             -48.91%
Morgan Stanley VIS Limited Duration - Class Y                                  -3.80%           N/A              2.12%
Morgan Stanley VIS Money Market - Class Y                                      -6.47%          1.50%             1.64%
Morgan Stanley VIS Pacific Growth - Class Y                                    -30.66%        -13.66%           -13.87%
Morgan Stanley VIS Quality Income Plus - Class Y                               -2.37%          3.17%             4.32%
Morgan Stanley VIS S&P 500 Index - Class Y                                     -29.79%          N/A              -6.51%
Morgan Stanley VIS Strategist - Class Y                                        -17.47%         1.43%             4.53%
Morgan Stanley VIS Utilities - Class Y                                         -30.19%        -6.37%             1.80%
Putnam VT The George Putnam Fund of Boston - Class IB                          -16.12%          N/A              -1.69%
Putnam VT Growth and Income - Class IB                                         -26.17%        -3.24%             6.09%
Putnam VT International Equity - Class IB                                      -24.88%        -0.05%             2.10%
Putnam VT Investors - Class IB                                                 -30.97%          N/A              -9.49%
Putnam VT Voyager - Class IB                                                   -33.58%        -3.66%             6.02%
Van Kampen LIT Aggressive Growth, Class II                                     -39.45%          N/A             -46.38%
Van Kampen LIT Comstock, Class II                                              -26.61%          N/A              -3.66%
Van Kampen LIT Emerging Growth, Class II                                       -39.58%         0.62%             6.44%
Van Kampen LIT Growth and Income, Class II                                     -22.01%         2.54%             5.00%



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------------------

(IN THOUSANDS)                                                                          2002            2001            2000
                                                                                    ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $8,269, $5,494, $5,491)                       $     90,869    $    104,068    $    104,316
Contract charges                                                                          50,082          41,241          41,885
Net investment income                                                                    232,967         204,467         176,539
Realized capital gains and losses                                                        (10,172)          2,158          (5,181)
                                                                                    ------------    ------------    ------------
                                                                                         363,746         351,934         317,559
                                                                                    ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $2,987, $2,269, $715)                178,163         185,449         178,960
Interest credited to contractholder funds                                                 87,555          73,956          54,339
Amortization of deferred policy acquisition costs                                         23,535           7,187          13,744
Operating costs and expenses                                                              37,339          31,266          23,985
                                                                                    ------------    ------------    ------------
                                                                                         326,592         297,858         271,028
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE                                                         37,154          54,076          46,531
Income tax expense                                                                        12,975          18,517          15,616
                                                                                    ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                         24,179          35,559          30,915
                                                                                    ------------    ------------    ------------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                       -            (147)              -
                                                                                    ------------    ------------    ------------
NET INCOME                                                                                24,179          35,412          30,915
                                                                                    ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                         50,660             753          88,008
                                                                                    ------------    ------------    ------------
COMPREHENSIVE INCOME                                                                $     74,839    $     36,165    $    118,923
                                                                                    ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                           ------------------------------

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                          2002             2001
                                                                                           -------------    -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $3,283,274 and $2,678,265)       $   3,736,416    $   2,894,461
   Mortgage loans                                                                                323,142          242,727
   Short-term                                                                                    104,200           57,507
   Policy loans                                                                                   33,758           33,160
                                                                                           -------------    -------------
      Total investments                                                                        4,197,516        3,227,855

Cash                                                                                              21,686            7,375
Deferred policy acquisition costs                                                                166,925          156,615
Accrued investment income                                                                         42,197           33,601
Reinsurance recoverables                                                                           2,146            2,327
Current income taxes receivable                                                                      914                -
Other assets                                                                                      10,244           13,800
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL ASSETS                                                                       $   4,978,832    $   4,044,230
                                                                                           =============    =============

LIABILITIES
Reserve for life-contingent contract benefits                                              $   1,556,627    $   1,307,289
Contractholder funds                                                                           2,051,429        1,438,640
Current income taxes payable                                                                           -            6,049
Deferred income taxes                                                                             94,771           64,612
Other liabilities and accrued expenses                                                           188,371          164,399
Payable to affiliates, net                                                                         5,471              427
Reinsurance payable to parent                                                                      1,144            1,181
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL LIABILITIES                                                                      4,435,017        3,585,254
                                                                                           -------------    -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                             2,500            2,500
Additional capital paid-in                                                                        55,787           45,787
Retained income                                                                                  315,873          291,694
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                       169,655          118,995
                                                                                           -------------    -------------
        Total accumulated other comprehensive income                                             169,655          118,995
                                                                                           -------------    -------------
        TOTAL SHAREHOLDER'S EQUITY                                                               543,815          458,976
                                                                                           -------------    -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                         $   4,978,832    $   4,044,230
                                                                                           =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                       DECEMBER 31,
                                                                      ----------------------------------------------
(IN THOUSANDS)                                                            2002            2001             2000
                                                                      -------------   -------------    -------------
COMMON STOCK                                                          $       2,500   $       2,500    $       2,500
                                                                      -------------   -------------    -------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                                   45,787          45,787           45,787
Capital contribution                                                         10,000               -                -
                                                                      -------------   -------------    -------------
Balance, end of year                                                         55,787          45,787           45,787
                                                                      -------------   -------------    -------------

RETAINED INCOME
Balance, beginning of year                                                  291,694         256,282          225,367
Net income                                                                   24,179          35,412           30,915
                                                                      -------------   -------------    -------------
Balance, end of year                                                        315,873         291,694          256,282
                                                                      -------------   -------------    -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                  118,995         118,242           30,234
Change in unrealized net capital gains and losses                            50,660             753           88,008
                                                                      -------------   -------------    -------------
Balance, end of year                                                        169,655         118,995          118,242
                                                                      -------------   -------------    -------------

TOTAL SHAREHOLDER'S EQUITY                                            $     543,815   $     458,976    $     422,811
                                                                      =============   =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------------

(IN THOUSANDS)                                                                             2002            2001          2000
                                                                                      --------------   -----------  --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       24,179   $    35,412  $       30,915
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                                   (48,233)      (50,375)        (45,051)
     Realized capital gains and losses                                                        10,172        (2,158)          5,181
     Cumulative effect of change in accounting for derivative financial instruments                -           147               -
     Interest credited to contractholder funds                                                87,555        73,956          54,339
     Changes in:
         Life-contingent contract benefits and contractholder funds                           48,192        67,917          73,191
         Deferred policy acquisition costs                                                   (33,316)      (44,007)        (25,303)
         Income taxes                                                                         (4,083)        5,429           4,305
         Other operating assets and liabilities                                                4,352       (14,095)        (11,916)
                                                                                      --------------   -----------  --------------
             Net cash provided by operating activities                                        88,818        72,226          85,661
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                               242,113       231,977         164,125
Investment collections
     Fixed income securities                                                                 215,774        94,121          42,449
     Mortgage loans                                                                           17,012        15,460          15,681
Investments purchases
     Fixed income securities                                                              (1,039,671)     (650,545)       (516,908)
     Mortgage loans                                                                          (97,076)      (50,200)        (55,914)
Change in short-term investments, net                                                        (13,972)       10,361          16,139
Change in other investments, net                                                               1,526             -               -
Change in policy loans, net                                                                     (598)       (1,388)           (663)
                                                                                      --------------   -----------  --------------
             Net cash used in investing activities                                          (674,892)     (350,214)       (335,091)
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                          10,000             -               -
Contractholder fund deposits                                                                 760,116       474,849         408,711
Contractholder fund withdrawals                                                             (169,731)     (191,648)       (158,254)
                                                                                      --------------   -----------  --------------
             Net cash provided by financing activities                                       600,385       283,201         250,457
                                                                                      --------------   -----------  --------------

NET INCREASE IN CASH                                                                          14,311         5,213           1,027
CASH AT BEGINNING OF YEAR                                                                      7,375         2,162           1,135
                                                                                      --------------   -----------  --------------
CASH AT END OF YEAR                                                                   $       21,686   $     7,375  $        2,162
                                                                                      ==============   ===========  ==============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. Non-cash transactions of $256 thousand have been excluded from investment purchases and sales for 2001 on the Statements of Cash Flows to conform to current period presentation. There were no exchanges or modifications in 2001 or 2000 and no non-cash transactions in 2000.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions in the state of New York through exclusive Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's products include term life insurance; whole life and universal life insurance; annuities such as fixed annuities, market value adjusted annuities and treasury-linked annuities; variable annuities; immediate annuities; and other protection products such as accidental death and hospital indemnity. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and are classified as available for sale. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values are reported as a component of Other comprehensive income net of deferred taxes, certain life and annuity deferred policy acquisition costs and certain reserves for life-contingent benefits and are reclassified to Net income only when supported by the consummation of a transaction with an unrelated third party, or when declines in fair values are deemed other than temporary. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections on the Statements of Cash Flows.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest that is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations and Comprehensive Income.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 3). Derivatives are accounted for on a fair value basis, and reported as Other assets or Other liabilities and accrued expenses, as appropriate. Beginning in January 2001, hedge accounting is not applied to the strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts and the re-investment risk related transfer reinsurance agreement are recognized in Realized capital gains and losses during the period on a current basis.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life insurance contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as Contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as Contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
     The Company establishes a deferred asset for certain costs that vary with and are primarily related to acquiring business. These costs, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

revenue, as well as to all other aspects of the DAC and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the contracts.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life insurance, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality, including guaranteed minimum death and income benefits, investment margin, including realized capital gains and losses, and contract administration, surrender and other contract charges less maintenance expenses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption for account values of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life insurance, variable annuities and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is reflected as a component of Amortization of deferred policy acquisitions costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

     The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS No. 133. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value, and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

changes in the fair value of the treaty are recognized in Realized capital gains and losses. Premiums paid to ALIC are included in Operating costs and expenses (See Note 3).

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense risk charges reflected as Contract charges. Deposits to the Separate Accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
   The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, are computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Mortality, morbidity and termination assumptions are based on Company and industry experience prevailing at the time of issue, and expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Future investment yield assumptions are determined at the time of issue based upon prevailing investment yields as well as forecasted reinvestment yields. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserve is recorded as a reduction in Unrealized net capital gains and losses included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The Company has no reinsurance arrangements that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks and to reduce re-investment related risk on its structured settlement annuity business. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8). Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity reserve balance, which was $1.75 billion at December 31, 2002. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. During 2002, the Company ceded premium to ALIC of $2.4 million related to structured settlement annuities that is included in Operating costs and expenses.

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.8 million, $23.7 million and $16.2 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $7.5 million, $4.9 million and $4.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2002, 2001 and 2000, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC") for cases issued prior to July 1, 2001 and to Allstate Assignment Company ("AAC") for cases issued after July 1, 2001. Both are subsidiaries of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments to annuitants.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities covered by the surety bonds were $1.43 billion and $1.40 billion at December 31, 2002 and 2001, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $34.9 million, $26.6 million and $15.6 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business and are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million, $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2002, 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended December 31, 2002 and 2001, respectively. The Company did not earn administration fees in 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand, $855 thousand and $549 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

INCOME TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (See note 10).

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                   AMORTIZED      --------------------------------        FAIR
                                                     COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $     431,768    $      176,323    $            -    $      608,091
Municipal                                              119,041             7,135               (20)          126,156
Corporate                                            1,894,805           208,475           (25,384)        2,077,896
Foreign government                                     187,833            54,381                 -           242,214
Mortgage-backed securities                             594,087            30,185            (1,010)          623,262
Asset-backed securities                                 55,740             3,058                (1)           58,797
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   3,283,274    $      479,557    $      (26,415)   $    3,736,416
                                                 =============    ==============    ==============    ==============

AT DECEMBER 31, 2001
U.S. government and agencies                     $     419,492    $       96,208    $         (517)   $      515,183
Municipal                                              150,543             3,695               (47)          154,191
Corporate                                            1,467,636            96,973           (18,492)        1,546,117
Foreign government                                     160,115            21,710               (16)          181,809
Mortgage-backed securities                             425,635            16,737              (228)          442,144
Asset-backed securities                                 54,844             1,081              (908)           55,017
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   2,678,265    $      236,404    $      (20,208)   $    2,894,461
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED             FAIR
(IN THOUSANDS)                                                        COST                VALUE
                                                                 ----------------    ----------------
Due in one year or less                                          $         27,257    $         27,695
Due after one year through five years                                     360,767             385,498
Due after five years through ten years                                    804,754             873,129
Due after ten years                                                     1,440,669           1,768,035
                                                                 ----------------    ----------------
                                                                        2,633,447           3,054,357
Mortgage- and asset-backed securities                                     649,827             682,059
                                                                 ----------------    ----------------
  Total                                                          $      3,283,274    $      3,736,416
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------
                                                                        2002             2001             2000
                                                                    --------------   --------------   --------------
Fixed income securities                                             $      214,920   $      189,793   $      160,919
Mortgage loans                                                              20,336           16,677           14,899
Other                                                                        4,501            6,762            5,829
                                                                    --------------   --------------   --------------
    Investment income, before expense                                      239,757          213,232          181,647
    Investment expense                                                       6,790            8,765            5,108
                                                                    --------------   --------------   --------------
    Net investment income                                           $      232,967   $      204,467 $        176,539
                                                                    ==============   ==============   ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                         2002             2001              2000
                                                                    -------------     ------------     -------------
Fixed income securities                                             $     (11,886)    $      1,514     $      (5,820)
Mortgage loans                                                                419              166               697
Other                                                                       1,295              478               (58)
                                                                    -------------     ------------     -------------
   Realized capital gains and losses                                      (10,172)           2,158            (5,181)
   Income taxes                                                             3,677             (764)            1,866
                                                                    -------------     ------------     -------------
   Realized capital gains and losses, after-tax                     $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002             2001              2000
                                                                    -------------     ------------     -------------
Investment write-downs                                              $     (15,760)    $     (1,371)    $      (3,789)
Sales
     Fixed income securities                                                3,874            2,885            (2,031)
     Other                                                                  1,499              478               (58)
                                                                    -------------     ------------     -------------
     Total sales                                                            5,373            3,363            (2,089)

Valuation of derivative instruments                                          (204)              -                -
Realized capital gains and losses on other securities                         419              166               697
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                    (10,172)           2,158            (5,181)
     Income taxes                                                           3,677             (764)            1,866
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                   $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Excluding calls and prepayments, gross gains of $11.7 million, $7.4 million and $3.0 million and gross losses of $7.8 million, $4.5 million and $5.0 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2002 are as follows:

(IN THOUSANDS)                                                               GROSS UNREALIZED
                                                            FAIR       -----------------------------    UNREALIZED
                                                            VALUE         GAINS           LOSSES         NET GAINS
                                                         ------------  -------------    ------------  --------------
Fixed income securities                                  $  3,736,416  $     479,557    $    (26,415) $      453,142
                                                         ============  =============    ============
Deferred income taxes, deferred policy acquisition
   costs and other                                                                                          (283,487)
                                                                                                      --------------
Unrealized net capital gains and losses                                                               $      169,655
                                                                                                      ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                          --------------------------------------------------
                                                                               2002              2001              2000
                                                                          --------------    --------------    --------------
Fixed income securities                                                   $      236,946    $          151    $      161,716
Deferred income taxes, deferred policy acquisition costs and other              (186,286)              602           (73,708)
                                                                          --------------    --------------    --------------
   Increase in unrealized net capital gains and losses                    $       50,660    $          753    $       88,008
                                                                          ==============    ==============    ==============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $15.8 million, $1.3 million and $3.1 million in 2002, 2001 and 2000, respectively.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2002 or 2001.

     There were no valuation allowance balances at December 31, 2002 or 2001. The valuation allowance for mortgage loans at December 31, 2000 was $119 thousand. Net reductions to the mortgage loan valuation allowances were $119 thousand and $481 thousand for the years ended December 31, 2001 and 2000, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds that represents 3.4% of the Company's fixed income security portfolio. Except for the following states, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of municipal bond portfolio carrying value)                   2002          2001
                                                               --------     ---------
     California                                                   21.0%         15.0%
     Texas                                                        20.3             -
     Pennsylvania                                                 11.7          12.8
     Ohio                                                         10.0           7.2
     Delaware                                                      8.9             -
     Illinois                                                        -          10.8
     Missouri                                                        -           8.6
     Florida                                                         -           8.2
     Alaska                                                          -           6.5
     Mississippi                                                     -           6.4
     Utah                                                            -           5.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     California                                                   20.8%         24.9%
     New York                                                     18.3          22.1
     Illinois                                                     17.7          14.3
     New Jersey                                                   14.4          17.8
     Pennsylvania                                                 12.5          13.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     Office buildings                                              23.3%         26.9%
     Retail                                                        28.2          25.5
     Warehouse                                                     17.7          19.5
     Apartment complex                                             19.8          18.4
     Industrial                                                     2.9           3.9
     Other                                                          8.1           5.8
                                                               --------     ---------
                                                                  100.0%        100.0%
                                                               ========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, are as follows:

                                NUMBER OF LOANS         CARRYING VALUE       PERCENT
                             ---------------------   --------------------   ----------
                                                       (IN THOUSANDS)
           2003                       -              $                  -            -%
           2004                       1                               911          0.3
           2005                       2                             6,238          1.9
           2006                       5                            29,615          9.2
           2007                       5                            15,320          4.7
           Thereafter                 65                          271,058         83.9
                             ---------------------   --------------------   ----------
                  Total               78             $            323,142        100.0%
                             =====================   ====================   ==========

     In 2002, $763 thousand of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, such as large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $160.0 million and $140.3 million, respectively, have been loaned under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $370 thousand, $572 thousand and $109 thousand, for the years ending December 31, 2002, 2001 and 2000, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2002, fixed income securities with a carrying value of $2.3 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS
     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                                                 2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
                                                      VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $   3,736,416     $   3,736,416     $   2,894,461    $   2,894,461
Mortgage loans                                          323,142           355,578           242,727          247,670
Short-term investments                                  104,200           104,200            57,507           57,507
Policy loans                                             33,758            33,758            33,160           33,160
Separate Accounts                                       537,204           537,204           602,657          602,657

     The fair value of publicly traded fixed income securities is based on independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on independent market quotations.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                                   2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
                                                        VALUE             VALUE           VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   1,778,022     $  2,026,492    $  1,173,357     $  1,155,665
Separate Accounts                                          537,204          537,204         602,657          602,657

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried in the Statements of Financial Position at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company pledged securities with a fair value of $176 thousand as collateral at December 31, 2002.

     The fair value of the re-investment related risk transfer reinsurance agreement is based on valuation models which utilize independent third party data as inputs.

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                            CARRYING
                                         NOTIONAL         CREDIT           FAIR               VALUE
(IN THOUSANDS)                            AMOUNT         EXPOSURE          VALUE          (LIABILITIES)
                                       ------------    ------------     -----------       -------------
AT DECEMBER 31, 2002
Financial futures contracts            $      6,000    $          -     $       (26)      $         (26)
Structured settlement annuity
 reinsurance agreement                            -               -            (209)               (209)

     At December 31, 2001, the Company did not hold any derivative financial instruments.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, 2002 is presented below. There were no off-balance-sheet financial instruments at December 31, 2001.

                                                                     CONTRACTUAL
                                                                        AMOUNT             FAIR VALUE
                                                                  -------------------   -----------------
(IN THOUSANDS)
Commitments to purchase private placement securities              $             2,500   $               -
Commitments to extend mortgage loans                                           11,500                 115

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Immediate annuities:
   Structured settlement annuities                                  $   1,471,278    $   1,224,391
   Other immediate annuities                                                5,334            5,079
Traditional life                                                           77,504           75,082
Other                                                                       2,511            2,737
                                                                    -------------    -------------
   Total Reserve for life-contingent contract benefits              $   1,556,627    $   1,307,289
                                                                    =============    =============

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

        PRODUCT                         MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement        U.S. population with projected      Interest rate            Present value of
annuities                    calendar year improvements; age     assumptions range        contractually specified
                             rated up for impaired lives         from 5.7% to 9.5%        future benefits
                             grading to standard

Other immediate              1983 group annuity mortality        Interest rate            Present value of expected
annuities                    table                               assumptions range        future benefits based on
                                                                 from 3.0% to 11.5%       historical experience

Traditional life             Actual Company experience plus      Interest rate            Net level premium reserve
                             loading                             assumptions range        method using the
                                                                 from 4.0% to 8.0%        Company's withdrawal
                                                                                          experience rates

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established and have been recorded for certain immediate annuities with life contingencies. A liability of $149.5 million and $13.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, Contractholder funds consist of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Interest-sensitive life                                             $     275,360    $     256,462
Investment contracts:
   Immediate annuities                                                    448,402          440,788
   Fixed annuities                                                      1,327,667          741,390
                                                                    -------------    -------------
   Total Contractholder funds                                       $   2,051,429    $   1,438,640
                                                                    =============    =============

     Contractholder funds activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Balance, beginning of year                                          $   1,438,640    $   1,109,181
   Deposits                                                               759,378          474,849
   Surrenders and withdrawals                                            (116,485)         (92,039)
   Death benefits                                                         (17,257)         (10,623)
   Interest credited to contractholder funds                               87,555           73,956
   Transfers (to) from Separate Accounts                                  (35,981)         (88,986)
   Other adjustments                                                      (64,421)         (27,698)
                                                                    -------------    -------------
Balance, end of year                                                $   2,051,429    $   1,438,640
                                                                    =============    =============

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life           Interest rates credited range       Either a percentage of account balance or
insurance                         from 5.0% to 6.3%                   dollar amount grading off generally over 20
                                                                      years

Fixed annuities                   Interest rates credited range       Either a declining or a level percentage
                                  from 2.4% to 9.8% for               charge generally over nine years or less.
                                  immediate annuities and 3.2%        Additionally, approximately 0.8% of deferred
                                  to 7.2% for deferred annuities      annuities are subject to a market value
                                                                      adjustment

Other investment contracts        Interest rates credited range       Not applicable
                                  from 1.5% to 2.0%

7.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2002 and 2001 are as follows:

(IN THOUSANDS)                                                    2002                 2001
                                                             ----------------     ----------------
Balance, beginning of year                                   $        156,615     $        124,601
   Acquisition costs deferred                                          56,852               51,194
   Amortization charged to income                                     (23,535)              (7,187)
   Effect of unrealized gains and losses                              (23,007)             (11,993)
                                                             ----------------     ----------------
Balance, end of year                                         $        166,925     $        156,615
                                                             ================     ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes a closed block of variable annuity business from an unaffiliated insurance company.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of eight unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.) The effects of reinsurance on premiums and contract charges for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                              $     148,749     $    150,163     $     150,498
Assumed - non-affiliate                                                       471              640             1,194
Ceded
  Affiliate                                                                (7,057)          (4,617)           (4,621)
  Non-affiliate                                                            (1,212)            (877)             (870)
                                                                    -------------     ------------     -------------
    Premiums and contract charges, net of reinsurance               $     140,951     $    145,309     $     146,201
                                                                    =============     ============     =============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER
 FUNDS
Direct                                                              $     268,620     $    261,504     $     234,053
Assumed - non-affiliate                                                        85              170               (39)
Ceded
  Affiliate                                                                  (901)            (945)             (492)
  Non-affiliate                                                            (2,086)          (1,324)             (223)
                                                                    -------------     ------------     -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                    $     265,718     $    259,405     $     233,299
                                                                    =============     ============     =============

     Included in reinsurance recoverables at December 31, 2002 and 2001 are the net amounts owed to ALIC of $588 thousand and $890 thousand, respectively. The table above excludes $2.4 million of premiums ceded to ALIC during 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 3).

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                             2002               2001
                                                        --------------     --------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                               $       48,386     $       51,989
Discontinued operations                                            345                366
Premium installment receivable                                   1,955                  -
Other assets                                                     1,174              1,046
Other postretirement benefits                                        -                261
                                                        --------------     --------------

      Total deferred assets                                     51,860             53,662
                                                        --------------     --------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                              (53,156)           (44,950)
Unrealized net capital gains                                   (91,353)           (64,074)
Difference in tax bases of investments                          (1,348)            (6,980)
Prepaid commission expense                                        (504)              (561)
Other liabilities                                                 (270)            (1,709)
                                                        --------------     --------------

      Total deferred liabilities                              (146,631)          (118,274)
                                                        --------------     --------------

      Net deferred liability                            $      (94,771)    $      (64,612)
                                                        ==============     ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31 are as follows:

(IN THOUSANDS)                                           2002            2001             2000
                                                     -----------     ------------     ------------
Current                                              $    10,095     $      7,412     $     12,901
Deferred                                                   2,880           11,105            2,715
                                                     -----------     ------------     ------------
      Total income tax expense                       $    12,975     $     18,517     $     15,616
                                                     ===========     ============     ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company paid income taxes of $17.1 million, $13.1 million and $11.3 million in 2002, 2001 and 2000, respectively. The Company had a current income tax receivable of $914 thousand at December 31, 2002 and a current income tax liability of $6.0 million at December 31, 2001.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                          2002               2001              2000
                                                     --------------     -------------     -------------
Statutory federal income tax                                   35.0%             35.0%             35.0%
State income tax expense                                        1.2               0.4               1.0
Other                                                          (1.3)             (1.2)             (2.4)
                                                     --------------     -------------     -------------
Effective income tax                                           34.9%             34.2%             33.6%
                                                     ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                    NET INCOME                       SHAREHOLDER'S EQUITY
                                                      ----------------------------------------    ---------------------------
(IN THOUSANDS)                                           2002           2001           2000           2002           2001
                                                      ----------     ----------    -----------    -----------    ------------
Balance per GAAP                                      $   24,179     $   35,412    $    30,915    $   543,815    $    458,976
Unrealized gain/loss on fixed income securities                -              -              -       (453,142)       (216,196)
Deferred policy acquisition costs                        (32,295)       (45,834)       (25,528)      (166,925)       (156,615)
Deferred income taxes                                      5,169          7,490          2,177        131,616          64,612
Employee benefits                                            509           (372)           (92)           184            (441)
Reserves and non-admitted assets                             126         15,060         18,551        205,935          94,412
Separate Accounts                                              -              -              -          4,515             474
Other                                                      3,489           (921)            65          4,421             (95)
                                                      ----------     ----------    -----------    -----------    ------------
Balance per statutory accounting practices            $    1,177     $   10,835    $    26,088    $   270,419    $    245,127
                                                      ==========     ==========    ===========    ===========    ============

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York has recently adopted Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which is effective for statutory-basis financial statements filed as of December

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the New York State Insurance Department is $16.3 million. In the twelve-month period beginning January 1, 2002, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $518 thousand for the pension plans in 2002. The allocated benefit to the Company included in net income was $87 thousand and $62 thousand for the pension plans in 2001 and 2000, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $439 thousand, $304 thousand and $80 thousand for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLAN
     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $374 thousand and $198 thousand in 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

                                                                         2002
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                         After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:           Pretax           Tax              tax
                                                    -------------  --------------  ----------------
   Unrealized holding gains arising during the
     period                                         $      69,350  $      (24,274) $         45,076
   Less: reclassification adjustments                      (8,590)          3,006            (5,584)
                                                    -------------  --------------  ----------------
   Unrealized net capital gains                            77,940         (27,280)           50,660
                                                    -------------  --------------  ----------------

   Other comprehensive income                       $      77,940  $      (27,280) $         50,660
                                                    =============  ==============  ================

(IN THOUSANDS)

                                                                        2001
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $       1,457  $         (510)  $            947
   Less: reclassification adjustments                         299            (105)               194
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                             1,158            (405)               753
                                                    -------------  --------------   ----------------
   Net losses on derivative financial
     instruments arising during the period                    (51)             18                (33)

   Less: reclassification adjustments for
     derivative financial instruments                         (51)             18                (33)
                                                    -------------  --------------   ----------------
   Net losses on derivative financial instruments               -               -                  -
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $       1,158  $         (405)  $            753
                                                    =============  ==============   ================

(IN THOUSANDS)

                                                                        2000
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $     129,754  $      (45,414)  $         84,340
   Less: reclassification adjustments                      (5,643)          1,975             (3,668)
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                           135,397         (47,389)            88,008
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $     135,397  $      (47,389)  $         88,008
                                                    =============  ==============   ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2002                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     18,981,787      $     3,404,525      $     15,577,262
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        139,593      $         7,406      $        132,187
     Accident and health                                            9,627                  863                 8,764
                                                         ----------------      ---------------      ----------------
                                                         $        149,220      $         8,269      $        140,951
                                                         ================      ===============      ================

                                                              GROSS                                        NET
YEAR ENDED DECEMBER 31, 2001                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     17,584,475      $     2,189,352      $     15,395,123
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        141,420      $         4,606      $        136,814
     Accident and health                                            9,383                  888                 8,495
                                                         ----------------      ---------------      ----------------
                                                         $        150,803      $         5,494      $        145,309
                                                         ================      ===============      ================

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2000                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     15,916,421      $     1,592,962      $     14,323,459
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        143,550      $         4,706      $        138,844
     Accident and health                                            8,142                  785                 7,357
                                                         ----------------      ---------------      ----------------
                                                         $        151,692      $         5,491      $        146,201
                                                         ================      ===============      ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                   BALANCE AT         CHARGED TO                           BALANCE AT
                                                   BEGINNING          COSTS AND                              END OF
                                                   OF PERIOD           EXPENSES          DEDUCTIONS          PERIOD
                                                 -------------      -------------      -------------     --------------
YEAR ENDED DECEMBER 31, 2002

Allowance for estimated losses
   on mortgage loans                             $           -      $           -      $           -     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2001

Allowance for estimated losses
   on mortgage loans                            $         119      $           -      $         119     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2000

Allowance for estimated losses
   on mortgage loans                             $         600      $           -      $         481     $          119
                                                 =============      =============      =============     ==============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V.I.                                                        AIM V.I.
                                               Aggressive       AIM V.I.       AIM V.I.         AIM V.I.        Capital
                                                 Growth         Balanced       Basic Value      Blue Chip      Appreciation
                                               -----------     -----------     -----------     -----------     ------------
ASSETS
Investments at fair value                      $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               -----------     -----------     -----------     -----------     ------------

   Total assets                                $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

NET ASSETS
Accumulation units                             $ 2,893,582     $ 7,045,563     $ 1,785,384     $ 5,401,195     $  7,411,906
Contracts in payout (annuitization) period              --           7,901              --           5,527            1,785
                                               -----------     -----------     -----------     -----------     ------------

   Total net assets                            $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

FUND SHARE INFORMATION
   Number of shares                                346,122         806,110         223,732       1,029,852          451,229
                                               ===========     ===========     ===========     ===========     ============

   Cost                                        $ 4,664,208     $ 8,979,140     $ 2,122,600     $ 8,171,550     $ 11,956,302
                                               ===========     ===========     ===========     ===========     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V. I.                      AIM V. I.        AIM V. I.       AIM V. I.
                                                 Capital        AIM V. I.         Dent         Diversified        Global
                                               Development    Core Equity     Demographics       Income         Utilities
                                               -----------    ------------    ------------    ------------     ------------
ASSETS
Investments at fair value                      $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               -----------    ------------    ------------    ------------     ------------

   Total assets                                $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

NET ASSETS
Accumulation units                             $   834,742    $ 11,021,643    $  1,200,748    $  3,555,824     $  1,430,035
Contracts in payout (annuitization) period           2,658          44,440              --          13,821               --
                                               -----------    ------------    ------------    ------------     ------------

   Total net assets                            $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

FUND SHARE INFORMATION
   Number of shares                                 89,180         651,329         316,820         415,075          146,972
                                               ===========    ============    ============    ============     ============

   Cost                                        $ 1,118,528    $ 15,553,827    $  2,443,366    $  4,083,779     $  2,558,777
                                               ===========    ============    ============    ============     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------------

                                                 AIM V. I.                                      AIM V. I.         AIM V. I.
                                                Government      AIM V. I.     AIM V. I. High  International        Mid Cap
                                                Securities       Growth           Yield          Growth          Core Equity
                                               -----------    ------------    --------------  -------------      -----------
ASSETS
Investments at fair value                      $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               -----------    ------------    -------------   -------------      -----------

   Total assets                                $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

NET ASSETS
Accumulation units                             $ 9,278,126    $  4,863,514    $     938,757   $   3,736,288      $   579,088
Contracts in payout (annuitization) period              --          30,639               --              --               --
                                               -----------    ------------    -------------   -------------      -----------

   Total net assets                            $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

FUND SHARE INFORMATION
   Number of shares                                748,236         433,111          187,751         299,142           60,765
                                               ===========    ============    =============   =============      ===========

   Cost                                        $ 8,816,387    $ 10,292,884    $   1,111,844   $   5,830,891      $   651,239
                                               ===========    ============    =============   =============      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                 AIM Variable Insurance
                                                AIM Variable Insurance Funds Sub-Accounts      Funds Series II Sub-Accounts
                                             ----------------------------------------------   ------------------------------

                                                                                                AIM V. I.
                                               AIM V. I.       AIM V. I.         AIM V. I.     Aggressive       AIM V. I.
                                             Money Market     New Technology  Premier Equity    Growth II      Balanced II
                                             --------------   --------------  --------------  -------------   --------------
ASSETS
Investments at fair value                    $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             --------------   --------------  --------------  -------------   --------------

   Total assets                              $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

NET ASSETS
Accumulation units                           $    4,670,018   $     791,390   $   15,290,311  $       2,963   $       69,650
Contracts in payout (annuitization) period               --              --           29,553             --               --
                                             --------------   --------------  --------------  -------------   --------------

   Total net assets                          $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

FUND SHARE INFORMATION
   Number of shares                               4,670,018         342,593          944,505            355            7,978
                                             ==============   ==============  ==============  =============   ==============

   Cost                                      $    4,670,018   $   3,442,891   $   25,104,405  $       3,008   $       71,605
                                             ==============   ==============  ==============  =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                                  AIM V. I.        AIM V. I.
                                                AIM V. I.       AIM V. I.         Capital           Capital        AIM V. I.
                                             Basic Value II   Blue Chip II    Appreciation II   Development II  Core Equity II
                                             --------------   -------------   ---------------   --------------  --------------
ASSETS
Investments at fair value                    $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             --------------   -------------   ---------------   --------------  --------------

   Total assets                              $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

NET ASSETS
Accumulation units                           $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
Contracts in payout (annuitization) period               --              --                --               --              --
                                             --------------   -------------   ---------------   --------------  --------------

   Total net assets                          $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   8,969           6,757               280              322           1,588
                                             ==============   =============   ===============   ==============  ==============

   Cost                                      $       71,659   $      36,668   $         4,746   $        3,064  $       26,209
                                             ==============   =============   ===============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                                  Dent         Diversified       Global        Government        AIM V. I.
                                             Demographics II    Income II      Utilities II   Securities II     Growth II
                                             ---------------  -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ---------------  -------------   -------------   -------------   --------------

   Total assets                              $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

NET ASSETS
Accumulation units                           $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
Contracts in payout (annuitization) period                --             --              --              --               --
                                             ---------------  -------------   -------------   -------------   --------------

   Total net assets                          $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    2,364          5,581           2,285         147,798              678
                                             ===============  =============   =============   =============   ==============

   Cost                                      $         9,313  $      49,448   $      21,787   $   1,815,932   $        7,945
                                             ===============  =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                AIM V. I.       AIM V. I.
                                               AIM V. I.      International   Mid Cap Core       AIM V. I.       AIM V. I. New
                                             High Yield II      Growth II       Equity II     Money Market II   Technology II
                                             --------------   -------------   -------------   ---------------   --------------
ASSETS
Investments at fair value                    $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             --------------   -------------   -------------   ---------------   --------------

   Total assets                              $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

NET ASSETS
Accumulation units                           $       10,904   $       1,865   $      11,213   $       239,154   $           23
Contracts in payout (annuitization) period               --              --              --                --               --
                                             --------------   -------------   -------------   ---------------   --------------

   Total net assets                          $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

FUND SHARE INFORMATION
   Number of shares                                   2,185             150           1,179           239,154               10
                                             ==============   =============   =============   ===============   ==============

   Cost                                      $       10,617   $       1,904   $      11,215   $       239,154   $           25
                                             ==============   =============   =============   ===============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable                                     Dreyfus Socially
                                                Insurance                                         Responsible      Dreyfus Stock
                                             Funds Series II      Delaware Group Premium       Growth Fund, Inc.    Index Fund
                                               Sub-Accounts       Fund, Inc. Sub-Accounts         Sub-Account       Sub-Account
                                             ---------------   -----------------------------   -----------------   --------------

                                                AIM V. I.        Delaware                      Dreyfus Socially
                                                 Premier       VIP GP Small      Delaware         Responsible      Dreyfus Stock
                                                Equity II        Cap Value     VIP GP Trend          Growth         Index Fund
                                             ---------------   -------------   -------------   -----------------   --------------
ASSETS
Investments at fair value                    $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ---------------   -------------   -------------   -----------------   --------------

   Total assets                              $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

NET ASSETS
Accumulation units                           $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
Contracts in payout (annuitization) period               --               --              --                  --               --
                                             ---------------   -------------   -------------   -----------------   --------------

   Total net assets                          $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

FUND SHARE INFORMATION
   Number of shares                                     628           87,613          24,275              10,428          170,183
                                             ===============   =============   =============   =================   ==============

   Cost                                      $       10,466    $   1,675,487   $     547,761   $         303,426   $    4,599,116
                                             ===============   =============   =============   =================   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Fidelity Variable Insurance
                                                 Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                 ----------------------------------------------   ------------------------------

                                                   VIF Capital    VIF Growth &     VIF Money                        VIP Equity-
                                                  Appreciation       Income          Market       VIP Contrafund      Income
                                                 --------------   -------------   -------------   --------------   --------------
ASSETS
Investments at fair value                        $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 --------------   -------------   -------------   --------------   --------------

   Total assets                                  $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

NET ASSETS
Accumulation units                               $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
Contracts in payout (annuitization) period                   --              --              --               --               --
                                                 --------------   -------------   -------------   --------------   --------------

   Total net assets                              $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

FUND SHARE INFORMATION
   Number of shares                                      20,334               5             100           95,111          157,323
                                                 ==============   =============   =============   ==============   ==============

   Cost                                          $      689,136   $          99   $         100   $    1,891,097   $    3,299,221
                                                 ==============   =============   =============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  -------------------------------------------------------------------------------

                                                                     VIP Growth       VIP High          VIP        VIP Investment
                                                    VIP Growth     Opportunities       Income        Index 500       Grade Bond
                                                  --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                         $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  --------------   -------------   -------------   -------------   --------------

   Total assets                                   $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                                $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
Contracts in payout (annuitization) period                    --              --              --              --               --
                                                  --------------   -------------   -------------   -------------   --------------

   Total net assets                               $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                      103,682          25,588          54,236          12,988          127,768
                                                  ==============   =============   =============   =============   ==============

   Cost                                           $    3,189,654   $     371,581   $     327,888   $   1,526,600   $    1,633,186
                                                  ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                       Goldman Sachs
                                                Products Fund              Franklin Templeton Variable          Variable Insurance
                                                Sub-Accounts         Insurance Products Trust Sub-Accounts       Trust Sub-Account
                                              -----------------  ---------------------------------------------  ------------------

                                                                                                   Templeton         VIT CORE
                                                                 Mutual Shares     Templeton        Foreign          Small Cap
                                                 VIP Overseas     Securities     Asset Strategy   Securities          Equity
                                              -----------------  -------------   --------------  -------------  ------------------
ASSETS
Investments at fair value                     $         682,555  $         473   $      226,517  $     773,466  $               86
                                              -----------------  -------------   --------------  -------------  ------------------

   Total assets                               $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

NET ASSETS
Accumulation units                            $         682,555  $         473   $      226,517  $     773,466  $               86
Contracts in payout (annuitization) period                   --             --               --             --                  --
                                              -----------------  -------------   --------------  -------------  ------------------

   Total net assets                           $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

FUND SHARE INFORMATION
   Number of shares                                      62,163             39           15,633         82,109                   9
                                              =================  =============   ==============  =============  ==================

   Cost                                       $         845,277  $         470   $      242,303  $     975,804  $               99
                                              =================  =============   ==============  =============  ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                HSBC Variable                       MFS Variable Insurance
                                                         Insurance Funds Sub-Accounts                 Trust Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash    HSBC VI Fixed      Growth                        MFS Emerging
                                                 Management         Income        & Income         MFS Bond         Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 2,997,902         158,185         273,142         102,274                6
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    2,997,902   $   1,631,302   $   2,368,862   $   1,160,275   $           99
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                Oppenheimer Variable Account
                                                  MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                                 Oppenheimer
                                                  MFS High      MFS Investors      MFS New        Aggressive      Oppenheimer
                                                   Income           Trust         Discovery         Growth            Bond
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    10,392          34,404          35,598          43,917          110,110
                                               ==============   =============   =============   =============   ==============

   Cost                                        $       94,485   $     547,359   $     460,914   $   1,769,117   $    1,207,647
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                 Oppenheimer      Oppenheimer
                                                 Oppenheimer     Oppenheimer     Oppenheimer     Main Street      Main Street
                                                   Capital          Global           High          Growth &        Small Cap
                                                Appreciation      Securities        Income          Income          Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    39,098          30,751          64,064         173,039           59,796
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,334,521   $     675,921   $     514,151   $   3,199,947   $      620,940
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                 Variable
                                                Account Funds
                                                Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                 Oppenheimer     VT American                                     VT The George
                                                  Strategic       Government      VT Capital    VT Diversified    Putnam Fund
                                                    Bond            Income       Appreciation       Income         of Boston
                                               --------------   -------------   -------------   --------------  --------------
ASSETS
Investments at fair value                      $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               --------------   -------------   -------------   --------------  --------------

   Total assets                                $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

NET ASSETS
Accumulation units                             $    2,503,873   $  11,026,092   $     721,879   $    8,726,760  $   10,533,913
Contracts in payout (annuitization) period                 --          20,909              --           30,469          24,378
                                               --------------   -------------   -------------   --------------  --------------

   Total net assets                            $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   547,893         898,130         119,319        1,032,692       1,106,739
                                               ==============   =============   =============   ==============  ==============

   Cost                                        $    2,452,252   $  10,460,893   $     872,562   $    9,050,368  $   11,416,934
                                               ==============   =============   =============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                 VT Global
                                                   Asset          VT Global       VT Growth       VT Growth        VT Health
                                                 Allocation         Equity        and Income    Opportunities      Sciences
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,481,411   $   6,188,369   $  35,378,405   $   2,034,960   $    5,889,521
Contracts in payout (annuitization) period                 --          15,153          19,465           3,454               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   128,706         862,799       1,899,027         546,492          631,923
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,761,891   $  11,359,457   $  45,176,939   $   4,445,200   $    7,864,494
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                                VT International  VT International
                                                VT High                       VT International     Growth and          New
                                                 Yield          VT Income          Growth            Income        Opportunities
                                             --------------   -------------   ----------------  ----------------  ----------------
ASSETS
Investments at fair value                    $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total assets                              $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

NET ASSETS
Accumulation units                           $    4,193,659   $  17,979,650   $     10,980,772  $      2,893,220  $      2,979,925
Contracts in payout (annuitization) period           27,613          29,433             22,891                --                --
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total net assets                          $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

FUND SHARE INFORMATION
   Number of shares                                 598,762       1,397,136          1,089,472           346,493           356,024
                                             ==============   =============   ================  ================  ================

   Cost                                      $    4,914,473   $  17,386,861   $     14,979,625  $      3,581,886  $      4,729,052
                                             ==============   =============   ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                                   VT OTC &
                                                                   VT Money        VT New           VT New         Emerging
                                                VT Investors        Market      Opportunities       Value           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $   13,613,939   $  11,244,787   $   9,637,527   $   5,614,222   $    1,874,010
Contracts in payout (annuitization) period             10,866          84,055          12,851          17,885               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 1,935,342      11,328,842         839,163         515,289          461,579
                                               ==============   =============   =============   =============   ==============

   Cost                                        $   23,174,320   $  11,328,842   $  23,727,554   $   6,588,023   $    5,964,788
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                VT Utilities
                                                                 VT Small Cap       Growth
                                                VT Research         Value        and Income       VT Vista        VT Voyager
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    6,005,266   $   5,601,262   $   3,044,935   $   4,733,997   $   17,917,023
Contracts in payout (annuitization) period                 --          20,008          12,723              --           11,996
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   709,004         462,276         321,183         601,524          859,081
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    8,735,537   $   6,369,796   $   4,786,165   $  10,005,897   $   36,271,535
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                   Putnam
                                               Variable Trust
                                                Sub-Accounts                Scudder Variable Series I Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                                21st Century                                        Capital
                                               VT Voyager II       Growth         Balanced           Bond           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   331,554           1,604           1,149           2,347              359
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,392,148   $       9,960   $      12,427   $      15,819   $        5,230
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder
                                                                                                Variable Series II
                                                   Scudder Variable Series I Sub-Accounts           Sub-Account
                                               ----------------------------------------------   ------------------

                                                  Global          Growth
                                                  Discovery       and Income    International         Growth
                                               --------------   -------------   -------------   ------------------
ASSETS
Investments at fair value                      $        4,300   $      13,350   $       6,819   $            2,559
                                               --------------   -------------   -------------   ------------------

   Total assets                                $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

NET ASSETS
Accumulation units                             $        4,300   $      13,350   $       6,819   $            2,559
Contracts in payout (annuitization) period                 --              --              --                   --
                                               --------------   -------------   -------------   ------------------

   Total net assets                            $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

FUND SHARE INFORMATION
   Number of shares                                       617           1,969           1,046                  172
                                               ==============   =============   =============   ==================

   Cost                                        $        5,237   $      16,896   $      10,344   $            3,902
                                               ==============   =============   =============   ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                               --------------------------------------------------------------

                                                                     LIT
                                                                   Emerging          LIT             LIT
                                                LIT Comstock        Growth        Government     Money Market
                                               --------------   -------------   -------------   -------------
ASSETS
Investments at fair value                      $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               --------------   -------------   -------------   -------------

   Total assets                                $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

NET ASSETS
Accumulation units                             $    1,046,681   $     467,352   $     495,831   $   2,066,190
Contracts in payout (annuitization) period                 --              --              --              --
                                               --------------   -------------   -------------   -------------

   Total net assets                            $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                   115,020          24,482          50,492       2,066,190
                                               ==============   =============   =============   =============

   Cost                                        $    1,233,526   $     670,394   $     479,344   $   2,066,190
                                               ==============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------

                                                   Wells Fargo Variable Trust Sub-Accounts
                                               ----------------------------------------------

                                                 Wells Fargo     Wells Fargo
                                                   VT Asset       VT Equity      Wells Fargo
                                                 Allocation        Income         VT Growth
                                               --------------   -------------   -------------
ASSETS
Investments at fair value                      $      430,561   $     184,021   $     108,060
                                               --------------   -------------   -------------

   Total assets                                $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

NET ASSETS
Accumulation units                             $      430,561   $     184,021   $     108,060
Contracts in payout (annuitization) period                 --              --              --
                                               --------------   -------------   -------------

   Total net assets                            $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                    41,360          14,937          10,361
                                               ==============   =============   =============

   Cost                                        $      478,846   $     214,378   $     126,098
                                               ==============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                                                             AIM V. I.
                                                 Aggressive        AIM V. I.         AIM V. I.         AIM V. I.         Capital
                                                   Growth          Balanced         Basic Value        Blue Chip      Appreciation
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $      193,632    $           22    $           --   $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (39,503)         (82,562)          (16,636)          (68,174)        (107,659)
    Administrative expense                             (3,497)          (7,314)           (1,509)           (6,186)          (8,706)
                                               --------------   --------------    --------------    --------------   --------------

      Net investment income (loss)                    (43,000)         103,756           (18,123)          (74,360)        (116,365)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               994,383        1,457,085           428,955         1,185,166        1,483,601
    Cost of investments sold                        1,493,939        1,780,536           483,565         1,718,060        2,256,286
                                               --------------   --------------    --------------    --------------   --------------

      Realized gains (losses) on fund shares         (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Realized gain distributions                                --               --                --                --               --
                                               --------------   --------------    --------------    --------------   --------------

      Net realized gains (losses)                    (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Change in unrealized gains (losses)                  (441,435)      (1,270,366)         (373,308)       (1,443,205)      (1,745,993)
                                               --------------   --------------    --------------    --------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (940,991)      (1,593,817)         (427,918)       (1,976,099)      (2,518,678)
                                               --------------   --------------    --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (983,991)  $   (1,490,061)   $     (446,041)   $   (2,050,459)  $   (2,635,043)
                                               ==============   ==============    ==============    ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                          AIM V. I.        AIM V. I.         AIM V. I.
                                                   Capital          AIM V. I.          Dent          Diversified         Global
                                                 Development    Core Equity (a)    Demographics         Income          Utilities
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $        40,649   $           --    $      276,412   $       50,485
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (11,352)         (161,981)         (17,326)          (43,845)         (20,360)
    Administrative expense                             (1,028)          (12,994)          (1,548)           (3,576)          (1,693)
                                               --------------   ---------------   --------------    --------------   --------------

      Net investment income (loss)                    (12,380)         (134,326)         (18,874)          228,991           28,432

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               247,195         2,898,709          414,212         1,114,714          501,349
    Cost of investments sold                          303,044         3,890,607          729,592         1,219,851          832,840
                                               --------------   ---------------   --------------    --------------   --------------

      Realized gains (losses) on fund shares          (55,849)         (991,898)        (315,380)         (105,137)        (331,491)

Realized gain distributions                                --                --               --                --                1
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized gains (losses)                     (55,849)         (991,898)        (315,380)         (105,137)        (331,490)

Change in unrealized gains (losses)                  (201,194)       (1,333,528)        (309,254)          (94,362)        (263,760)
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized and unrealized gains
          (losses) on investments                    (257,043)       (2,325,426)        (624,634)         (199,499)        (595,250)
                                               --------------   ---------------   --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (269,423)  $    (2,459,752)  $     (643,508)   $       29,492   $     (566,818)
                                               ==============   ===============   ==============    ==============   ==============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------

                                                AIM V. I.                     AIM V. I.      AIM V. I.      AIM V. I.
                                               Government      AIM V. I.        High       International  Mid Cap Core
                                               Securities       Growth          Yield        Growth (b)    Equity (c)
                                               -----------    -----------    -----------   -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $   174,266    $        --    $        --    $    24,475   $         --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (86,083)       (75,594)       (10,543)       (52,269)        (5,517)
    Administrative expense                          (7,499)        (6,107)          (925)        (4,219)          (468)
                                               -----------    -----------    -----------   -------------  ------------

      Net investment income (loss)                  80,684        (81,701)       (11,468)       (32,013)        (5,985)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          1,869,272      1,135,026        307,158      1,125,550        172,601
    Cost of investments sold                     1,791,350      2,194,214        369,189      1,492,547        187,031
                                               -----------    -----------    -----------   -------------  ------------

      Realized gains (losses) on fund shares        77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Realized gain distributions                             --             --             --             --             --
                                               -----------    -----------    -----------   -------------  ------------

      Net realized gains (losses)                   77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Change in unrealized gains (losses)                448,447     (1,310,865)         3,551       (375,727)       (77,355)
                                               -----------    -----------    -----------   -------------  ------------

      Net realized and unrealized gains
       (losses) on investments                     526,369     (2,370,053)       (58,480)      (742,724)       (91,785)
                                               -----------    -----------    -----------   -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   607,053    $(2,451,754)   $   (69,948)   $  (774,737)  $    (97,770)
                                               ===========    ===========    ===========   =============  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                            AIM Variable Insurance Funds
                                               AIM Variable Insurance Funds Sub-Accounts       Series II Sub-Accounts
                                               -----------------------------------------   ------------------------------

                                                AIM V. I.      AIM V. I.      AIM V. I.      AIM V. I.
                                                  Money           New          Premier       Aggressive      AIM V. I.
                                                 Market        Technology     Equity (d)   Growth II (e)  Balanced II (e)
                                               -----------    -----------    -----------   -------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    58,655    $        --    $    61,886   $         --    $        1,757
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (57,031)       (11,903)      (239,242)            (8)             (182)
    Administrative expense                          (4,871)        (1,066)       (19,297)            (1)              (12)
                                               -----------    -----------    -----------   -------------  ---------------

      Net investment income (loss)                  (3,247)       (12,969)      (196,653)            (9)            1,563

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          3,130,227        317,840      4,075,927         20,840               461
    Cost of investments sold                     3,130,227      1,068,007      6,219,206         20,096               454
                                               -----------    -----------    -----------   -------------  ---------------

      Realized gains (losses) on fund shares            --       (750,167)    (2,143,279)           744                 7

Realized gain distributions                             --              1             --             --                --
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized gains (losses)                       --       (750,166)    (2,143,279)           744                 7

Change in unrealized gains (losses)                     --         63,286     (5,326,623)           (45)           (1,955)
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized and unrealized gains
        (losses) on investments                         --       (686,880)    (7,469,902)           699            (1,948)
                                               -----------    -----------    -----------   -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $    (3,247)   $  (699,849)   $(7,666,555)   $       690    $         (385)
                                               ===========    ===========    ===========   =============  ===============

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Series II Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                AIM V. I.     AIM V. I.        AIM V. I.            AIM V. I.          AIM V. I.
                                                  Basic         Blue            Capital              Capital             Core
                                              Value II (e)   Chip II (e)   Appreciation II (e)   Development II (e)   Equity II (e)
                                              ------------   -----------   -------------------  -------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          1   $        --   $                --  $                --  $           94
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (166)         (102)                   (5)                  (3)            (91)
    Administrative expense                             (12)           (7)                   --                   --              (6)
                                              ------------   -----------   -------------------  -------------------  --------------

      Net investment income (loss)                    (177)         (109)                   (5)                  (3)             (3)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                425           341                     4                    2             647
    Cost of investments sold                           417           333                     4                    2             632
                                              ------------   -----------   -------------------  -------------------  --------------

      Realized gains (losses) on fund shares             8             8                    --                   --              15

Realized gain distributions                             --            --                    --                   --              --
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized gains (losses)                        8             8                    --                   --              15

Change in unrealized gains (losses)                   (270)       (1,260)                 (166)                 (48)            687
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized and unrealized gains
        (losses) on investments                       (262)       (1,252)                 (166)                 (48)            702
                                              ------------   -----------   -------------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $       (439)  $    (1,361)  $              (171) $               (51) $          699
                                              ============   ===========   ===================  ===================  ==============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                               AIM V. I. Dent    AIM V. I.        AIM V. I.         AIM V. I.
                                                Demographics    Diversified         Global          Government         AIM V. I.
                                                      II (e)   Income II (e)   Utilities II (e)  Securities II (e)   Growth II (e)
                                               --------------  -------------   ----------------  -----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --  $       3,482   $            784  $          22,937   $          --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                            (26)          (126)               (49)            (4,673)            (10)
    Administrative expense                                 (2)            (9)                (4)              (333)             (1)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net investment income (loss)                        (28)         3,347                731             17,931             (11)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25            511                328              4,896               8
    Cost of investments sold                               26            511                320              4,865               9
                                               --------------  -------------   ----------------  -----------------   -------------

      Realized gains (losses) on fund shares               (1)            --                  8                 31              (1)

Realized gain distributions                                --             --                 --                 --              --
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized gains (losses)                          (1)            --                  8                 31              (1)

Change in unrealized gains (losses)                      (375)        (1,565)               419              9,371            (304)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (376)        (1,565)               427              9,402            (305)
                                               --------------  -------------   ----------------  -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $         (404) $       1,782   $          1,158  $          27,333   $        (316)
                                               ==============  =============   ================  =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Series II Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                                     AIM V. I.     AIM V. I.       AIM V. I.
                                                   AIM V. I.      International  Mid Cap Core        Money          AIM V. I. New
                                               High Yield II (e)  Growth II (e)  Equity II (e)    Market II (e)   Technology II (e)
                                               -----------------  -------------  -------------   --------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $              --  $          12  $          --   $          326   $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                               (18)            (6)           (27)            (652)                 --
    Administrative expense                                    (1)            --             (2)             (45)                 --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net investment income (loss)                           (19)             6            (29)            (371)                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       16              5             24              808                  --
    Cost of investments sold                                  16              6             25              808                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Realized gains (losses) on fund shares                  --             (1)            (1)              --                  --

Realized gain distributions                                   --             --             --               --                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized gains (losses)                             --             (1)            (1)              --                  --

Change in unrealized gains (losses)                          287            (39)            (2)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized and unrealized gains
        (losses) on investments                              287            (40)            (3)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $             268  $         (34) $         (32)  $         (371)  $              (2)
                                               =================  =============  =============   ==============   =================

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                AIM Variable                                  Dreyfus Socially
                                              Insurance Funds                                    Responsible      Dreyfus Stock
                                                 Series II         Delaware Group Premium     Growth Fund, Inc.    Index Fund
                                               Sub-Accounts        Fund, Inc. Sub-Accounts       Sub-Account       Sub-Account
                                              ---------------   ---------------------------   -----------------   -------------

                                                 AIM V. I.        Delaware                    Dreyfus Socially
                                                  Premier       VIP GP Small     Delaware        Responsible      Dreyfus Stock
                                               Equity II (e)     Cap Value     VIP GP Trend        Growth          Index Fund
                                              ---------------   ------------   ------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            38   $     14,808   $         --   $             518   $      43,069
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                            (25)       (13,399)        (3,710)             (2,458)        (31,396)
    Administrative expense                                 (2)        (1,159)          (321)               (213)         (2,716)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net investment income (loss)                         11            250         (4,031)             (2,153)          8,957

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25         73,540         72,336              36,766          91,867
    Cost of investments sold                               26         74,471         87,799              53,972         117,233
                                              ---------------   ------------   ------------   -----------------   -------------

      Realized gains (losses) on fund shares               (1)          (931)       (15,463)            (17,206)        (25,366)

Realized gain distributions                                --             --             --                  --              --
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized gains (losses)                          (1)          (931)       (15,463)            (17,206)        (25,366)

Change in unrealized gains (losses)                      (308)      (132,583)       (46,702)            (56,834)       (681,992)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (309)      (133,514)       (62,165)            (74,040)       (707,358)
                                              ---------------   ------------   ------------   -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $          (298)  $   (133,264)  $    (66,196)  $         (76,193)  $    (698,401)
                                              ===============   ============   ============   =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity Variable Insurance
                                                Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                ---------------------------------------------   --------------------------------

                                                 VIF Capital    VIF Growth &     VIF Money                          VIP Equity-
                                                Appreciation      Income           Market        VIP Contrafund       Income
                                                ------------   -------------   --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,120   $           1   $           --   $          5,857   $      17,443
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (5,135)             --               --            (14,533)        (23,282)
    Administrative expense                              (444)             --               --             (1,257)         (2,014)
                                                ------------   -------------   --------------   ----------------   -------------

      Net investment income (loss)                     1,541               1               --             (9,933)         (7,853)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               37,632              --                1            142,734         173,664
    Cost of investments sold                          42,325               1                1            155,913         199,257
                                                ------------   -------------   --------------   ----------------   -------------

      Realized gains (losses) on fund shares          (4,693)             (1)              --            (13,179)        (25,593)

Realized gain distributions                               --              --               --                 --          23,742
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized gains (losses)                     (4,693)             (1)              --            (13,179)         (1,851)

Change in unrealized gains (losses)                  (90,603)            (21)              --           (135,782)       (422,608)
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                      (95,296)            (22)              --           (148,961)       (424,459)
                                                ------------   -------------   --------------   ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $    (93,755)  $         (21)  $           --   $       (158,894)  $    (432,312)
                                                ============   =============   ==============   ================   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                VIP Growth       VIP High          VIP        VIP Investment
                                                 VIP Growth    Opportunities      Income        Index 500       Grade Bond
                                                ------------   -------------   ------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      3,241   $       1,882   $     15,755   $       6,304   $       14,632
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,205)         (2,958)        (2,548)        (10,793)         (13,252)
    Administrative expense                            (2,007)           (256)          (221)           (934)          (1,146)
                                                ------------   -------------   ------------   -------------   --------------

      Net investment income (loss)                   (21,971)         (1,332)        12,986          (5,423)             234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              211,030          27,369          6,986         167,807           94,022
    Cost of investments sold                         275,891          32,947          7,679         190,272           91,181
                                                ------------   -------------   ------------   -------------   --------------

      Realized gains (losses) on fund shares         (64,861)         (5,578)          (693)        (22,465)           2,841

Realized gain distributions                               --              --             --              --               --
                                                ------------   -------------   ------------   -------------   --------------

      Net realized gains (losses)                    (64,861)         (5,578)          (693)        (22,465)           2,841

Change in unrealized gains (losses)                 (660,322)        (59,978)        (2,046)       (211,973)         109,430
                                                ------------   -------------   ------------   -------------   --------------

      Net realized and unrealized gains
        (losses) on investments                     (725,183)        (65,556)        (2,739)       (234,438)         112,271
                                                ------------   -------------   ------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (747,154)  $     (66,888)  $     10,247   $    (239,861)  $      112,505
                                                ============   =============   ============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                         Goldman Sachs
                                                Products Fund          Franklin Templeton Variable Insurance      Variable Insurance
                                                 Sub-Accounts               Products Trust Sub-Accounts           Trust Sub-Account
                                              -----------------   ----------------------------------------------  ------------------

                                                                                                     Templeton         VIT CORE
                                                                  Mutual Shares    Templeton           Foreign        Small Cap
                                                 VIP Overseas      Securities    Asset Strategy   Securities (f)        Equity
                                              -----------------   -------------  --------------   --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           2,953   $          --  $        3,890   $        8,976  $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                           (6,300)             --          (2,418)          (6,830)                --
    Administrative expense                                 (545)             --            (209)            (591)                --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net investment income (loss)                       (3,892)             --           1,263            1,555                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:

    Proceeds from sales                                  77,577              --         125,060           50,436                 --
    Cost of investments sold                             91,559              --         134,678           63,870                  1
                                              -----------------   -------------  --------------   --------------  -----------------

      Realized gains (losses) on fund shares            (13,982)             --          (9,618)         (13,434)                (1)

Realized gain distributions                                  --              --              --               --                 --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized gains (losses)                       (13,982)             --          (9,618)         (13,434)                (1)

Change in unrealized gains (losses)                    (116,766)              3          (6,584)        (132,620)               (13)
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized and unrealized gains
        (losses) on investments                        (130,748)              3         (16,202)        (146,054)               (14)
                                              -----------------   -------------  --------------   --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $        (134,640)  $           3  $      (14,939)  $     (144,499)  $            (14)
                                              =================   =============  ==============   ==============  =================

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                         HSBC Variable Insurance                 MFS Variable Insurance
                                                            Funds Sub-Accounts                     Trust Sub-Accounts
                                                -------------------------------------------   ----------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash   HSBC VI Fixed      Growth                     MFS Emerging
                                                 Management       Income         & Income       MFS Bond        Growth
                                                ------------   -------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $     15,972   $      33,858   $      4,726   $     40,222   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,073)        (13,210)       (19,761)        (9,216)             --
    Administrative expense                            (1,996)         (1,143)        (1,709)          (797)             --
                                                ------------   -------------   ------------   ------------   -------------

      Net investment income (loss)                    (9,097)         19,505        (16,744)        30,209              --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              734,686         169,488        127,551         71,671              --
    Cost of investments sold                         734,686         164,072        162,959         71,978               1
                                                ------------   -------------   ------------   ------------   -------------

      Realized gains (losses) on fund shares              --           5,416        (35,408)          (307)             (1)

Realized gain distributions                               --              --             --             --              --
                                                ------------   -------------   ------------   ------------   -------------

      Net realized gains (losses)                         --           5,416        (35,408)          (307)             (1)

Change in unrealized gains (losses)                       --          78,375       (467,722)        42,389             (25)
                                                ------------   -------------   ------------   ------------   -------------

      Net realized and unrealized gains
        (losses) on investments                           --          83,791       (503,130)        42,082             (26)
                                                ------------   -------------   ------------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     (9,097)  $     103,296   $   (519,874)  $     72,291   $         (26)
                                                ============   =============   ============   ============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable Account
                                                MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                                --------------------------------------------   -----------------------------

                                                                                                Oppenheimer
                                                  MFS High     MFS Investors      MFS New        Aggressive     Oppenheimer
                                                   Income          Trust         Discovery         Growth           Bond
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,326   $       1,884   $          --   $       6,072   $      42,397
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (1,139)         (4,278)         (3,410)        (12,600)         (9,282)
    Administrative expense                               (99)           (370)           (295)         (1,090)           (803)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                     6,088          (2,764)         (3,705)         (7,618)         32,312

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               82,998         106,597          62,459          77,158         166,038
    Cost of investments sold                          89,089         123,425          76,153         104,064         167,743
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares          (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                     (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Change in unrealized gains (losses)                     (106)        (75,624)        (95,486)       (321,148)         39,178
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (6,197)        (92,452)       (109,180)       (348,054)         37,473
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $       (109)  $     (95,216)  $    (112,885)  $    (355,672)  $      69,785
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                                                Oppenheimer     Oppenheimer
                                                 Oppenheimer    Oppenheimer     Oppenheimer     Main Street     Main Street
                                                   Capital         Global           High          Growth &       Small Cap
                                                Appreciation     Securities        Income          Income          Growth
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      4,891   $       1,942   $      31,368   $      11,931   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (11,017)         (5,490)         (4,152)        (24,980)         (4,517)
    Administrative expense                              (953)           (475)           (359)         (2,160)           (391)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                    (7,079)         (4,023)         26,857         (15,209)         (4,908)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               91,455          39,537          45,351         188,324          57,857
    Cost of investments sold                         126,729          48,676          50,769         222,872          63,379
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares         (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                    (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Change in unrealized gains (losses)                 (270,053)       (126,453)        (33,546)       (453,939)        (73,334)
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (305,327)       (135,592)        (38,964)       (488,487)        (78,856)
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (312,406)  $    (139,615)  $     (12,107)  $    (503,696)  $     (83,764)
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                  Variable
                                                Account Funds
                                                Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                                -------------  ----------------------------------------------------------------

                                                 Oppenheimer    VT American       VT Asia
                                                  Strategic     Government        Pacific         VT Capital     VT Diversified
                                                    Bond          Income         Growth (g)      Appreciation        Income
                                                -------------  -------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      98,719  $     149,461   $           --   $          856   $      651,933
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (20,384)      (101,580)          (2,812)          (8,819)        (102,875)
    Administrative expense                             (1,763)            --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net investment income (loss)                     76,572         47,881           (2,812)          (7,963)         549,058

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               249,824      1,625,325        9,033,171          228,811        1,127,563
    Cost of investments sold                          254,764      1,569,832        9,137,522          290,333        1,213,775
                                                -------------  -------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           (4,940)        55,493         (104,351)         (61,522)         (86,212)

Realized gain distributions                                --             --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net realized gains (losses)                      (4,940)        55,493         (104,351)         (61,522)         (86,212)

Change in unrealized gains (losses)                    48,667        470,059          140,808         (130,988)        (110,662)
                                                -------------  -------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                        43,727        525,552           36,457         (192,510)        (196,874)
                                                -------------  -------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     120,299  $     573,433   $       33,645   $     (200,473)  $      352,184
                                                =============  =============   ==============   ==============   ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                               VT The George     VT Global
                                                Putnam Fund        Asset         VT Global        VT Growth        VT Growth
                                                of Boston        Allocation      Equity (h)       and Income     Opportunities
                                               -------------   -------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $     209,488   $      32,056   $        3,932   $      570,243   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                      (124,611)        (20,235)         (82,464)        (489,188)        (33,751)
    Administrative expense                                --              --               --               --              --
                                               -------------   -------------   --------------   --------------   -------------

      Net investment income (loss)                    84,877          11,821          (78,532)          81,055         (33,751)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,162,563         806,979       21,451,870        3,374,631         712,968
    Cost of investments sold                       1,264,339         946,495       22,518,540        4,283,905       1,422,645
                                               -------------   -------------   --------------   --------------   -------------

      Realized gains (losses) on fund shares        (101,776)       (139,516)      (1,066,670)        (909,274)       (709,677)

Realized gain distributions                               --              --               --          214,284              --
                                               -------------   -------------   --------------   --------------   -------------

      Net realized gains (losses)                   (101,776)       (139,516)      (1,066,670)        (694,990)       (709,677)

Change in unrealized gains (losses)               (1,022,019)       (103,220)        (475,468)      (8,360,574)       (283,633)
                                               -------------   -------------   --------------   --------------   -------------

      Net realized and unrealized gains
        (losses) on investments                   (1,123,795)       (242,736)      (1,542,138)      (9,055,564)       (993,310)
                                               -------------   -------------   --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $  (1,038,918)  $    (230,915)  $   (1,620,670)  $   (8,974,509)  $  (1,027,061)
                                               =============   =============   ==============   ==============   =============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                                                                                   VT International
                                                  VT Health       VT High                        VT International     Growth and
                                                  Sciences          Yield         VT Income           Growth            Income
                                                ------------   ------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         --   $    488,033   $        667,094   $         80,737  $         11,683
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (86,848)       (53,536)          (190,518)          (128,625)          (32,011)
    Administrative expense                                --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net investment income (loss)                   (86,848)       434,497            476,576            (47,888)          (20,328)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,226,585        616,322          1,427,416         24,434,252        17,959,822
    Cost of investments sold                       1,609,047        729,335          1,424,210         25,522,554        17,878,015
                                                ------------   ------------   ----------------   ----------------  ----------------

      Realized gains (losses) on fund shares        (382,462)      (113,013)             3,206         (1,088,302)           81,807

Realized gain distributions                               --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized gains (losses)                   (382,462)      (113,013)             3,206         (1,088,302)           81,807

Change in unrealized gains (losses)               (1,298,547)      (425,032)           482,626           (638,125)         (177,522)
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized and unrealized gains
        (losses) on investments                   (1,681,009)      (538,045)           485,832         (1,726,427)          (95,715)
                                                ------------   ------------   ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $ (1,767,857)  $   (103,548)  $        962,408   $     (1,774,315) $       (116,043)
                                                ============   ============   ================   ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                              ------------------------------------------------------------------------------------

                                              VT International
                                                     New                             VT Money          VT New           VT New
                                               Opportunities      VT Investors        Market       Opportunities        Value
                                              ----------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $         14,593   $       24,704   $      154,812   $           --   $       46,090
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                         (31,515)        (202,741)        (175,957)        (154,571)         (70,435)
    Administrative expense                                  --               --               --               --               --
                                              ----------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (16,922)        (178,037)         (21,145)        (154,571)         (24,345)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                             19,590,579        2,155,962       98,402,070        1,746,889          894,917
    Cost of investments sold                        19,774,568        3,559,511       98,402,070        4,089,717        1,069,060
                                              ----------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (183,989)      (1,403,549)              --       (2,342,828)        (174,143)

Realized gain distributions                                 --               --               --               --          155,708
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (183,989)      (1,403,549)              --       (2,342,828)         (18,435)

Change in unrealized gains (losses)                     35,115       (3,210,257)              --       (2,309,747)      (1,074,247)
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                       (148,874)      (4,613,806)              --       (4,652,575)      (1,092,682)
                                              ----------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $       (165,796)  $   (4,791,843)  $      (21,145)  $   (4,807,146)  $   (1,117,027)
                                              ================   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                VT OTC &                                                        VT Utilities
                                                Emerging                      VT Small Cap          VT            Growth
                                                 Growth        VT Research        Value        Technology(g)    and Income
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $      35,640  $       11,063   $            --  $      129,356
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (29,936)       (83,671)        (75,629)           (7,856)        (46,136)
    Administrative expense                                --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (29,936)       (48,031)        (64,566)           (7,856)         83,220

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              433,038        758,418         939,558         1,081,960         785,725
    Cost of investments sold                       1,232,204      1,123,302         977,431         1,869,691       1,205,372
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares        (799,166)      (364,884)        (37,873)         (787,731)       (419,647)

Realized gain distributions                               --             --          54,130                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                   (799,166)      (364,884)         16,257          (787,731)       (419,647)

Change in unrealized gains (losses)                 (169,251)    (1,412,243)     (1,383,462)          337,975        (813,800)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                   (968,417)    (1,777,127)     (1,367,205)         (449,756)     (1,233,447)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $     (998,353) $  (1,825,158) $   (1,431,771)  $      (457,612) $   (1,150,227)
                                              ==============  =============  ==============   ===============  ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Scudder Variable Series I
                                                   Putnam Variable Trust Sub-Accounts                  Sub-Accounts
                                              ---------------------------------------------    ------------------------------

                                                                                               21st Century
                                                VT Vista       VT Voyager     VT Voyager II       Growth         Balanced
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $     138,854  $           --   $            --  $           80
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                       (75,580)      (275,489)         (9,325)              (24)            (36)
    Administrative expense                                --             --              --               (16)            (22)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (75,580)      (136,635)         (9,325)              (40)             22

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,049,806      2,890,246         142,518                35             357
    Cost of investments sold                       2,080,012      5,597,521         173,693                59             365
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares      (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                 (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Change in unrealized gains (losses)               (1,271,269)    (4,378,666)       (163,350)           (2,738)         (1,236)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                 (2,301,475)    (7,085,941)       (194,525)           (2,762)         (1,244)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $   (2,377,055) $  (7,222,576) $     (203,850)  $        (2,802) $       (1,222)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                                 Capital         Global           Growth
                                                  Bond           Growth         Discovery       and Income     International
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          494  $           4  $           --   $            59  $           35
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                           (56)           (15)            (15)              (47)            (26)
    Administrative expense                               (37)            (9)             (9)              (31)            (17)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                       401            (20)            (24)              (19)             (8)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   89             22              22               371              39
    Cost of investments sold                              90             28              28               395              62
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares              (1)            (6)             (6)              (24)            (23)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                         (1)            (6)             (6)              (24)            (23)

Change in unrealized gains (losses)                      495         (1,038)           (866)           (2,889)         (1,328)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        494         (1,044)           (872)           (2,913)         (1,351)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          895  $      (1,064) $         (896)  $        (2,932) $       (1,359)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                              Scudder Variable
                                                 Series II
                                               Sub-Account               Van Kampen Life Investment Trust Sub-Accounts
                                              -----------------  ---------------------------------------------------------------

                                                                       LIT       LIT Domestic     LIT Emerging        LIT
                                                    Growth          Comstock       Income (i)        Growth        Government(j)
                                              -----------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $              --  $       4,200  $       13,783   $         1,379  $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                              (12)        (8,616)           (578)           (5,037)         (2,338)
    Administrative expense                                   (9)          (745)            (50)             (436)           (202)
                                              -----------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                          (21)        (5,161)         13,155            (4,094)         (2,540)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                      18         74,083         252,267            96,958          94,658
    Cost of investments sold                                 26         96,092         265,486           129,247          90,378
                                              -----------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares                 (8)       (22,009)        (13,219)          (32,289)          4,280

Realized gain distributions                                  --          4,801              --                --              --
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                            (8)       (17,208)        (13,219)          (32,289)          4,280

Change in unrealized gains (losses)                      (1,057)      (164,779)           (662)         (145,513)         16,487
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        (1,065)      (181,987)        (13,881)         (177,802)         20,767
                                              -----------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          (1,086) $    (187,148) $         (726)  $      (181,896) $       18,227
                                              =================  =============  ==============   ===============  ==============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------

                                               Van Kampen Life
                                              Investment Trust
                                                Sub-Accounts         Wells Fargo Variable Trust Sub-Accounts
                                              -----------------  -----------------------------------------------

                                                                  Wells Fargo    Wells Fargo
                                                  LIT Money        VT Asset       VT Equity       Wells Fargo
                                                   Market         Allocation       Income          VT Growth
                                              -----------------  -------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          19,741  $       6,604  $        2,568   $            70
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                          (19,059)        (3,338)         (1,569)             (723)
    Administrative expense                               (1,649)          (289)           (136)              (63)
                                              -----------------  -------------  --------------   ---------------

      Net investment income (loss)                         (967)         2,977             863              (716)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 840,967         39,181          41,433            39,163
    Cost of investments sold                            840,967         44,636          48,810            48,175
                                              -----------------  -------------  --------------   ---------------

      Realized gains (losses) on fund shares                 --         (5,455)         (7,377)           (9,012)

Realized gain distributions                                  --          3,175              --                --
                                              -----------------  -------------  --------------   ---------------

      Net realized gains (losses)                            --         (2,280)         (7,377)           (9,012)

Change in unrealized gains (losses)                          --        (44,376)        (24,849)          (10,645)
                                              -----------------  -------------  --------------   ---------------

      Net realized and unrealized gains
          (losses) on investments                            --        (46,656)        (32,226)          (19,657)
                                              -----------------  -------------  --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $            (967) $     (43,679) $      (31,363)  $       (20,373)
                                              =================  =============  ==============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                            AIM V. I. Aggressive Growth        AIM V. I. Balanced          AIM V. I. Basic Value
                                           -----------------------------   --------------------------   --------------------------

                                               2002             2001          2002           2001          2002          2001(k)
                                           --------------    -----------   -----------    -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (43,000)   $   (46,724)  $   103,756    $    60,072   $   (18,123)   $      (467)
Net realized gains (losses)                      (499,556)      (252,034)     (323,451)       (65,714)      (54,610)           136
Change in unrealized gains (losses)              (441,435)      (884,098)   (1,270,366)      (533,781)     (373,308)        36,092
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from operations                                (983,991)    (1,182,856)   (1,490,061)      (539,423)     (446,041)        35,761
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          135,775        808,838     1,070,860      2,956,894       477,066        281,572
Benefit payments                                  (54,618)        (1,384)     (155,152)       (73,601)         (526)            --
Payments on termination                          (316,481)      (238,836)     (645,821)      (222,882)     (112,633)        (3,745)
Contract maintenance charge                        (3,561)        (1,785)       (5,508)        (1,321)       (1,219)            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 82,020        852,013     1,102,344      2,417,322     1,168,309        386,840
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from capital transactions                      (156,865)     1,418,846     1,366,723      5,076,412     1,530,997        664,667
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              (1,140,856)       235,990      (123,338)     4,536,989     1,084,956        700,428

NET ASSETS AT BEGINNING OF PERIOD               4,034,438      3,798,448     7,176,802      2,639,813       700,428             --
                                           --------------    -----------   -----------    -----------   -----------    -----------

NET ASSETS AT END OF PERIOD                $    2,893,582    $ 4,034,438   $ 7,053,464    $ 7,176,802   $ 1,785,384    $   700,428
                                           ==============    ===========   ===========    ===========   ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        487,672        329,923       828,911        263,143        62,499             --
    Units issued                                  135,323        261,434       402,073        655,085       196,087         62,838
    Units redeemed                               (162,874)      (103,685)     (241,411)       (89,317)      (50,378)          (339)
                                           --------------    -----------   -----------    -----------   -----------    -----------
  Units outstanding at end of period              460,121        487,672       989,573        828,911       208,208         62,499
                                           ==============    ===========   ===========    ===========   ===========    ===========

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                               AIM V. I. Blue Chip     AIM V. I. Capital Appreciation  AIM V. I. Capital Development
                                           --------------------------  ------------------------------  -----------------------------

                                               2002         2001            2002            2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (74,360) $    (61,710) $     (116,365)  $    (140,314) $    (12,380)   $    (12,182)
Net realized gains (losses)                    (532,894)     (168,393)       (772,685)        530,114       (55,849)        (21,608)
Change in unrealized gains (losses)          (1,443,205)     (982,769)     (1,745,993)     (3,450,358)     (201,194)        (66,005)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,050,459)   (1,212,872)     (2,635,043)     (3,060,558)     (269,423)        (99,795)
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        435,968     2,212,603         661,979       1,509,267        44,030         155,479
Benefit payments                               (125,465)      (38,249)        (86,999)        (49,227)      (37,115)         (4,188)
Payments on termination                        (427,832)     (315,120)       (536,668)       (663,396)      (60,570)        (28,230)
Contract maintenance charge                      (9,225)       (2,886)         (6,993)         (3,939)         (614)           (237)
Transfers among the sub-accounts
  and with the Fixed Account - net              870,295     2,359,370          11,179         667,733        63,553         143,108
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                     743,741     4,215,718          42,498       1,460,438         9,284         265,932
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (1,306,718)    3,002,846      (2,592,545)     (1,600,120)     (260,139)        166,137

NET ASSETS AT BEGINNING OF PERIOD             6,713,440     3,710,594      10,006,236      11,606,356     1,097,539         931,402
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $  5,406,722  $  6,713,440  $    7,413,691   $  10,006,236  $    837,400    $  1,097,539
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      991,661       419,485       1,015,606         776,953       103,054          78,882
    Units issued                                403,541       742,441         355,019         399,091        28,182          46,041
    Units redeemed                             (304,969)     (170,265)       (303,635)       (160,438)      (30,212)        (21,869)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,090,233       991,661       1,066,990       1,015,606       101,024         103,054
                                           ============  ============  ==============   =============  ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                            AIM V. I. Core Equity (a)    AIM V. I. Dent Demographics    AIM V. I. Diversified Income
                                           --------------------------  ------------------------------  -----------------------------

                                               2002          2001           2002             2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $   (134,326) $   (207,568) $      (18,874)  $     (22,893) $    228,991    $    187,321
Net realized gains (losses)                    (991,898)     (409,174)       (315,380)       (169,464)     (105,137)        (44,961)
Change in unrealized gains (losses)          (1,333,528)   (3,845,601)       (309,254)       (559,190)      (94,362)        (82,667)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,459,752)   (4,462,343)       (643,508)       (751,547)       29,492          59,693
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                        540,464     1,966,930         115,005         528,473       300,366         352,971
Benefit payments                               (360,311)      (87,809)        (75,859)        (10,247)      (87,955)        (21,904)
Payments on termination                        (839,818)   (1,077,947)       (133,459)       (126,769)     (430,852)       (232,519)
Contract maintenance charge                     (10,121)       (5,929)         (1,374)           (788)       (1,497)           (580)
Transfers among the sub-accounts
  and with the Fixed Account - net             (652,259)    1,441,731         (79,317)        613,004       401,163         509,831
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                  (1,322,045)    2,236,976        (175,004)      1,003,673       181,225         607,799
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (3,781,797)   (2,225,367)       (818,512)        252,126       210,717         667,492

NET ASSETS AT BEGINNING OF PERIOD            14,847,880    17,073,247       2,019,260       1,767,134     3,358,928       2,691,436
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $ 11,066,083  $ 14,847,880  $    1,200,748   $   2,019,260  $  3,569,645    $  3,358,928
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period    1,414,433     1,044,184         379,548         223,446       302,828         238,023
   Units issued                                 281,977       576,854          76,923         227,024       160,951         119,912
   Units redeemed                              (383,406)     (206,605)       (120,908)        (70,922)     (139,316)        (55,107)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,313,004     1,414,433         335,563         379,548       324,463         302,828
                                           ============  ============  ==============   =============  ============    ============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                           AIM V. I. Global Utilities   AIM V. I. Government Securities      AIM V. I. Growth
                                           ---------------------------  ------------------------------- ---------------------------

                                               2002           2001          2002             2001           2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      28,432  $        910  $      80,684    $     104,783  $     (81,701) $    (99,516)
Net realized gains (losses)                     (331,490)      148,633         77,922           12,751     (1,059,188)     (749,695)
Change in unrealized gains (losses)             (263,760)     (919,376)       448,447           12,089     (1,310,865)   (3,155,400)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (566,818)     (769,833)       607,053          129,623     (2,451,754)   (4,004,611)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,440       505,367      1,037,877        1,080,670        246,034     1,272,554
Benefit payments                                 (30,024)       (8,713)       (69,159)         (14,303)      (127,688)      (65,622)
Payments on termination                         (254,601)      (86,748)    (1,032,060)        (106,819)      (345,344)     (595,275)
Contract maintenance charge                       (1,431)         (764)        (2,654)            (592)        (5,787)       (4,024)
Transfers among the sub-accounts
  and with the Fixed Account - net                35,562       376,165      3,515,702        2,489,156       (157,673)      421,426
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (132,054)      785,307      3,449,706        3,448,112       (390,458)    1,029,059
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (698,872)       15,474      4,056,759        3,577,735     (2,842,212)   (2,975,552)

NET ASSETS AT BEGINNING OF PERIOD              2,128,907     2,113,433      5,221,367        1,643,632      7,736,365    10,711,917
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,430,035  $  2,128,907  $   9,278,126    $   5,221,367  $   4,894,153  $  7,736,365
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       235,277       140,889        446,714          139,832        953,855       730,340
   Units issued                                   78,356       131,222        504,011          336,088        168,670       405,950
   Units redeemed                                (98,434)      (36,834)      (212,052)         (29,206)      (206,490)     (182,435)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,199       235,277        738,673          446,714        916,035       953,855
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                                                                                                AIM V. I. Mid
                                               AIM V. I. High Yield     AIM V. I. International Growth(b)    Cap Core Equity (c)
                                           ---------------------------  ---------------------------------  -----------------------

                                               2002           2001            2002              2001         2002        2001 (k)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (11,468) $     87,382  $        (32,013)  $      (50,153) $  (5,985) $        (25)
Net realized gains (losses)                      (62,031)      (20,523)         (366,997)        (156,226)   (14,430)           25
Change in unrealized gains (losses)                3,551      (106,627)         (375,727)      (1,207,639)   (77,355)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from operations                                (69,948)      (39,768)         (774,737)      (1,414,018)   (97,770)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,248       367,010           357,198          927,767     58,383        47,653
Benefit payments                                  (3,166)       (2,965)          (88,872)         (42,473)        --            --
Payments on termination                          (94,025)      (22,143)         (200,611)        (320,452)   (57,315)         (510)
Contract maintenance charge                         (629)         (117)           (3,050)          (1,708)      (198)           --
Transfers among the sub-accounts
  and with the Fixed Account - net               197,041       216,789            (2,807)           5,107    556,823        66,818
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from capital transactions                      217,469       558,574            61,858          568,241    557,693       113,961
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS                147,521       518,806          (712,879)        (845,777)   459,923       119,165

NET ASSETS AT BEGINNING OF PERIOD                791,236       272,430         4,449,167        5,294,944    119,165            --
                                           -------------  ------------  ----------------   --------------  ---------  ------------

NET ASSETS AT END OF PERIOD                $     938,757  $    791,236  $      3,736,288   $    4,449,167  $ 579,088  $    119,165
                                           =============  ============  ================   ==============  =========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       103,978        33,671           515,728          416,531     10,488            --
   Units issued                                   74,823        88,096           112,395          195,965     71,840        10,533
   Units redeemed                                (47,616)      (17,789)          (90,523)         (96,768)   (23,916)          (45)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
  Units outstanding at end of period             131,185       103,978           537,600          515,728     58,412        10,488
                                           =============  ============  ================   ==============  =========  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                             AIM V. I. Money Market      AIM V. I. New Technology    AIM V. I. Premier Equity (d)
                                           ---------------------------  ---------------------------  ----------------------------

                                               2002          2001           2002           2001          2002           2001
                                           ------------  -------------  ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (3,247) $      64,495  $    (12,969)  $     16,164  $   (196,653)  $    (302,649)
Net realized gains (losses)                          --             --      (750,166)       524,033    (2,143,279)        (26,346)
Change in unrealized gains (losses)                  --             --        63,286     (1,585,393)   (5,326,623)     (3,362,318)
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from operations                                (3,247)        64,495      (699,849)    (1,045,196)   (7,666,555)     (3,691,313)
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         58,788      1,107,548        56,928        445,568       972,040       3,758,845
Benefit payments                               (196,501)            --       (30,268)       (16,004)     (395,449)       (193,093)
Payments on termination                        (869,716)      (954,907)     (174,659)       (79,608)   (1,263,500)     (1,714,199)
Contract maintenance charge                      (2,545)          (731)       (1,179)          (757)      (19,379)        (13,731)
Transfers among the sub-accounts
  and with the Fixed Account - net              517,242      3,415,378        23,361        468,829      (658,083)      1,454,287
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from capital transactions                    (492,732)     3,567,288      (125,817)       818,028    (1,364,371)      3,292,109
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS              (495,979)     3,631,783      (825,666)      (227,168)   (9,030,926)       (399,204)

NET ASSETS AT BEGINNING OF PERIOD             5,165,997      1,534,214     1,617,056      1,844,224    24,350,790      24,749,994
                                           ------------  -------------  ------------   ------------  ------------   -------------

NET ASSETS AT END OF PERIOD                $  4,670,018  $   5,165,997  $    791,390   $  1,617,056  $ 15,319,864   $  24,350,790
                                           ============  =============  ============   ============  ============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period      460,112        132,697       154,011         91,168     2,182,906       1,647,565
   Units issued                                 542,926        615,220        27,174         87,100       464,266         845,551
   Units redeemed                              (585,397)      (287,805)      (42,082)       (24,257)     (513,679)       (310,210)
                                           ------------  -------------  ------------   ------------  ------------   -------------
  Units outstanding at end of period            417,641        460,112       139,103        154,011     2,133,493       2,182,906
                                           ============  =============  ============   ============  ============   =============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                       AIM V. I.                                                    AIM V. I.        AIM V. I.
                                      Aggressive     AIM V. I.       AIM V. I.      AIM V. I.        Capital         Capital
                                      Growth II    Balanced II   Basic Value II   Blue Chip II   Appreciation II  Development II
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

                                        2002 (e)      2002 (e)       2002 (e)       2002 (e)         2002 (e)        2002 (e)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $         (9) $      1,563  $         (177) $         (109) $            (5) $            (3)
Net realized gains (losses)                   744             7               8               8               --               --
Change in unrealized gains (losses)           (45)       (1,955)           (270)         (1,260)            (166)             (48)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from operations                             690          (385)           (439)         (1,361)            (171)             (51)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       --        48,254          41,292          28,712               --               --
Benefit payments                               --            --              --              --               --               --
Payments on termination                        --          (300)           (227)           (228)              --               --
Contract maintenance charge                    --            --              --              --               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net          2,273        22,081          30,763           8,285            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from capital transactions                 2,273        70,035          71,828          36,769            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS           2,963        69,650          71,389          35,408            4,580            3,016

NET ASSETS AT BEGINNING OF PERIOD              --            --              --              --               --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD          $      2,963  $     69,650  $       71,389  $       35,408  $         4,580  $         3,016
                                     ============  ============  ==============  ==============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                  --            --              --              --               --               --
   Units issued                               369         8,460           9,370           4,628              616              390
   Units redeemed                              --           (36)            (37)            (32)              --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
  Units outstanding at end of period          369         8,424           9,333           4,596              616              390
                                     ============  ============  ==============  ==============  ===============  ===============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                         -------------------------------------------------------------------------------------------

                                                            AIM V. I.      AIM V. I.                         AIM V. I.
                                            AIM V. I.         Dent        Diversified     AIM V. I.          Government    AIM V. I.
                                         Core Equity II  Demographics II   Income II   Global Utilities II  Securities II  Growth II
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

                                            2002 (e)        2002 (e)        2002 (e)        2002 (e)           2002 (e)     2002 (e)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $           (3) $           (28) $     3,347  $               731  $      17,931  $    (11)
Net realized gains (losses)                          15               (1)          --                    8             31        (1)
Change in unrealized gains (losses)                 687             (375)      (1,565)                 419          9,371      (304)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from operations                                   699             (404)       1,782                1,158         27,333      (316)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         20,634               --       35,425               22,067      1,772,719       100
Benefit payments                                     --               --           --                   --             --        --
Payments on termination                            (570)              --         (394)                (151)          (894)       --
Contract maintenance charge                          --               --           --                   --             --        --
Transfers among the sub-accounts
  and with the Fixed Account - net                6,133            9,342       11,070                 (868)        26,145     7,857
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from capital transactions                      26,197            9,342       46,101               21,048      1,797,970     7,957
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS                26,896            8,938       47,883               22,206      1,825,303     7,641

NET ASSETS AT BEGINNING OF PERIOD                    --               --           --                   --             --        --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

NET ASSETS AT END OF PERIOD              $       26,896  $         8,938  $    47,883  $            22,206  $   1,825,303  $  7,641
                                         ==============  ===============  ===========  ===================  =============  =========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                            --               --           --                   --             --        --
   Units issued                                   3,316            1,340        4,826                2,866        169,689     1,126
   Units redeemed                                   (75)              --          (41)                 (36)           (83)       --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
  Units outstanding at end of period              3,241            1,340        4,785                2,830        169,606     1,126
                                         ==============  ===============  ===========  ===================  =============  =========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                            AIM V. I.       AIM V. I.                                    AIM V. I.
                                              AIM V. I.   International     Mid Cap       AIM V. I.     AIM V. I. New    Premier
                                            High Yield II   Growth II    Core Equity II Money Market II Technology II    Equity II
                                            ------------- -------------  -------------- --------------- -------------   -----------

                                               2002 (e)      2002 (e)       2002 (e)       2002 (e)        2002 (e)       2002 (e)
                                            ------------- -------------  -------------- --------------- -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $        (19) $          6   $         (29) $         (371) $         --    $        11
Net realized gains (losses)                           --            (1)             (1)             --            --             (1)
Change in unrealized gains (losses)                  287           (39)             (2)             --            (2)          (308)
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from operations                                    268           (34)            (32)           (371)           (2)          (298)
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                              --         1,736             100         238,165            --          8,250
Benefit payments                                      --            --              --              --            --             --
Payments on termination                               --            --              --            (125)           --             --
Contract maintenance charge                           --            --              --              --            --             --
Transfers among the sub-accounts
  and with the Fixed Account - net                10,636           163          11,145           1,485            25          2,206
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from capital transactions                       10,636         1,899          11,245         239,525            25         10,456
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS                 10,904         1,865          11,213         239,154            23         10,158

NET ASSETS AT BEGINNING OF PERIOD                     --            --              --              --            --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------

NET ASSETS AT END OF PERIOD                 $     10,904  $      1,865   $      11,213  $      239,154  $         23    $    10,158
                                            ============= =============  ============== =============== =============   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --              --              --            --             --
   Units issued                                    1,174           225           1,282          24,075             4          1,484
   Units redeemed                                     --            --              --             (13)           --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------
  Units outstanding at end of period               1,174           225           1,282          24,062             4          1,484
                                            ============= =============  ============== =============== =============   ===========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dreyfus Socially Responsible
                                                  Delaware Group Premium Funds, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account
                                             --------------------------------------------------------  -----------------------------

                                                    Delaware VIP                                             Dreyfus Socially
                                                 GP Small Cap Value           Delaware VIP GP Trend         Responsible Growth
                                             --------------------------   ---------------------------  -----------------------------

                                                 2002          2001           2002           2001          2002           2001
                                             ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $        250  $     (2,021)  $     (4,031)  $     (1,636) $     (2,153)  $     (2,164)
Net realized gains (losses)                          (931)        1,481        (15,463)        (5,989)      (17,206)        (2,944)
Change in unrealized gains (losses)              (132,583)       38,503        (46,702)        (3,762)      (56,834)       (41,153)
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                (133,264)       37,963        (66,196)       (11,387)      (76,193)       (46,261)
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          706,287       394,804        243,044        160,988        13,261        177,291
Benefit payments                                       --            --             --           (919)           --             --
Payments on termination                           (75,758)       (5,105)       (18,160)        (3,735)      (22,697)        (5,630)
Contract maintenance charge                          (533)          (27)          (142)           (12)         (233)           (55)
Transfers among the sub-accounts
  and with the Fixed Account - net                509,870        71,557        144,491         (8,713)       49,945          5,269
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                     1,139,866       461,229        369,233        147,609        40,276        176,875
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               1,006,602       499,192        303,037        136,222       (35,917)       130,614

NET ASSETS AT BEGINNING OF PERIOD                 582,701        83,509        187,311         51,089       233,009        102,395
                                             ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $  1,589,303  $    582,701   $    490,348   $    187,311  $    197,092   $    233,009
                                             ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         45,515         7,204         24,184          5,514        32,951         11,070
   Units issued                                   101,857        41,866         65,461         22,011        14,292         23,323
   Units redeemed                                 (14,198)       (3,555)        (9,569)        (3,341)       (7,519)        (1,442)
                                             ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period              133,174        45,515         80,076         24,184        39,724         32,951
                                             ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Stock Index
                                                   Fund Sub-Account             Dreyfus Variable Investment Fund Sub-Accounts
                                              --------------------------   --------------------------------------------------------

                                               Dreyfus Stock Index Fund      VIF Capital Appreciation       VIF Growth & Income
                                              --------------------------   ---------------------------  ---------------------------

                                                  2002          2001           2002           2001          2002           2001
                                              ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                  $      8,957  $      1,062   $      1,541   $        178  $          1   $         --
Net realized gains (losses)                        (25,366)        3,030         (4,693)          (102)           (1)            --
Change in unrealized gains (losses)               (681,992)      (74,758)       (90,603)       (12,676)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                 (698,401)      (70,666)       (93,755)       (12,600)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         1,408,882     1,217,251        202,525        226,963            99             --
Benefit payments                                        --            --             --             --            --             --
Payments on termination                           (114,658)      (37,553)        (8,505)            --            --             --
Contract maintenance charge                         (1,182)          (69)          (109)            (5)           --             --
Transfers among the sub-accounts
  and with the Fixed Account - net               1,717,280       137,985        236,687         21,234            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                      3,010,322     1,317,614        430,598        248,192            99             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                2,311,921     1,246,948        336,843        235,592            78             --

NET ASSETS AT BEGINNING OF PERIOD                1,512,089       265,141        248,358         12,766            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                   $  3,824,010  $  1,512,089   $    585,201   $    248,358  $         78   $         --
                                              ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         185,335        28,181         27,925          1,285            --             --
   Units issued                                    470,795       168,774         57,212         26,640            12             --
   Units redeemed                                  (44,768)      (11,620)        (5,131)            --            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period               611,362       185,335         80,006         27,925            12             --
                                              ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Variable
                                           Investment Fund Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ---------------------------- -----------------------------------------------------------

                                                 VIF Money Market               VIP Contrafund               VIP Equity-Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,933)   $      (3,776) $      (7,853) $     (4,399)
Net realized gains (losses)                           --            --        (13,179)          (1,046)        (1,851)        1,704
Change in unrealized gains (losses)                   --            --       (135,782)         (29,597)      (422,608)      (20,333)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                     --            --       (158,894)         (34,419)      (432,312)      (23,028)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --        808,672          509,803      1,262,183       930,136
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --        (65,734)         (13,237)       (99,088)       (9,615)
Contract maintenance charge                           --            --           (661)             (79)          (868)          (25)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        408,472           80,555      1,129,372        82,344
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,150,749          577,042      2,291,599     1,002,840
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    100            --        991,855          542,623      1,859,287       979,812

NET ASSETS AT BEGINNING OF PERIOD                     --            --        729,656          187,033        997,701        17,889
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         100  $         --  $   1,721,511    $     729,656  $   2,856,988  $    997,701
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         86,426           18,922         98,345         1,655
   Units issued                                       10            --        178,294           75,144        290,702       100,657
   Units redeemed                                     --            --        (36,186)          (7,640)       (45,669)       (3,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        228,534           86,426        343,378        98,345
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VIP Growth              VIP Growth Opportunities           VIP High Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,971) $     (8,526) $      (1,332)   $      (1,195) $      12,986  $       (614)
Net realized gains (losses)                      (64,861)       19,660         (5,578)          (2,847)          (693)         (502)
Change in unrealized gains (losses)             (660,322)      (91,779)       (59,978)          (8,056)        (2,046)       (4,227)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (747,154)      (80,645)       (66,888)         (12,098)        10,247        (5,343)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,104,466     1,057,551        111,006          158,576        143,632       161,041
Benefit payments                                    (700)           --             --           (1,123)            --            --
Payments on termination                         (100,374)       (9,466)       (11,876)          (6,898)        (2,887)       (1,343)
Contract maintenance charge                         (674)          (61)          (150)             (24)           (86)           (1)
Transfers among the sub-accounts
  and with the Fixed Account - net               694,765       159,165         82,530            2,200         20,115        (4,034)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,697,483     1,207,189        181,510          152,731        160,774       155,663
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                950,329     1,126,544        114,622          140,633        171,021       150,320

NET ASSETS AT BEGINNING OF PERIOD              1,479,979       353,435        185,010           44,377        150,596           276
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,430,308  $  1,479,979  $     299,632    $     185,010  $     321,617  $    150,596
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       202,157        40,135         23,416            4,746         20,582            33
   Units issued                                  349,360       166,829         30,875           21,218         23,181        21,331
   Units redeemed                                (71,161)       (4,807)        (5,152)          (2,548)          (734)         (782)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             480,356       202,157         49,139           23,416         43,029        20,582
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VIP Index 500           VIP Investment Grade Bond            VIP Overseas
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002         2001 (l)        2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,423) $     (2,452) $         234    $      (1,420) $      (3,892) $        486
Net realized gains (losses)                      (22,465)       (1,063)         2,841              119        (13,982)        3,564
Change in unrealized gains (losses)             (211,973)      (16,883)       109,430            7,805       (116,766)      (43,271)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (239,861)      (20,398)       112,505            6,504       (134,640)      (39,221)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         754,410       370,744      1,046,049          295,081        290,856       288,485
Benefit payments                                 (13,273)           --             --               --           (439)           --
Payments on termination                          (27,274)           --        (38,421)          (5,643)       (19,389)       (2,726)
Contract maintenance charge                         (218)           (6)          (207)              (7)          (248)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net               293,735       179,885        332,932              254        156,566        97,070
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,007,380       550,623      1,340,353          289,685        427,346       382,790
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                767,519       530,225      1,452,858          296,189        292,706       343,569

NET ASSETS AT BEGINNING OF PERIOD                530,225            --        297,565            1,376        389,849        46,280
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,297,744  $    530,225  $   1,750,423    $     297,565  $     682,555  $    389,849
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        67,571            --         26,618              132         54,703         4,972
    Units issued                                 186,072        68,577        138,436           27,068         80,138        50,433
    Units redeemed                               (38,241)       (1,006)       (21,355)            (582)       (13,900)         (702)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,402        67,571        143,699           26,618        120,941        54,703
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                                 Templeton
                                            Mutual Shares Securities       Templeton Asset Strategy        Foreign Securities (f)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $       1,263    $        (335) $       1,555  $      2,575
Net realized gains (losses)                           --            --         (9,618)           3,037        (13,434)       40,942
Change in unrealized gains (losses)                    3            --         (6,584)          (9,413)      (132,620)      (71,378)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                      3            --        (14,939)          (6,711)      (144,499)      (27,861)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             470            --         87,990          131,265        337,584       312,061
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --         (3,090)            (113)       (19,440)          423
Contract maintenance charge                           --            --            (58)              (2)          (213)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --         27,223           (1,643)       207,299        25,232
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          470            --        112,065          129,507        525,230       337,677
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    473            --         97,126          122,796        380,731       309,816

NET ASSETS AT BEGINNING OF PERIOD                     --            --        129,391            6,595        392,735        82,919
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         473  $         --  $     226,517    $     129,391  $     773,466  $    392,735
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         13,934              632         44,999         7,881
    Units issued                                      53            --         23,046           13,495         74,279        37,708
    Units redeemed                                    --            --        (11,144)            (193)        (9,077)         (590)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  53            --         25,836           13,934        110,201        44,999
                                           =============  ============  =============    =============  =============  ============

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs Variable
                                           Insurance Trust Sub-Account            HSBC Variable Insurance Funds Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                            VIT CORE Small Cap Equity       HSBC VI Cash Management        HSBC VI Fixed Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,097)   $       6,303  $      19,505  $      4,335
Net realized gains (losses)                           (1)           --             --               --          5,416           (46)
Change in unrealized gains (losses)                  (13)           --             --               --         78,375        (2,864)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                    (14)           --         (9,097)           6,303        103,296         1,425
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --      1,411,830        1,083,263        704,433       453,128
Benefit payments                                      --            --             --               --         (3,893)           --
Payments on termination                               --            --       (266,191)         (51,743)       (19,651)       (6,582)
Contract maintenance charge                           --            --           (377)             (83)          (308)          (52)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        776,769         (107,740)       383,636        65,986
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,922,031          923,697      1,064,217       512,480
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     86            --      1,912,934          930,000      1,167,513       513,905

NET ASSETS AT BEGINNING OF PERIOD                     --            --      1,084,968          154,968        539,300        25,395
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          86  $         --  $   2,997,902    $   1,084,968  $   1,706,813  $    539,300
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --        105,129           15,211         51,238         2,487
    Units issued                                      10            --        283,011          162,903        117,650        50,126
    Units redeemed                                    --            --        (96,382)         (72,985)       (19,514)       (1,375)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        291,758          105,129        149,374        51,238
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             HSBC Variable Insurance
                                                Funds Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                             HSBC VI Growth & Income               MFS Bond                 MFS Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002          2001 (l)         2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (16,744) $     (9,583) $      30,209    $        (281) $          --  $         --
Net realized gains (losses)                      (35,408)       (2,618)          (307)             365             (1)           --
Change in unrealized gains (losses)             (467,722)     (169,501)        42,389            6,210            (25)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (519,874)     (181,702)        72,291            6,294            (26)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         458,451     1,270,715        626,702          234,755            100            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (90,325)      (30,641)       (48,175)            (571)            --            --
Contract maintenance charge                       (1,015)         (223)          (152)              --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net               364,336        91,429        354,483          (36,753)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      731,447     1,331,280        932,858          197,431            100            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                211,573     1,149,578      1,005,149          203,725             74            --

NET ASSETS AT BEGINNING OF PERIOD              1,522,876       373,298        203,725               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,734,449  $  1,522,876  $   1,208,874    $     203,725  $          74  $         --
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       182,882        36,688         18,271               --             --            --
    Units issued                                 130,022       151,716         98,067           24,096             21            --
    Units redeemed                               (31,973)       (5,522)       (15,539)          (5,825)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             280,931       182,882        100,799           18,271             21            --
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 MFS High Income              MFS Investors Trust            MFS New Discovery
                                           ---------------------------  ------------------------------ ----------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $       6,088  $        166  $      (2,764)   $      (1,278) $      (3,705) $     (1,201)
Net realized gains (losses)                       (6,091)         (516)       (16,828)            (681)       (13,694)          (82)
Change in unrealized gains (losses)                 (106)       (2,722)       (75,624)          (8,313)       (95,486)        1,200
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (109)       (3,072)       (95,216)         (10,272)      (112,885)          (83)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          72,216        92,761        266,289          246,852        224,699        83,494
Benefit payments                                  (7,796)           --             --               --             --            --
Payments on termination                          (13,110)           --         (3,337)            (470)        (6,295)       (1,196)
Contract maintenance charge                          (42)           (8)          (162)              --            (79)            9
Transfers among the sub-accounts
  and with the Fixed Account - net               (55,619)        5,436         73,217          (13,479)       104,733        17,988
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                       (4,351)       98,189        336,007          232,903        323,058       100,295
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 (4,460)       95,117        240,791          222,631        210,173       100,212

NET ASSETS AT BEGINNING OF PERIOD                 96,116           999        222,631               --        161,471        61,259
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      91,656  $     96,116  $     463,422    $     222,631  $     371,644  $    161,471
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        10,338           108         27,560               --         19,369         6,891
   Units issued                                   10,112        10,230         61,959           31,465         68,158        13,463
   Units redeemed                                (10,717)           --        (16,015)          (3,905)       (21,494)         (985)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               9,733        10,338         73,504           27,560         66,033        19,369
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Oppenheimer                                                  Oppenheimer
                                                Aggressive Growth              Oppenheimer Bond            Capital Appreciation
                                           ---------------------------  ------------------------------  --------------------------

                                                2002          2001           2002           2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,618) $     (3,559) $      32,312    $       2,261  $      (7,079) $     (4,537)
Net realized gains (losses)                      (26,906)       35,875         (1,705)             474        (35,274)       (6,770)
Change in unrealized gains (losses)             (321,148)     (149,039)        39,178           (1,486)      (270,053)      (23,660)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (355,672)     (116,723)        69,785            1,249       (312,406)      (34,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         517,325       853,299        727,986          253,459        440,452       861,009
Benefit payments                                      --            --        (43,585)              --             --            --
Payments on termination                          (47,003)       (5,174)       (10,687)          (1,195)       (20,201)       (3,827)
Contract maintenance charge                         (619)          (93)          (240)              (7)          (258)           (4)
Transfers among the sub-accounts
  and with the Fixed Account - net               316,851        24,574        222,225           26,349         99,989        10,196
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      786,554       872,606        895,699          278,606        519,982       867,374
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                430,882       755,883        965,484          279,855        207,576       832,407

NET ASSETS AT BEGINNING OF PERIOD                852,798        96,915        279,855               --        833,224           817
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,283,680  $    852,798  $   1,245,339    $     279,855  $   1,040,800  $    833,224
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       137,154        10,578         25,776               --        107,889            91
    Units issued                                 178,775       129,483        131,470           27,141        109,405       113,464
    Units redeemed                               (26,390)       (2,907)       (50,762)          (1,365)       (30,703)       (5,666)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             289,539       137,154        106,484           25,776        186,591       107,889
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                          Oppenheimer Main Street
                                          Oppenheimer Global Securities    Oppenheimer High Income            Growth & Income
                                          ----------------------------- ------------------------------  ---------------------------

                                                2002          2001           2002           2001 (l)        2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,023) $     (1,982) $      26,857    $      (1,069) $     (15,209) $     (8,409)
Net realized gains (losses)                       (9,139)       (1,618)        (5,418)              --        (34,548)      (12,296)
Change in unrealized gains (losses)             (126,453)       (5,176)       (33,546)             516       (453,939)      (72,384)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (139,615)       (8,776)       (12,107)            (553)      (503,696)      (93,089)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         286,881       336,170        209,298          220,110      1,222,656     1,174,543
Benefit payments                                      --            --             --               --         (1,266)           --
Payments on termination                          (10,181)         (661)       (11,159)              --       (136,251)      (32,884)
Contract maintenance charge                         (132)           --            (33)              --         (1,400)         (150)
Transfers among the sub-accounts
  and with the Fixed Account - net                63,816        16,790         70,726            4,839        646,965        47,642
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      340,384       352,299        268,832          224,949      1,730,704     1,189,151
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                200,769       343,523        256,725          224,396      1,227,008     1,096,062

NET ASSETS AT BEGINNING OF PERIOD                343,523            --        224,396               --      1,423,943       327,881
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     544,292  $    343,523  $     481,121    $     224,396  $   2,650,951  $  1,423,943
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        41,075            --         23,570               --        173,074        35,354
    Units issued                                  61,217        43,096         46,348           23,571        278,055       153,342
    Units redeemed                               (17,651)       (2,021)       (17,486)              (1)       (49,316)      (15,622)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              84,641        41,075         52,432           23,570        401,813       173,074
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Putnam Variable Trust
                                                 Oppenheimer Variable Account Funds Sub-Accounts               Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                             Oppenheimer Main Street                                            VT American
                                                 Small Cap Growth         Oppenheimer Strategic Bond         Government Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,908) $     (1,048) $      76,572    $       5,828  $      47,881  $    (30,283)
Net realized gains (losses)                       (5,522)           12         (4,940)           8,354         55,493         9,694
Change in unrealized gains (losses)              (73,334)        9,177         48,667            2,747        470,059       115,333
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (83,764)        8,141        120,299           16,929        573,433        94,744
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         301,034       183,252        614,642          950,117        976,099     1,707,591
Benefit payments                                  (8,018)           --             --               --       (479,546)      (86,476)
Payments on termination                           (9,819)       (2,697)       (91,180)         (15,792)      (559,487)     (133,180)
Contract maintenance charge                         (120)          (11)          (689)             (43)            --            73
Transfers among the sub-accounts
  and with the Fixed Account - net               165,123         1,488        831,735          (12,237)     5,699,965     2,775,602
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      448,200       182,032      1,354,508          922,045      5,637,031     4,263,610
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                364,436       190,173      1,474,807          938,974      6,210,464     4,358,354

NET ASSETS AT BEGINNING OF PERIOD                192,269         2,096      1,029,066           90,092      4,836,537       478,183
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     556,705  $    192,269  $   2,503,873    $   1,029,066  $  11,047,001  $  4,836,537
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,387           240         96,313            8,730        413,735        43,020
   Units issued                                   75,718        22,505        157,440           94,439        715,110       450,174
   Units redeemed                                (20,195)         (358)       (32,879)          (6,856)      (249,160)      (79,459)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              77,910        22,387        220,874           96,313        879,685       413,735
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                              VT Asia Pacific Growth       VT Capital Appreciation         VT Diversified Income
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (2,812) $     (2,518) $      (7,963)   $      (4,030) $     549,058  $    244,406
Net realized gains (losses)                     (104,351)       (7,799)       (61,522)              (2)       (86,212)      (10,192)
Change in unrealized gains (losses)              140,808       (52,835)      (130,988)         (20,871)      (110,662)     (164,037)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 33,645       (63,152)      (200,473)         (24,903)       352,184        70,177
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           2,630        10,387        225,574          247,675        585,727     1,437,073
Benefit payments                                  (4,237)           --        (16,977)              --        (59,040)      (53,060)
Payments on termination                          (21,299)       (6,944)       (36,000)         (10,003)      (328,267)     (179,377)
Contract maintenance charge                           --            34             --               14             --           457
Transfers among the sub-accounts
  and with the Fixed Account - net              (166,609)       (4,451)       156,685          291,279      1,194,764     2,737,783
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (189,515)         (974)       329,282          528,965      1,393,184     3,942,876
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (155,870)      (64,126)       128,809          504,062      1,745,368     4,013,053

NET ASSETS AT BEGINNING OF PERIOD                155,870       219,996        593,070           89,008      7,011,861     2,998,808
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    155,870  $     721,879    $     593,070  $   8,757,229  $  7,011,861
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        21,671        22,952         76,409            9,747        705,368       308,305
   Units issued                                2,134,507         9,246        100,566           77,798        372,080       522,908
   Units redeemed                             (2,156,178)      (10,527)       (55,573)         (11,136)      (235,119)     (125,845)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --        21,671        121,402           76,409        842,329       705,368
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VT The George
                                              Putnam Fund of Boston       VT Global Asset Allocation        VT Global Equity (h)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      84,877  $     40,725  $      11,821    $      (7,135) $     (78,532) $    (79,151)
Net realized gains (losses)                     (101,776)        7,883       (139,516)          69,788     (1,066,670)    1,039,687
Change in unrealized gains (losses)           (1,022,019)      (64,842)      (103,220)        (160,820)      (475,468)   (3,218,965)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (1,038,918)      (16,234)      (230,915)         (98,167)    (1,620,670)   (2,258,429)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,565,502     3,082,687        199,065          850,802        454,062     2,033,772
Benefit payments                                (127,958)      (80,522)       (13,867)          (9,462)       (78,735)      (14,033)
Payments on termination                         (465,024)     (433,554)       (38,113)         (70,157)      (371,681)     (368,299)
Contract maintenance charge                           --           464             --              120             --           888
Transfers among the sub-accounts
  and with the Fixed Account - net             2,492,718     2,536,008       (261,148)         364,490        693,397     1,902,161
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
   from capital transactions                   3,465,238     5,105,083       (114,063)       1,135,793        697,043     3,554,489
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS              2,426,320     5,088,849       (344,978)       1,037,626       (923,627)    1,296,060

NET ASSETS AT BEGINNING OF PERIOD              8,131,971     3,043,122      1,826,389          788,763      7,127,149     5,831,089
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  10,558,291  $  8,131,971  $   1,481,411    $   1,826,389  $   6,203,522  $  7,127,149
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       804,203       302,290        201,368           78,479        957,843       536,592
   Units issued                                  628,003       628,570         94,346          160,059      7,049,003       624,564
   Units redeemed                               (273,975)     (126,657)      (105,784)         (37,170)    (6,818,225)     (203,313)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           1,158,231       804,203        189,930          201,368      1,188,621       957,843
                                           =============  ============  =============    =============  =============  ============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                               VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      81,055  $     16,576  $     (33,751)   $     (43,926) $     (86,848) $    (75,160)
Net realized gains (losses)                     (694,990)      224,923       (709,677)        (306,117)      (382,462)      (51,408)
Change in unrealized gains (losses)           (8,360,574)   (2,529,260)      (283,633)      (1,076,038)    (1,298,547)   (1,024,049)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (8,974,509)   (2,287,761)    (1,027,061)      (1,426,081)    (1,767,857)   (1,150,617)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       4,602,606    10,841,449        131,908          409,760        489,764     1,610,547
Benefit payments                                (369,094)     (303,994)       (43,418)          (8,899)      (115,412)       (9,798)
Payments on termination                       (2,048,469)   (1,765,681)      (119,724)        (260,915)      (439,905)     (327,751)
Contract maintenance charge                           --         3,017             --              539             --           747
Transfers among the sub-accounts
  and with the Fixed Account - net             3,603,492    12,291,051       (381,306)       1,227,075        123,157     2,570,470
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    5,788,535    21,065,842       (412,540)       1,367,560         57,604     3,844,215
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (3,185,974)   18,778,081     (1,439,601)         (58,521)    (1,710,253)    2,693,598

NET ASSETS AT BEGINNING OF PERIOD             38,583,844    19,805,763      3,478,015        3,536,536      7,599,774     4,906,176
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  35,397,870  $ 38,583,844  $   2,038,414    $   3,478,015  $   5,889,521  $  7,599,774
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     4,244,481     2,026,103        697,881          475,734        662,760       337,301
    Units issued                               1,703,336     2,911,455         99,104          397,635        197,957       452,258
    Units redeemed                            (1,108,423)     (693,077)      (209,651)        (175,488)      (206,381)     (126,799)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           4,839,394     4,244,481        587,334          697,881        654,336       662,760
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT High Yield                  VT Income               VT International Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     434,497  $    224,792  $     476,576    $     189,136  $     (47,888) $    (93,512)
Net realized gains (losses)                     (113,013)      (22,190)         3,206           10,924     (1,088,302)      706,668
Change in unrealized gains (losses)             (425,032)     (189,598)       482,626           55,819       (638,125)   (2,812,178)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (103,548)       13,004        962,408          255,879     (1,774,315)   (2,199,022)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         616,127     1,450,650      1,983,496        4,220,783        794,984     2,269,201
Benefit payments                                 (31,268)      (16,627)      (165,870)         (18,242)       (67,241)     (105,612)
Payments on termination                         (203,015)      (96,789)      (848,154)        (426,091)      (344,514)     (347,745)
Contract maintenance charge                           --           173             --              355             --         1,192
Transfers among the sub-accounts
  and with the Fixed Account - net               136,413     1,317,388      4,910,577        4,805,874      2,134,523     2,818,044
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      518,257     2,654,795      5,880,049        8,582,679      2,517,752     4,635,080
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                414,709     2,667,799      6,842,457        8,838,558        743,437     2,436,058

NET ASSETS AT BEGINNING OF PERIOD              3,806,563     1,138,764     11,166,626        2,328,068     10,260,226     7,824,168
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   4,221,272  $  3,806,563  $  18,009,083    $  11,166,626  $  11,003,663  $ 10,260,226
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       414,820       126,880      1,018,684          225,137      1,023,299       607,250
    Units issued                                 162,514       342,925        918,727          927,355      5,621,104       629,385
    Units redeemed                              (108,150)      (54,985)      (395,862)        (133,808)    (5,175,550)     (213,336)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             469,184       414,820      1,541,549        1,018,684      1,468,853     1,023,299
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                VT International               VT International
                                                Growth and Income              New Opportunities               VT Investors
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (20,328) $     (6,562) $     (16,922)   $     (33,794) $    (178,037) $   (203,907)
Net realized gains (losses)                       81,807        46,420       (183,989)        (383,372)    (1,403,549)     (330,667)
Change in unrealized gains (losses)             (177,522)     (505,177)        35,115         (578,196)    (3,210,257)   (4,131,863)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (116,043)     (465,319)      (165,796)        (995,362)    (4,791,843)   (4,666,437)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         218,906       714,317         39,871          400,243      1,060,118     4,557,817
Benefit payments                                 (31,753)      (12,004)       (27,483)          (6,601)      (161,884)     (241,599)
Payments on termination                          (85,926)     (118,061)      (117,692)        (100,296)      (771,532)   (1,191,241)
Contract maintenance charge                           --           254            (25)             451             --         2,135
Transfers among the sub-accounts
  and with the Fixed Account - net               682,868       435,838        802,503          191,102         53,101     5,761,311
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      784,095     1,020,344        697,174          484,899        179,803     8,888,423
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                668,052       555,025        531,378         (510,463)    (4,612,040)    4,221,986

NET ASSETS AT BEGINNING OF PERIOD              2,225,168     1,670,143      2,448,547        2,959,010     18,236,845    14,014,859
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,893,220  $  2,225,168  $   2,979,925    $   2,448,547  $  13,624,805  $ 18,236,845
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       259,649       152,175        318,047          269,398      2,525,362     1,433,516
    Units issued                               3,959,858       172,772      6,714,685          145,163        688,969     1,637,882
    Units redeemed                            (3,808,143)      (65,298)    (6,462,309)         (96,514)      (696,588)     (546,036)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             411,364       259,649        570,423          318,047      2,517,743     2,525,362
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 VT Money Market             VT New Opportunities                VT New Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,145) $    148,343  $    (154,571)   $    (175,753) $     (24,345) $    (17,146)
Net realized gains (losses)                           --            --     (2,342,828)       1,634,385        (18,435)       33,095
Change in unrealized gains (losses)                   --            --     (2,309,747)      (6,719,016)    (1,074,247)       20,108
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (21,145)      148,343     (4,807,146)      (5,260,384)    (1,117,027)       36,057
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       7,717,337     3,387,191        931,162        3,341,166        924,873     1,574,190
Benefit payments                                (244,717)     (244,278)      (101,273)        (159,114)       (85,489)      (33,319)
Payments on termination                       (1,478,857)   (1,258,641)      (583,474)        (655,497)      (266,709)      (86,442)
Contract maintenance charge                          (75)          395             --            2,117             --           136
Transfers among the sub-accounts
  and with the Fixed Account - net            (5,499,123)    6,231,955       (680,284)       3,728,788      1,469,297     2,326,065
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      494,565     8,116,622       (433,869)       6,257,460      2,041,972     3,780,630
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                473,420     8,264,965     (5,241,015)         997,076        924,945     3,816,687

NET ASSETS AT BEGINNING OF PERIOD             10,855,422     2,590,457     14,891,393       13,894,317      4,707,162       890,475
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  11,328,842  $ 10,855,422  $   9,650,378    $  14,891,393  $   5,632,107  $  4,707,162
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       992,386       242,264      1,962,506        1,214,985        429,883        83,776
  Units issued                                12,709,141     1,534,686        343,279        1,150,661        382,774       413,549
  Units redeemed                             (12,659,413)     (784,564)      (430,631)        (403,140)      (197,443)      (67,442)
                                           -------------  ------------  -------------    -------------  -------------  ------------
Units outstanding at end of period             1,042,114       992,386      1,875,154        1,962,506        615,214       429,883
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                            VT OTC & Emerging Growth             VT Research                 VT Small Cap Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (29,936) $    (38,726) $     (48,031)   $     (53,007) $     (64,566) $    (40,574)
Net realized gains (losses)                     (799,166)     (455,148)      (364,884)         159,712         16,257        32,251
Change in unrealized gains (losses)             (169,251)   (1,479,065)    (1,412,243)      (1,163,206)    (1,383,462)      478,615
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (998,353)   (1,972,939)    (1,825,158)      (1,056,501)    (1,431,771)      470,292
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          64,641       777,878        770,492        1,673,571        975,293     1,481,580
Benefit payments                                  (9,581)      (45,240)      (103,072)         (45,589)       (54,567)       (2,272)
Payments on termination                         (125,519)      (92,248)      (268,723)        (421,712)      (289,600)     (175,819)
Contract maintenance charge                           --           519             --              579             --           222
Transfers among the sub-accounts
  and with the Fixed Account - net              (104,693)      974,160        682,552        2,797,402      1,271,785     1,919,055
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (175,152)    1,615,069      1,081,249        4,004,251      1,902,911     3,222,766
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (1,173,505)     (357,870)      (743,909)       2,947,750        471,140     3,693,058

NET ASSETS AT BEGINNING OF PERIOD              3,047,515     3,405,385      6,749,175        3,801,425      5,150,130     1,457,072
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,874,010  $  3,047,515  $   6,005,266    $   6,749,175  $   5,621,270  $  5,150,130
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       596,523       355,506        751,583          338,635        349,309       115,092
    Units issued                                 104,905       404,058        334,519          529,970        260,501       327,688
    Units redeemed                              (154,409)     (163,041)      (212,279)        (117,022)      (136,694)      (93,471)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             547,019       596,523        873,823          751,583        473,116       349,309
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT Technology        VT Utilities Growth and Income            VT Vista
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,856) $     (8,685) $      83,220    $      42,120  $     (75,580) $    (84,194)
Net realized gains (losses)                     (787,731)     (161,819)      (419,647)         115,500     (1,030,206)      370,771
Change in unrealized gains (losses)              337,975      (126,280)      (813,800)      (1,086,042)    (1,271,269)   (3,048,984)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (457,612)     (296,784)    (1,150,227)        (928,422)    (2,377,055)   (2,762,407)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          61,238       373,224        322,873        1,487,679        386,924     1,967,227
Benefit payments                                      --            (4)       (30,345)         (16,528)       (38,456)      (82,330)
Payments on termination                          (17,049)      (19,523)      (189,644)        (160,811)      (300,236)     (348,165)
Contract maintenance charge                           --            92             --              369             --           954
Transfers among the sub-accounts
  and with the Fixed Account - net              (466,352)      221,698       (212,354)       1,510,445       (324,890)    2,351,032
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (422,163)      575,487       (109,470)       2,821,154       (276,658)    3,888,718
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (879,775)      278,703     (1,259,697)       1,892,732     (2,653,713)    1,126,311

NET ASSETS AT BEGINNING OF PERIOD                879,775       601,072      4,317,355        2,424,623      7,387,710     6,261,399
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    879,775  $   3,057,658    $   4,317,355  $   4,733,997  $  7,387,710
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       246,240       101,041        485,753          209,218        853,094       469,248
    Units issued                                 241,145       238,119        114,886          358,239        171,508       573,606
    Units redeemed                              (487,385)      (92,920)      (142,010)         (81,704)      (226,826)     (189,760)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --       246,240        458,629          485,753        797,776       853,094
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Scudder Variable Series I
                                                       Putnam Variable Trust Sub-Accounts                       Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                                    VT Voyager                  VT Voyager II               21st Century Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (136,635) $    (31,867) $      (9,325)   $      (3,545) $         (40) $        (66)
Net realized gains (losses)                   (2,707,275)    4,056,082        (31,175)         (18,937)           (24)       (2,679)
Change in unrealized gains (losses)           (4,378,666)  (10,025,495)      (163,350)         (58,150)        (2,738)         (501)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (7,222,576)   (6,001,280)      (203,850)         (80,632)        (2,802)       (3,246)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,789,130     5,293,560        149,869          429,422          3,675            --
Benefit payments                                (177,718)      (79,402)       (22,104)              --             --            --
Payments on termination                       (1,172,861)     (999,420)       (17,153)         (17,244)            --            --
Contract maintenance charge                           --         3,178             --               14             --             1
Transfers among the sub-accounts
  and with the Fixed Account - net              (293,526)    5,925,855        709,275          122,888             --          (929)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      145,025    10,143,771        819,887          535,080          3,675          (928)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (7,077,551)    4,142,491        616,037          454,448            873        (4,174)

NET ASSETS AT BEGINNING OF PERIOD             25,006,570    20,864,079        544,402           89,954          4,999         9,173
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  17,929,019  $ 25,006,570  $   1,160,439    $     544,402  $       5,872  $      4,999
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,800,185     1,766,998        108,953           12,302            485           679
    Units issued                                 709,702     1,575,796        268,979          108,838            493           485
    Units redeemed                              (711,715)     (542,609)       (43,926)         (12,187)            (1)         (679)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           2,798,172     2,800,185        334,006          108,953            977           485
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                     Balanced                        Bond                      Capital Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          22  $        (10) $         401    $         131  $         (20) $         (5)
Net realized gains (losses)                           (8)           (1)            (1)              --             (6)           (1)
Change in unrealized gains (losses)               (1,236)          (26)           495               66         (1,038)          (40)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 (1,222)          (37)           895              197         (1,064)          (46)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           7,481            --          7,351               --          3,675            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 1,751         3,192            310            7,627             --         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        9,232         3,192          7,661            7,627          3,675         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  8,010         3,155          8,556            7,824          2,611         1,541

NET ASSETS AT BEGINNING OF PERIOD                  3,155            --          7,824               --          1,541            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      11,165  $      3,155  $      16,380    $       7,824  $       4,152  $      1,541
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           287            --            691               --            150            --
    Units issued                                     982           287            665              691            425           150
    Units redeemed                                   (65)           --             --               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               1,204           287          1,356              691            575           150
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 Global Discovery              Growth and Income               International
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $         (24) $         (5) $         (19)   $          13  $          (8) $        (13)
Net realized gains (losses)                           (6)           (1)           (24)              87            (23)          703
Change in unrealized gains (losses)                 (866)          (71)        (2,889)            (657)        (1,328)       (2,197)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (896)          (77)        (2,932)            (557)        (1,359)       (1,507)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           3,676            --          7,481               --          3,674            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                    --         1,597          1,759            7,599             --         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        3,676         1,597          9,240            7,599          3,674         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  2,780         1,520          6,308            7,042          2,315         4,504

NET ASSETS AT BEGINNING OF PERIOD                  1,520            --          7,042               --          4,504            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $       4,300  $      1,520  $      13,350    $       7,042  $       6,819  $      4,504
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           121            --            778               --            530            --
    Units issued                                     310           121          1,236              778            462           530
    Units redeemed                                    --            --            (78)              --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                 431           121          1,936              778            992           530
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Scudder Variable
                                                  Scudder Variable Series I Sub-Accounts             Series II Sub-Account
                                             ------------------------------------------------   -------------------------------

                                              Large Growth
                                                Company                 Money Market                        Growth
                                             --------------   -------------------------------   ------------------------------

                                                2001 (m)           2002             2001             2002           2001 (m)
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $           (7)  $           --   $          195   $          (21)  $          (16)
Net realized gains (losses)                            (774)              --               --               (8)              (2)
Change in unrealized gains (losses)                      --               --               --           (1,057)            (286)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                      (781)              --              195           (1,086)            (304)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                 --               --               --               --               --
Benefit payments                                         --               --               --               --               --
Payments on termination                                  --               --               --               --               --
Contract maintenance charge                              --               --                3               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net                      781               --          (22,227)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                             781               --          (22,224)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                        --               --          (22,029)            (774)           3,333

NET ASSETS AT BEGINNING OF PERIOD                        --               --           22,029            3,333               --
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $           --   $           --   $           --   $        2,559   $        3,333
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --               --            1,996              395               --
    Units issued                                        395               --            3,091               38              395
    Units redeemed                                     (395)              --           (5,087)              --               --
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                     --               --               --              433              395
                                             ==============   ==============   ==============   ==============   ==============

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Van Kampen Life Investment Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   LIT Comstock               LIT Domestic Income           LIT Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001         2002 (i)         2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,161) $     (2,636) $      13,155    $        (212) $      (4,094) $     (2,475)
Net realized gains (losses)                      (17,208)       (2,018)       (13,219)              11        (32,289)       (2,464)
Change in unrealized gains (losses)             (164,779)      (22,066)          (662)             662       (145,513)      (57,203)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (187,148)      (26,720)          (726)             461       (181,896)      (62,142)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         675,394       442,948        160,541           76,228        292,917       244,849
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (25,542)       (3,928)        (2,967)            (529)       (10,378)       (1,684)
Contract maintenance charge                         (273)          (11)            (8)              --           (150)           10
Transfers among the sub-accounts
  and with the Fixed Account - net               151,357        16,704       (238,135)           5,135         36,594        24,949
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      800,936       455,713        (80,569)          80,834        318,983       268,124
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                613,788       428,993        (81,295)          81,295        137,087       205,982

NET ASSETS AT BEGINNING OF PERIOD                432,893         3,900         81,295               --        330,265       124,283
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,046,681  $    432,893  $          --    $      81,295  $     467,352  $    330,265
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        38,811           337          7,234               --         65,356        16,637
    Units issued                                 103,798        44,920         24,428            7,283        106,797        50,319
    Units redeemed                               (24,925)       (6,446)       (31,662)             (49)       (33,432)       (1,600)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             117,684        38,811             --            7,234        138,721        65,356
                                           =============  ============  =============    =============  =============  ============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Wells Fargo Variable
                                               Van Kampen Life Investment Trust Sub-Accounts          Trust Sub-Accounts
                                             ------------------------------------------------   -------------------------------

                                             LIT Government           LIT Money Market          Wells Fargo VT Asset Allocation
                                             --------------   -------------------------------   -------------------------------

                                                2002 (j)           2002           2001 (l)           2002             2001
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $       (2,540)  $         (967)  $        9,822   $        2,977   $          334
Net realized gains (losses)                           4,280               --               --           (2,280)           1,890
Change in unrealized gains (losses)                  16,487               --               --          (44,376)          (3,348)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    18,227             (967)           9,822          (43,679)          (1,124)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            214,639        1,069,697        1,954,846          192,625          114,671
Benefit payments                                         --         (242,881)              --               --               --
Payments on termination                             (14,126)         (77,902)          (7,530)         (24,449)          (1,080)
Contract maintenance charge                             (31)            (187)              (3)            (184)               1
Transfers among the sub-accounts
  and with the Fixed Account - net                  277,122          (25,192)        (613,513)         186,483              622
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         477,604          723,535        1,333,800          354,475          114,214
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   495,831          722,568        1,343,622          310,796          113,090

NET ASSETS AT BEGINNING OF PERIOD                        --        1,343,622               --          119,765            6,675
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      495,831   $    2,066,190   $    1,343,622   $      430,561   $      119,765
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --          129,426               --           13,021              667
    Units issued                                     62,595          217,804          215,312           48,396           12,470
    Units redeemed                                  (16,003)        (148,112)         (85,886)          (7,025)            (116)
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 46,592          199,118          129,426           54,392           13,021
                                             ==============   ==============   ==============   ==============   ==============

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------

                                                          Wells Fargo Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------

                                              Wells Fargo VT Equity-Income          Wells Fargo VT Growth
                                             -------------------------------   -------------------------------

                                                  2002             2001             2002             2001
                                             --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $          863   $          (88)  $         (716)  $         (278)
Net realized gains (losses)                          (7,377)           1,813           (9,012)           2,605
Change in unrealized gains (losses)                 (24,849)          (5,590)         (10,645)          (7,135)
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                   (31,363)          (3,865)         (20,373)          (4,808)
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            140,144           75,175           54,133           32,620
Benefit payments                                         --               --               --               --
Payments on termination                              (7,734)            (740)            (484)              --
Contract maintenance charge                             (46)              --              (42)             (18)
Transfers among the sub-accounts
  and with the Fixed Account - net                      545            9,155           39,505            4,000
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         132,909           83,590           93,112           36,602
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   101,546           79,725           72,739           31,794

NET ASSETS AT BEGINNING OF PERIOD                    82,475            2,750           35,321            3,527
                                             --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      184,021   $       82,475   $      108,060   $       35,321
                                             ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period            8,467              264            4,893              390
    Units issued                                     19,858            8,280           16,225            4,506
    Units redeemed                                   (4,629)             (77)            (675)              (3)
                                             --------------   --------------   --------------   --------------
  Units outstanding at end of period                 23,696            8,467           20,443            4,893
                                             ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues fifteen variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                AIM VARIABLE INSURANCE FUNDS SERIES II
         AIM V.I. Aggressive Growth                                  (CONTINUED)
         AIM V.I. Balanced                                           AIM V.I. Basic Value II
         AIM V.I. Basic Value                                        AIM V. I. Blue Chip II
         AIM V.I. Blue Chip                                          AIM V. I. Capital Appreciation II
         AIM V.I. Capital Appreciation                               AIM V. I. Capital Development II
         AIM V.I. Capital Development                                AIM V. I. Core Equity II
         AIM V.I. Core Equity (Previously known as                   AIM V. I. Dent Demographics II
            AIM V.I. Growth and Income)                              AIM V. I. Diversified Income II
         AIM V.I. Dent Demographics                                  AIM V. I. Global Utilities II
         AIM V.I. Diversified Income                                 AIM V. I. Government Securities II
         AIM V.I. Global Utilities                                   AIM V. I. Growth II
         AIM V.I. Government Securities                              AIM V. I. High Yield II
         AIM V.I. Growth                                             AIM V. I. International Growth II
         AIM V.I. High Yield                                         AIM V. I. Mid Cap Core Equity II
         AIM V.I. International Growth (Previously known             AIM V. I. Money Market II
            AIM V.I. International Equity)                           AIM V. I. New Technology II
         AIM V.I. Mid Cap Core Equity (Previously                    AIM V. I. Premier Equity II
            known as Mid Cap Equity)                              DELAWARE GROUP PREMIUM FUND, INC.
         AIM V.I. Money Market                                       Delaware VIP GP Small Cap Value
         AIM V.I. New Technology                                     Delaware VIP GP Trend
         AIM V. I. Premier Equity (Previously known               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
            as AIM V.I. Value)                                       Dreyfus Socially Responsible Growth Fund
      AIM VARIABLE INSURANCE FUNDS SERIES II                      DREYFUS STOCK INDEX FUND
         AIM V.I. Aggressive Growth II                               Dreyfus Stock Index Fund
         AIM V.I. Balanced II

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      DREYFUS VARIABLE INVESTMENT FUND                            PUTNAM VARIABLE TRUST (CONTINUED)
         VIF Capital Appreciation                                    VT Global Equity (Previously known as
         VIF Growth & Income                                           Global Growth)
         VIF Money Market                                            VT Growth and Income
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      VT Growth Opportunities
         VIP Contrafund                                              VT Health Sciences
         VIP Equity-Income                                           VT High Yield
         VIP Growth                                                  VT Income
         VIP Growth Opportunities                                    VT International Growth
         VIP High Income                                             VT International Growth and Income
         VIP Index 500                                               VT International New Opportunities
         VIP Investment Grade Bond                                   VT Investors
         VIP Overseas                                                VT Money Market
      FRANKLIN TEMPLETON VARIABLE INSURANCE                          VT New Opportunities
       PRODUCTS TRUST                                                VT New Value
         Mutual Shares Securities                                    VT OTC & Emerging Growth
         Templeton Asset Strategy                                    VT Research
         Templeton Foreign Securities (Previously                    VT Small Cap Value
            known as Templeton International                         VT Technology (Closed 10/11/2002)
            Securities)                                              VT Utilities Growth and Income
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                         VT Vista
         VIT CORE Small Cap Equity                                   VT Voyager
      HSBC VARIABLE INSURANCE FUNDS                                  VT Voyager II
         HSBC VI Cash Management                                  SCUDDER VARIABLE SERIES I
         HSBC VI Fixed Income                                        21st Century Growth
         HSBC VI Growth & Income                                     Balanced
      MFS VARIABLE INSURANCE TRUST                                   Bond
         MFS Bond                                                    Capital Growth
         MFS Emerging Growth                                         Global Discovery
         MFS High Income                                             Growth and Income
         MFS Investors Trust                                         International
         MFS New Discovery                                           Large Company Growth (merged into Scudder
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                               Variable Series II Growth)
         Oppenheimer Aggressive Growth                               Money Market*
         Oppenheimer Bond                                         SCUDDER VARIABLE SERIES II
         Oppenheimer Capital Appreciation                            Growth
         Oppenheimer Global Securities                            VAN KAMPEN LIFE INVESTMENT TRUST
         Oppenheimer High Income                                     LIT Comstock
         Oppenheimer Main Street Growth & Income                     LIT Domestic Income (Merged into LIT
         Oppenheimer Main Street Small Cap Growth                      Government)
         Oppenheimer Strategic Bond                                  LIT Emerging Growth
      PUTNAM VARIABLE TRUST                                          LIT Government
         VT American Government Income                               LIT Money Market
         VT Asia Pacific Growth (Closed 10/11/2002)               WELLS FARGO VARIABLE TRUST
         VT Capital Appreciation                                     Wells Fargo VT Asset Allocation
         VT Diversified Income                                       Wells Fargo VT Equity Income
         VT The George Putnam Fund of Boston                         Wells Fargo VT Growth
         VT Global Asset Allocation

         * This Fund was available, but had no Fund activity as of December 31, 2002.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.    EXPENSES (CONTINUED)

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                               Purchases
                                                                             -------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                             $     794,518
     AIM V. I. Balanced                                                          2,927,564
     AIM V. I. Basic Value                                                       1,941,829
     AIM V. I. Blue Chip                                                         1,854,548
     AIM V. I. Capital Appreciation                                              1,409,734
     AIM V. I. Capital Development                                                 244,099
     AIM V. I. Core Equity (a)                                                   1,442,338
     AIM V. I. Dent Demographics                                                   220,334
     AIM V. I. Diversified Income                                                1,524,930
     AIM V. I. Global Utilities                                                    397,729
     AIM V. I. Government Securities                                             5,399,662
     AIM V. I. Growth                                                              662,866
     AIM V. I. High Yield                                                          513,158
     AIM V. I. International Growth (b)                                          1,155,395
     AIM V. I. Mid Cap Core Equity (c)                                             724,309
     AIM V. I. Money Market                                                      2,634,248
     AIM V. I. New Technology                                                      179,055
     AIM V. I. Premier Equity (d)                                                2,514,903

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II (e)                                             23,103
     AIM V. I. Balanced II (e)                                                      72,060
     AIM V. I. Basic Value II (e)                                                   72,076
     AIM V. I. Blue Chip II (e)                                                     37,001
     AIM V. I. Capital Appreciation II (e)                                           4,750
     AIM V. I. Capital Development II (e)                                            3,067
     AIM V. I. Core Equity II (e)                                                   26,842
     AIM V. I. Dent Demographics II (e)                                              9,339
     AIM V. I. Diversified Income II (e)                                            49,959
     AIM V. I. Global Utilities II (e)                                              22,108
     AIM V. I. Government Securities II (e)                                      1,820,797
     AIM V. I. Growth II (e)                                                         7,954
     AIM V. I. High Yield II (e)                                                    10,634
     AIM V. I. International Growth II (e)                                           1,910
     AIM V. I. Mid Cap Core Equity II (e)                                           11,240
     AIM V. I. Money Market II (e)                                                 239,962
     AIM V. I. New Technology II (e)                                                    24
     AIM V. I. Premier Equity II (e)                                                10,492

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                             $   1,213,655
     Delaware GP Trend                                                             437,538

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                       74,890

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                    3,111,146

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                      469,771
     VIF Growth & Income                                                               100
     VIF Money Market                                                                  101

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                              1,283,550
     VIP Equity-Income                                                           2,481,152
     VIP Growth                                                                  1,886,542
     VIP Growth Opportunities                                                      207,547
     VIP High Income                                                               180,746
     VIP Index 500                                                               1,169,764
     VIP Investment Grade Bond                                                   1,434,608
     VIP Overseas                                                                  501,031

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Mutual Shares Securities                                                          471
     Templeton Asset Strategy                                                      238,388
     Templeton Foreign Securities (f)                                              577,222

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Account:
     VIT CORE Small Cap Equity                                                         100

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                     2,647,620
     HSBC VI Fixed Income                                                        1,253,210
     HSBC VI Growth & Income                                                       842,254

(f) Previously known as Templeton International Securities

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                $   1,034,737
     MFS Emerging Growth                                                               100
     MFS High Income                                                                84,735
     MFS Investors Trust                                                           439,839
     MFS New Discovery                                                             381,812

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                 856,095
     Oppenheimer Bond                                                            1,094,050
     Oppenheimer Capital Appreciation                                              604,358
     Oppenheimer Global Securities                                                 375,898
     Oppenheimer High Income                                                       341,041
     Oppenheimer Main Street Growth & Income                                     1,903,819
     Oppenheimer Main Street Small Cap Growth                                      501,150
     Oppenheimer Strategic Bond                                                  1,680,904

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                               7,310,238
     VT Asia Pacific Growth (g)                                                  8,840,844
     VT Capital Appreciation                                                       550,130
     VT Diversified Income                                                       3,069,805
     VT The George Putnam Fund of Boston                                         4,712,677
     VT Global Asset Allocation                                                    704,738
     VT Global Equity (h)                                                       22,070,380
     VT Growth  Opportunities                                                      266,676
     VT Growth and Income                                                        9,458,505
     VT Health Sciences                                                          1,197,340
     VT High Yield                                                               1,569,076
     VT Income                                                                   7,784,041
     VT International Growth                                                    26,904,117
     VT International Growth and Income                                         18,723,590
     VT International New Opportunities                                         20,270,831
     VT Investors                                                                2,157,728
     VT Money Market                                                            98,875,489
     VT New Opportunities                                                        1,158,449
     VT New Value                                                                3,068,251
     VT OTC & Emerging Growth                                                      227,949
     VT Research                                                                 1,791,637
     VT Small Cap Value                                                          2,832,033
     VT Technology (g)                                                             651,941
     VT Utilities Growth and Income                                                759,475
     VT Vista                                                                      697,568
     VT Voyager                                                                  2,898,637
     VT Voyager II                                                                 953,080

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                     $       3,670
     Balanced                                                                        9,612
     Bond                                                                            8,152
     Capital Growth                                                                  3,677
     Global Discovery                                                                3,673
     Growth and Income                                                               9,591
     International                                                                   3,705

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                            309

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                  874,659
     LIT Domestic Income (i)                                                       184,853
     LIT Emerging Growth                                                           411,847
     LIT Government (j)                                                            569,722
     LIT Money Market                                                            1,563,535

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                               399,808
     Wells Fargo VT Equity Income                                                  175,204
     Wells Fargo VT Growth                                                         131,559
                                                                             -------------

                                                                             $ 312,133,282
                                                                             =============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

      As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense             Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
      AIM V. I. Aggressive Growth
        2002                                        $   6.12 - $    7.90          0.00 %    1.10 % - 1.70 %   -23.78 %- -23.51 %
        2001                                            8.02 -     10.31          0.00      1.10   - 1.45     -27.13  - -26.88
      AIM V. I. Balanced
        2002                                            6.59 -      8.86          2.72      1.10   - 1.70     -18.30  - -18.01
        2001                                            7.94 -     10.85          2.44      1.10   - 1.45     -12.71  - -12.40
      AIM V. I. Basic Value
        2002                                            7.93 -      8.63          0.00      1.10   - 1.70     -23.27  - -23.00
        2001 (k)                                       11.20 -     11.21          0.21      1.10   - 1.45      12.00  -  12.10
      AIM V. I. Blue Chip
        2002                                            4.90 -      7.37          0.00      1.10   - 1.70     -27.23  - -26.97
        2001                                            6.24 -      6.78          0.02      1.10   - 1.45     -23.66  - -23.39
      AIM V. I. Capital Appreciation
        2002                                            4.32 -     10.57          0.00      1.10   - 1.70     -25.45  - -25.18
        2001                                            5.78 -     14.18          0.00      1.10   - 1.45     -24.39  - -24.12
      AIM V. I. Capital Development
        2002                                            8.14 -      8.81          0.00      1.10   - 1.70     -22.49  - -22.22
        2001                                            9.67 -     11.37          0.00      1.10   - 1.45      -9.42  -  -9.10

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
      AIM V. I. Core Equity (a)
        2002                                        $   5.19 - $   12.86          0.31 %    1.10 % - 1.70 %   -16.80 %- -16.51 %
        2001                                            6.23 -     15.46          0.05      1.10   - 1.45     -23.95  - -23.68
      AIM V. I. Dent Demographics
        2002                                            3.54 -      6.78          0.00      1.10   - 1.50     -33.18  - -32.94
        2001                                            5.29 -      5.33          0.00      1.10   - 1.45     -32.90  - -32.66
      AIM V. I. Diversified Income
        2002                                            9.94 -     11.89          7.98      1.10   - 1.70       0.82  -   1.18
        2001                                            9.69 -     11.79          7.57      1.10   - 1.45       2.09  -   2.45
      AIM V. I. Global Utilities
        2002                                            5.28 -     10.26          2.84      1.10   - 1.70     -26.61  - -26.35
        2001                                            7.19 -     13.98          1.43      1.10   - 1.45     -28.97  - -28.72
      AIM V. I. Government Securities
        2002                                           10.64 -     13.76          2.40      1.10   - 1.70       8.02  -   8.40
        2001                                           11.31 -     12.74          4.24      1.10   - 1.45       4.87  -   5.24
      AIM V. I. Growth
        2002                                            3.70 -      8.78          0.00      1.10   - 1.70     -31.97  - -31.73
        2001                                            4.92 -     12.90          0.20      1.10   - 1.45     -34.84  - -34.61
      AIM V. I. High Yield
        2002                                            6.91 -      9.17          0.00      1.10   - 1.70      -7.20  -  -6.87
        2001                                            7.44 -      7.84         17.67      1.10   - 1.45      -6.37  -  -6.04
      AIM V. I. International Growth (b)
        2002                                            5.09 -      9.96          0.60      1.10   - 1.70     -16.89  - -16.60
        2001                                            6.11 -     11.98          0.31      1.10   - 1.45     -24.64  - -24.37
      AIM V. I. Mid Cap Core Equity (c)
        2002                                            9.07 -      9.99          0.00      1.10   - 1.70     -12.38  - -12.07
        2001 (k)                                       11.36 -     11.37          0.27      1.10   - 1.45      13.57  -  13.67
      AIM V. I. Money Market
        2002                                           10.69 -     12.20          1.19      1.10   - 1.45      -0.27  -   0.08
        2001                                           10.71 -     12.23          3.29      1.10   - 1.45       2.12  -   2.48
      AIM V. I. New Technology
        2002                                            5.65 -      5.71          0.00      1.10   - 1.70     -45.93  - -45.73
        2001                                           10.45 -     10.52          2.00      1.10   - 1.45     -48.23  - -48.05

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
     AIM V. I. Premier Equity (d)
        2002                                        $   5.15 - $   11.26          0.31 %    1.10 % - 1.70 %   -31.27 %- -31.02 %
        2001                                            6.98 -     16.38          0.13      1.10   - 1.45     -13.83  - -13.53

Investments in the AIM Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II
        2002 (e)                                        8.04 -      8.04          0.00      1.45   - 1.50     -19.64  - -19.61
      AIM V. I. Balanced II
        2002 (e)                                        8.27 -      8.29          5.05      1.30   - 1.55     -17.34  - -17.14
      AIM V. I. Basic Value II
        2002 (e)                                        7.63 -      7.66          0.00      1.30   - 1.70     -23.66  - -23.35
      AIM V. I. Blue Chip II
        2002 (e)                                        7.70 -      7.72          0.00      1.30   - 1.55     -23.00  - -22.83
      AIM V. I. Capital Appreciation II
        2002 (e)                                        7.42 -      7.45          0.00      1.30   - 1.70     -25.80  - -25.50
      AIM V. I. Capital Development II
        2002 (e)                                        7.72 -      7.73          0.00      1.45   - 1.50     -22.79  - -22.75
      AIM V. I. Core Equity II
        2002 (e)                                        8.29 -      8.31          0.70      1.30   - 1.55     -17.10  - -16.89
      AIM V. I. Dent Demographics II
        2002 (e)                                        6.67 -      6.68          0.00      1.45   - 1.55     -33.31  - -33.24
      AIM V. I. Diversified Income II
        2002 (e)                                       10.00 -     10.02         14.54      1.30   - 1.55      -0.01  -   0.22
      AIM V. I. Global Utilities II
        2002 (e)                                        7.85 -      7.85          7.06      1.50   - 1.50     -21.52  - -21.52
      AIM V. I. Government Securities II
        2002 (e)                                       10.74 -     10.78          2.51      1.30   - 1.70       7.39  -   7.83
      AIM V. I. Growth II
        2002 (e)                                        6.77 -      6.80          0.00      1.30   - 1.70     -32.29  - -32.01
      AIM V. I. High Yield II
        2002 (e)                                        9.28 -      9.29          0.00      1.45   - 1.55      -7.17  -  -7.08
      AIM V. I. International Growth II
        2002 (e)                                        8.28 -      8.30          1.29      1.30   - 1.55     -17.19  - -16.98
      AIM V. I. Mid Cap Core Equity II
        2002 (e)                                        8.74 -      8.76          0.00      1.30   - 1.55     -12.58  - -12.36
      AIM V. I. Money Market II
        2002 (e)                                        9.92 -      9.94          0.27      1.45   - 1.70      -0.81  -  -0.56
      AIM V. I. New Technology II
        2002 (e)                                        5.95 -      5.95          0.00      1.45   - 1.45     -40.48  - -40.48
      AIM V. I. Premier Equity II
        2002 (e)                                        6.84 -      6.85          0.75      1.45   - 1.70     -31.63  - -31.45

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Delaware Group Premium Fund, Inc.
    Sub-Accounts:
      Delaware VIP GP Small Cap Value
        2002                                            $ 11.93 -  $  11.93          1.36 %    1.25 % - 1.25 %    -6.78 %-  -6.78 %
        2001                                              12.80 -     12.80          0.55      1.25   - 1.25      10.43  -  10.43
      Delaware VIP GP Trend
        2002                                               6.12 -      6.12          0.00      1.25   - 1.25     -20.94  - -20.94
        2001                                               7.75 -      7.75          0.00      1.25   - 1.25     -16.40  - -16.40

Investments in the Dreyfus Socially Responsible
    Growth Fund, Inc. Sub-Account:
      Dreyfus Socially Responsible Growth Fund
        2002                                               4.96 -      4.96          0.24      1.25   - 1.25     -29.84  - -29.84
        2001                                               7.07 -      7.07          0.09      1.25   - 1.25     -23.55  - -23.55

Investments in the Dreyfus Stock Index Fund
    Sub-Account:
      Dreyfus Stock Index Fund
        2002                                               6.25 -      6.25          1.61      1.25   - 1.25     -23.33  - -23.33
        2001                                               8.16 -      8.16          1.24      1.25   - 1.25     -13.28  - -13.28

Investments in the Dreyfus Variable Investment Fund
    Sub-Accounts:
      VIF Capital Appreciation
        2002                                               7.31 -      7.31          1.71      1.25   - 1.25     -17.76  - -17.76
        2001                                               8.89 -      8.89          1.52      1.25   - 1.25     -10.45  - -10.45
      VIF Growth & Income
        2002                                               6.53 -      6.53          2.56      1.25   - 1.25     -34.71  - -34.71
        2001                                                  - -         -          0.00      0.00   - 0.00       0.00  -   0.00
      VIF Money Market
        2002                                              10.43 -     10.43          0.00      1.25   - 1.25       4.27  -   4.27
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
      VIP Contrafund
        2002                                               7.29 -      7.72          0.48      1.25   - 1.25     -10.48  - -10.48
        2001                                               8.14 -      8.62          0.30      1.25   - 1.25     -13.35  - -13.35
      VIP Equity-Income
        2002                                               8.32 -      8.32          0.91      1.25   - 1.25     -17.99  - -17.99
        2001                                              10.14 -     10.14          0.24      1.25   - 1.25      -6.15  -  -6.15
      VIP Growth
        2002                                               4.79 -      5.27          0.17      1.25   - 1.25     -30.98  - -30.98
        2001                                               6.93 -      7.63          0.03      1.25   - 1.25     -18.69  - -18.69

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
      VIP Growth Opportunities
        2002                                            $ 6.10 -   $   6.10          0.78 %    1.25 % - 1.25 %   -22.82 %- -22.82 %
        2001                                              7.90 -       7.90          0.13      1.25   - 1.25     -15.50  - -15.50
      VIP High Income
        2002                                              7.47 -       7.47          6.67      1.25   - 1.25       2.15  -   2.15
        2001                                              7.32 -       7.32          0.05      1.25   - 1.25     -12.84  - -12.84
      VIP Index 500
        2002                                              6.02 -       6.02          0.69      1.25   - 1.25     -23.22  - -23.22
        2001 (l)                                          7.85 -       7.85          0.07      1.25   - 1.25     -21.53  - -21.53
      VIP Investment Grade Bond
        2002                                             12.18 -      12.18          1.43      1.25   - 1.25       8.96  -   8.96
        2001                                             11.18 -      11.18          0.05      1.25   - 1.25       7.10  -   7.10
      VIP Overseas
        2002                                              5.50 -       5.71          0.55      1.25   - 1.25     -21.28  - -21.28
        2001                                              6.98 -       7.25          1.29      1.25   - 1.25     -22.16  - -22.16

Investments in the Franklin Templeton Variable
    Insurance Products Trust Sub-Accounts:
      Mutual Shares Securities
        2002                                              8.99 -       8.99          0.00      1.35   - 1.35     -10.07  - -10.07
        2001                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
      Templeton Asset Strategy
        2002                                              8.77 -       8.77          2.19      1.25   - 1.25      -5.58  -  -5.58
        2001                                              9.29 -       9.29          0.66      1.25   - 1.25     -11.08  - -11.08
      Templeton Foreign Securities (f)
        2002                                              7.02 -       7.02          1.54      1.25   - 1.25     -19.58  - -19.58
        2001                                              8.73 -       8.73          2.23      1.25   - 1.25     -17.05  - -17.05

Investments in the Goldman Sachs Variable Insurance
    Products Trust Sub-Account:
      VIT CORE Small Cap Equity
        2002                                              8.30 -       8.30          0.00      1.25   - 1.25     -17.05  - -17.05
        2001                                                 - -          -          0.00      0.00   - 0.00       0.00  -   0.00

(f) Previously known as Templeton International Securities

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the HSBC Variable Insurance Funds
    Sub-Accounts:
      HSBC VI Cash Management
        2002                                            $ 10.28 -  $  10.28          0.78 %    1.25 % - 1.25 %    -0.44 %-  -0.44 %
        2001                                              10.32 -     10.32          2.45      1.25   - 1.25       1.30  -   1.30
      HSBC VI Fixed Income
        2002                                              11.43 -     11.43          3.01      1.25   - 1.25       8.56  -   8.56
        2001                                              10.53 -     10.53          2.64      1.25   - 1.25       3.09  -   3.09
      HSBC VI Growth & Income
        2002                                               6.17 -      6.17          0.29      1.25   - 1.25     -25.86  - -25.86
        2001                                               8.33 -      8.33          0.45      1.25   - 1.25     -18.16  - -18.16

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
        2002                                              11.99 -     11.99          5.69      1.25   - 1.25       7.56  -   7.56
        2001 (l)                                          11.15 -     11.15          0.91      1.25   - 1.25      11.50  -  11.50
      MFS Emerging Growth
        2002                                               3.48 -      3.48          0.00      1.25   - 1.25     -65.19  - -65.19
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00
      MFS High Income
        2002                                               9.42 -      9.42          7.80      1.25   - 1.25       1.28  -   1.28
        2001                                               9.30 -      9.30          1.80      1.25   - 1.25       0.79  -   0.79
      MFS Investors Trust
        2002                                               6.30 -      6.30          0.55      1.25   - 1.25     -21.95  - -21.95
        2001                                               8.08 -      8.08          0.05      1.25   - 1.25     -19.22  - -19.22
      MFS New Discovery
        2002                                               5.63 -      5.63          0.00      1.25   - 1.25     -32.49  - -32.49
        2001                                               8.34 -      8.34          0.00      1.25   - 1.25      -6.22  -  -6.22

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Oppenheimer Variable Account
    Funds Sub-Accounts:
      Oppenheimer Aggressive Growth
        2002                                            $ 3.29 -   $   4.43          0.57 %    1.25 % - 1.25 %   -28.69 %- -28.69 %
        2001                                              6.22 -       6.22          0.54      1.25   - 1.25     -32.13  - -32.13
      Oppenheimer Bond
        2002                                             11.70 -      11.70          6.03      1.25   - 1.25       7.72  -   7.72
        2001 (l)                                         10.86 -      10.86          2.71      1.25   - 1.25       8.57  -   8.57
      Oppenheimer Capital Appreciation
        2002                                              5.58 -       5.58          0.52      1.25   - 1.25     -27.77  - -27.77
        2001                                              7.72 -       7.72          0.04      1.25   - 1.25     -13.68  - -13.68
      Oppenheimer Global Securities
        2002                                              6.43 -       6.43          0.44      1.25   - 1.25     -23.11  - -23.11
        2001                                              8.36 -       8.36          0.03      1.25   - 1.25     -16.37  - -16.37
      Oppenheimer High Income
        2002                                              9.18 -       9.18          8.89      1.25   - 1.25      -3.61  -  -3.61
        2001 (l)                                          9.52 -       9.52          0.01      1.25   - 1.25      -4.80  -  -4.80
      Oppenheimer Main Street Growth & Income
        2002                                              6.25 -       8.66          0.59      1.25   - 1.35     -19.81  - -19.81
        2001                                              8.23 -       8.23          0.37      1.25   - 1.25     -11.29  - -11.29
      Oppenheimer Main Street Small Cap Growth
        2002                                              7.15 -       7.15          0.00      1.25   - 1.25     -16.80  - -16.80
        2001                                              8.59 -       8.59          0.00      1.25   - 1.25      -1.61  -  -1.61
      Oppenheimer Strategic Bond
        2002                                             10.41 -      11.34          5.59      1.25   - 1.35       6.10  -   6.10
        2001                                             10.68 -      10.68          2.27      1.25   - 1.25       3.53  -   3.53

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income
        2002                                            $ 12.06 -  $  12.57          1.88 %    1.25 % - 1.65 %     7.12 %-   7.51 %
        2001                                              11.42 -     11.69          0.00      1.25   - 1.60       4.93  -   5.21
      VT Asia Pacific
        2002 (g)                                            N/A -       N/A          0.00      1.25   - 1.25        N/A  -    N/A
        2001                                               7.19 -      7.19          0.00      1.25   - 1.25     -24.96  - -24.96
      VT Capital Appreciation
        2002                                               5.90 -      5.95          0.13      1.25   - 1.65     -23.59  - -23.32
        2001                                               7.73 -      7.76          0.00      1.25   - 1.60     -15.27  - -14.99
      VT Diversified Income
        2002                                              10.37 -     10.52          8.27      1.25   - 1.65       4.21  -   4.58
        2001                                               9.51 -      9.95          6.22      1.25   - 1.60       1.93  -   2.21
      VT The George Putnam Fund of Boston
        2002                                               9.00 -     10.21          2.24      1.25   - 1.65     -10.21  -  -9.89
        2001                                               9.46 -     11.37          1.90      1.25   - 1.60      -1.09  -  -0.81
      VT Global Asset Allocation
        2002                                               7.51 -      7.84          1.94      1.25   - 1.65     -13.92  - -13.61
        2001                                               8.73 -      9.08          0.73      1.25   - 1.60      -9.94  -  -9.66
      VT Global Equity (h)
        2002                                               3.75 -      5.78          0.06      1.25   - 1.65     -23.64  - -23.37
        2001                                               4.90 -      7.54          0.00      1.25   - 1.60     -30.93  - -30.65
      VT Growth Opportunities
        2002                                               3.47 -      3.48          0.00      1.25   - 1.60     -30.62  - -30.37
        2001                                               4.45 -      5.01          0.00      1.25   - 1.60     -33.23  - -32.95
      VT Growth and Income
        2002                                               7.23 -      8.67          1.54      1.25   - 1.65     -20.33  - -20.00
        2001                                               8.48 -     10.87          1.33      1.25   - 1.65      -7.89  -  -7.57
      VT Health Sciences
        2002                                               7.44 -      9.07          0.00      1.25   - 1.65     -21.62  - -21.34
        2001                                               9.49 -     11.53          0.00      1.25   - 1.60     -21.04  - -20.76
      VT High Yield
        2002                                               8.91 -      9.11         12.16      1.25   - 1.65      -2.31  -  -1.97
        2001                                               8.79 -      9.19         10.36      1.25   - 1.60       2.07  -   2.35
      VT Income
        2002                                              11.67 -     11.88          4.57      1.25   - 1.65       6.16  -   6.54
        2001                                              10.46 -     11.12          3.96      1.25   - 1.60       5.67  -   5.95
      VT International Growth
        2002                                               5.56 -      8.21          0.76      1.25   - 1.65     -19.03  - -18.70
        2001                                               6.86 -     10.10          0.26      1.25   - 1.65     -21.93  - -21.61
      VT International Growth and Income
        2002                                               6.60 -      7.31          0.46      1.25   - 1.65     -15.15  - -14.85
        2001                                               8.14  -     8.58          0.92      1.25   - 1.60     -22.08  - -21.80

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities
        2002                                            $ 3.37 -   $   6.60          0.54 %    1.25 % - 1.65 %   -15.02 %- -14.71 %
        2001                                              3.97 -       7.74          0.00      1.25   - 1.60     -29.85  - -29.57
      VT Investors
        2002                                              4.63 -       5.46          0.16      1.25   - 1.65     -25.09  - -24.83
        2001                                              6.36 -       7.26          0.00      1.25   - 1.60     -26.00  - -25.72
      VT Money Market
        2002                                             10.45 -      10.95          1.40      1.25   - 1.65      -0.43  -  -0.07
        2001                                             10.45 -      10.96          3.58      1.25   - 1.60       2.19  -   2.47
      VT New Opportunities
        2002                                              3.20 -       5.41          0.00      1.25   - 1.65     -31.63  - -31.38
        2001                                              4.68 -       7.89          0.00      1.25   - 1.60     -31.30  - -31.02
      VT New Value
        2002                                              9.04 -      11.29          0.89      1.25   - 1.65     -16.96  - -16.66
        2001                                             10.20 -      13.59          0.51      1.25   - 1.60       1.74  -   2.02
      VT OTC & Emerging Growth
        2002                                              1.46 -       3.44          0.00      1.25   - 1.65     -33.31  - -33.07
        2001                                              2.19 -       5.14          0.00      1.25   - 1.60     -46.66  - -46.38
      VT Research
        2002                                              5.85 -       6.91          0.56      1.25   - 1.65     -23.45  - -23.18
        2001                                              8.24 -       9.00          0.25      1.25   - 1.60     -20.14  - -19.86
      VT Small Cap Value
        2002                                             10.78 -      11.92          0.21      1.25   - 1.65     -19.62  - -19.29
        2001                                             13.41 -      14.77          0.01      1.25   - 1.65      16.33  -  16.65
      VT Technology
        2002 (g)                                            -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                              3.13 -       3.57          0.00      1.25   - 1.60     -40.22  - -39.94
      VT Utilities Growth and Income
        2002                                              6.39 -       6.79          3.51      1.25   - 1.65     -25.30  - -25.04
        2001                                              8.39 -       9.10          2.57      1.25   - 1.60     -23.58  - -23.30
      VT Vista
        2002                                              3.78 -       6.00          0.00      1.25   - 1.65     -31.71  - -31.47
        2001                                              5.56 -       8.76          0.00      1.25   - 1.60     -34.62  - -34.34
      VT Voyager
        2002                                              4.43 -       6.56          0.65      1.25   - 1.65     -27.75  - -27.45
        2001                                              6.12 -       9.05          1.11      1.25   - 1.65     -23.71  - -23.39
      VT Voyager II
        2002                                              3.44 -       3.48          0.00      1.25   - 1.65     -30.71  - -30.46
        2001                                              4.98 -       5.00          0.00      1.25   - 1.60     -31.93  - -31.65

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Scudder Variable Series I
    Sub-Accounts:
      21st Century Growth
        2002                                            $ 6.00 -   $   6.02          0.00 %    0.70 % - 0.80 %   -41.72 %- -41.66 %
        2001                                             10.30 -      10.32          0.00      0.70   - 0.80     -23.77  - -23.63
      Balanced
        2002                                              9.27 -       9.27          1.12      0.80   - 0.80     -15.75  - -15.75
        2001                                             11.01 -      11.01          0.00      0.80   - 0.80      10.05  -  10.05
      Bond
        2002                                             12.06 -      12.11          4.08      0.70   - 0.80       6.79  -   6.90
        2001                                             11.30 -      11.33          4.42      0.70   - 0.80      12.97  -  13.32
      Capital Growth
        2002                                              7.22 -       7.22          0.14      0.80   - 0.80     -29.75  - -29.75
        2001                                             10.27 -      10.27          0.00      0.80   - 0.80       2.72  -   2.72
      Global Discovery
        2002                                              9.98 -       9.98          0.00      0.80   - 0.80     -20.53  - -20.53
        2001                                             12.56 -      12.56          0.00      0.80   - 0.80      25.57  -  25.57
      Growth and Income
        2002                                              6.89 -       6.92          0.58      0.70   - 0.80     -23.74  - -23.66
        2001                                              9.03 -       9.06          1.42      0.70   - 0.80      -9.65  -  -9.37
      International
        2002                                              6.86 -       6.89          0.62      0.70   - 0.80     -19.02  - -18.94
        2001                                              8.47 -       8.50          0.67      0.70   - 0.80     -15.26  - -14.99
      Money Market
        2002                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                             11.39 -      11.39          2.07      0.70   - 0.70       3.18  -   3.18

Investments in the Scudder Variable Series II
    Sub-Account:
      Growth
        2002                                              5.89 -       5.91          0.00      0.70   - 0.80     -29.90  - -29.90
        2001 (m)                                          8.41 -       8.44          0.00      0.70   - 0.80     -23.86  - -23.80

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Van Kampen Life Investment Trust
    Sub-Accounts:
      LIT Comstock
        2002                                            $ 8.89 -   $   8.89          0.57 %    1.25 % - 1.25 %   -20.26 %- -20.26 %
        2001                                             11.15 -      11.15          0.00      1.25   - 1.25      -3.68  -  -3.68
      LIT Domestic Income
        2002 (i)                                            -- -         --         33.91      0.00   - 0.00       0.00  -   0.00
        2001 (l)                                         11.24 -      11.24          0.07      1.25   - 1.25      12.37  -  12.37
      LIT Emerging Growth
        2002                                              3.37 -       3.37          0.35      1.25   - 1.25     -33.33  - -33.33
        2001                                              5.05 -       5.05          0.05      1.25   - 1.25     -32.35  - -32.35
      LIT Government
        2002 (j)                                         10.64 -      10.64          0.00      1.25   - 1.25       6.42  -   6.42
      LIT Money Market
        2002                                             10.38 -      10.38          1.16      1.25   - 1.25      -0.05  -  -0.05
        2001 (l)                                         10.38 -      10.38          2.60      1.25   - 1.25       3.81  -   3.81

Investments in the Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Asset Allocation
        2002                                              7.92 -       7.92          2.40      1.25   - 1.25     -13.94  - -13.94
        2001                                              9.20 -       9.20          1.68      1.25   - 1.25      -8.13  -  -8.13
      Wells Fargo VT Equity Income
        2002                                              7.77 -       7.77          1.93      1.25   - 1.25     -20.27  - -20.27
        2001                                              9.74 -       9.74          1.56      1.25   - 1.25      -6.60  -  -6.60
      Wells Fargo VT Growth
        2002                                              5.29 -       5.29          0.10      1.25   - 1.25     -26.77  - -26.77
        2001                                              7.22 -       7.22          0.02      1.25   - 1.25     -20.22  - -20.22

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits and amend Items 27, 32 and 34:

Item 24(b) Exhibits:

(4)(n)   Form of TrueReturn Accumulation Benefit Rider

(5)(e)   Form of Application for Allstate Advisor Variable Annuity Contracts

(5)(f)   Form of Application for Allstate Variable Annuity Contracts

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent

(10)(b)  Consent of Foley & Lardner

(13)(f)  Performance Data Calculations


27.      NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of December 1, 2003, there were 518 nonqualified contracts and 165 qualified contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of December 1, 2003, there were 71 nonqualified contracts and 94 qualified contracts.

Allstate Variable Annuity - L Share Contract:

As of December 1, 2003, there were 53 nonqualified contracts and 71 qualified contracts.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate New York under the Contracts. Allstate New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 22nd day of December, 2003.


                      ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                      (REGISTRANT)

                         BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                       (DEPOSITOR)

                                By: /s/MICHAEL J. VELOTTA
                                 ----------------------
                                   Michael J. Velotta
                              Vice President, Secretary and
                                     General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 22nd day of December, 2003.


*/MARCIA D. ALAZRAKI              Director
-------------------------------
Marcia D. Alazraki

*/MARGARET G. DYER                Director and Vice President
 ---------------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN               Director and Vice President
--------------------------------
Marla G. Friedman

*/VINCENT A. FUSCO                Director and Chief Operations Officer
- -------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.         Director
---------------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                 Director and Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY              Director and Vice President
---------------------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN              Director
---------------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH                 Controller and Group Vice President
--------------------------------           (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN R. RABEN, JR.              Director
--------------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                Director, Vice President and Chief Financial Officer
-------------------------------            (Principal Financial Officer)
Steven E. Shebik

*/PHYLLIS HILL SLATER             Director
----------------------------------
Phyllis Hill Slater

*/CASEY J. SYLLA                  Director, Chairman of the Board and President
 -------------------------                  (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA             Director, Vice President, General Counsel and
---------------------------                             Secretary
Michael J. Velotta

*/PATRICIA W. WILSON              Director and Assistant Vice President
------------------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney previously filed.

Exhibit Index

(4)(n)   Form of TrueReturn Accumulation Benefit Rider

(5)(e)   Form of Application for Allstate Advisor Variable Annuity Contracts

(5)(f)   Form of Application for Allstate Variable Annuity Contracts

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent

(10)(b)  Consent of Foley & Lardner

(13)(f)  Performance Data Calculations